As filed with the SEC on September 29, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4556

TRANSAMERICA IDEX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: May 1, 2004 – July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of July 31, 2004 are attached.

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
Investment Companies	(99.7	%) (b)
Aggressive Equity	(9.9%)
TA IDEX T. Rowe Price Health Sciences			1,168,197	$12,336
TA IDEX T. Rowe Price Small Cap			433,538	4,591
TA IDEX Transamerica Growth Opportunities (a)			973,722	6,164
TA IDEX Transamerica Small/Mid Cap Value			911,830	12,319
Capital Preservation	(5.8%)
TA IDEX Transamerica Money Market			20,490,040	20,490
Fixed-Income	(57.2%)
TA IDEX PIMCO Real Return TIPS			7,015,873	71,141
TA IDEX PIMCO Total Return			1,286,143	13,170
TA IDEX Transamerica Conservative High-Yield Bond			6,906,086	62,500
TA IDEX Transamerica Convertible Securities			4,049,447	42,843
TA IDEX Transamerica Flexible Income			1,486,553	13,959
Growth Equity	(19.3%)
TA IDEX American Century Large Company Value			858,515	8,499
TA IDEX Great Companies - TechnologySM (a)			1,985,093	7,345
TA IDEX Janus Growth (a)			223,754	4,618
TA IDEX Salomon All Cap (a)			1,054,008	15,325
TA IDEX Salomon Investors Value			2,026,246	26,280
TA IDEX T. Rowe Price Tax-Efficient Growth (a)			396,771	3,892
TA IDEX Transamerica Equity (a)			398,156	2,836
Specialty - Real Estate	(5.9%)
TA IDEX Clarion Real Estate Securities			1,653,028	20,927
World Equity	(1.6%)
TA IDEX American Century International			56,201	468
TA IDEX Templeton Great Companies Global (a)			248,531	5,396

Total Investment Companies (cost: $340,977)				355,099

Total Investment Securities (cost: 340,972)				$355,099

SUMMARY:
Investments, at value			99.7%	$355,099
Other assets in excess of liabilities			0.3%	1,029

Net assets			100.0%	$356,128

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(99.6	%) (b)
Aggressive Equity	(34.9%)
TA IDEX T. Rowe Price Health Sciences			2,997,678	$31,655
TA IDEX T. Rowe Price Small Cap			3,560,523	37,706
TA IDEX Transamerica Growth Opportunities (a)			7,336,464	46,440
TA IDEX Transamerica Small/Mid Cap Value			7,395,731	99,916
Growth Equity	(51.5%)
TA IDEX Great Companies - TechnologySM (a)			7,797,471	28,851
TA IDEX Janus Growth (a)			1,115,701	23,028
TA IDEX Jennison Growth (a)			2,339,661	21,361
TA IDEX Salomon All Cap (a)			7,742,907	112,582
TA IDEX Salomon Investors Value			8,167,581	105,934
TA IDEX Transamerica Equity (a)			3,776,104	26,886
Specialty - Real Estate	(1.4%)
TA IDEX Clarion Real Estate Securities			677,660	8,579
World Equity	(11.8%)
TA IDEX American Century International			5,658,030	47,131
TA IDEX Templeton Great Companies Global (a)			1,194,522	25,933

Total Investment Companies (cost: $591,549)				616,002

Total Investment Securities (cost: $591,549)				$616,002

SUMMARY:
Investments, at value			99.6%	$616,002
Other assets in excess of liabilities			0.4%	2,381

Net assets			100.0%	$618,383

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(99.6	%) (b)
Aggressive Equity	(23.6%)
TA IDEX T. Rowe Price Health Sciences			4,533,601	$47,875
TA IDEX T. Rowe Price Small Cap			5,033,212	53,302
TA IDEX Transamerica Growth Opportunities (a)			11,903,561	75,350
TA IDEX Transamerica Small/Mid Cap Value			8,163,986	110,295
Capital Preservation	(1.6%)
TA IDEX Transamerica Money Market			19,220,587	19,221
Fixed-Income	(21.1%)
TA IDEX PIMCO Real Return TIPS			9,303,898	94,342
TA IDEX PIMCO Total Return			1,940,155	19,867
TA IDEX Transamerica Conservative High-Yield Bond			8,158,186	73,832
TA IDEX Transamerica Convertible Securities			5,182,183	54,828
TA IDEX Transamerica Flexible Income			1,452,844	13,642
Growth Equity	(40.6%)
TA IDEX American Century Large Company Value			4,643,441	45,970
TA IDEX Great Companies - TechnologySM (a)			12,767,853	47,241
TA IDEX Janus Growth (a)			1,315,335	27,149
TA IDEX Jennison Growth (a)			22,211	202
TA IDEX Marsico Growth (a)			1,508,041	13,149
TA IDEX Salomon All Cap (a)			11,910,242	173,175
TA IDEX Salomon Investors Value			12,228,914	158,609
TA IDEX Transamerica Equity (a)			4,150,445	29,551
Specialty - Real Estate	(2.7%)
TA IDEX Clarion Real Estate Securities			2,617,801	33,141
World Equity	(10.0%)
TA IDEX American Century International			10,085,612	84,013
TA IDEX Templeton Great Companies Global (a)			1,761,941	38,252

Total Investment Companies (cost: $1,159,838)				$1,213,006

Total Investment Securities (cost: $1,159,838)				$1,213,006

SUMMARY:
Investments, at value			99.6%	$1,213,006
Other assets in excess of liabilities			0.4%	4,394

Net assets			100.0%	$1,217,400

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
INVESTMENT COMPANIES	(99.6	%) (b)
Aggressive Equity	(17.3%)
TA IDEX T. Rowe Price Health Sciences			3,671,978	$38,776
TA IDEX T. Rowe Price Small Cap			2,385,618	25,264
TA IDEX Transamerica Growth Opportunities (a)			5,188,487	32,843
TA IDEX Transamerica Small/Mid Cap Value			4,697,099	63,458
Capital Preservation	(3.5%)
TA IDEX Transamerica Money Market			32,256,623	32,257
Fixed-Income	(42.6%)
TA IDEX PIMCO Real Return TIPS			14,716,266	149,223
TA IDEX PIMCO Total Return			2,278,396	23,331
TA IDEX Transamerica Conservative High-Yield Bond			13,598,313	123,065
TA IDEX Transamerica Convertible Securities			7,278,225	77,004
TA IDEX Transamerica Flexible Income			2,456,891	23,070
Growth Equity	(26.9%)
TA IDEX American Century Large Company Value			2,759,179	27,316
TA IDEX Great Companies - TechnologySM (a)			6,487,464	24,004
TA IDEX Janus Growth (a)			547,991	11,310
TA IDEX Marsico Growth (a)			1,199,843	10,463
TA IDEX Salomon All Cap (a)			4,381,977	63,714
TA IDEX Salomon Investors Value			7,178,280	93,102
TA IDEX Transamerica Equity (a)			2,745,822	19,550
Specialty - Real Estate	(4.9%)
TA IDEX Clarion Real Estate Securities			3,628,145	45,932
World Equity	(4.4%)
TA IDEX American Century International			4,303,291	35,846
TA IDEX Templeton Great Companies Global (a)			238,387	5,175

Total Investment Companies (cost: $875,802)				924,703

Total Investment Securities (cost: $875,802)				$924,703

SUMMARY:
Investments, at value			99.6%	$924,703
Other assets in excess of liabilities			0.4%	3,380

Net assets			100.0%	$928,083

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX American Century International

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.8%)
Switzerland	(0.8%)
Compagnie Financiere Richemont AG - Units		68,230	$1,764

Total Convertible Preferred Stocks (cost: $1,672)			1,764

COMMON STOCKS	(98.8%)
Australia	(3.0%)
BHP Billiton Limited		257,054	2,378
Commonwealth Bank of Australia		72,900	1,597
QBE Insurance Group Limited		265,700	2,327
Austria	(1.6%)
Erste Bank der oesterreichischen Sparkassen AG		88,842	3,453
Bermuda	(3.0%)
Accenture Ltd - Class A (a)		50,900	1,254
Esprit Holdings Limited		328,000	1,459
Li & Fung Limited		636,000	881
Tyco International Ltd. (b)		89,950	2,788
Canada	(1.2%)
EnCana Corporation		19,940	891
Shoppers Drug Mart Corporation (a)		60,046	1,545
China	(0.6%)
Huaneng Power International, Inc.		1,576,000	1,263
Denmark	(0.8%)
A. P. Moller - Maersk A/S		230	1,603
France	(13.0%)
AXA		141,888	2,919
Credit Agricole SA		116,229	2,745
Essilor International SA		20,230	1,244
Lafarge SA		18,730	1,607
LVMH Moet Hennessy Louis Vuitton SA		18,524	1,266
Pernod Ricard		15,780	1,892
Schneider Electric SA		33,100	2,108
Societe Generale - Class A		29,877	2,455
Total Fina Elf SA		31,070	6,039
Vinci SA		18,200	1,854
Vivendi Universal SA (a)		133,010	3,329
Germany	(5.3%)
Adidas-Salomon AG		6,540	779
Continental AG		39,930	1,886
Fresenius Medical Care AG		14,780	1,076
METRO AG		35,840	1,637
PUMA AG Rudolf Dassler Sport		11,287	2,666
SAP AG		19,787	3,178
Greece	(1.2%)
Alpha Bank SA		57,380	1,362
Greek Organization of Football Prognostics		59,274	1,150
Guernsey	(0.5%)
Amdocs Limited (a)		52,150	1,132
Ireland	(0.9%)
Anglo Irish Bank Corporation PLC		126,010	2,001
Israel	(1.2%)
Teva Pharmaceutical Industries Ltd. - ADR (b)		87,896	2,602
Italy	(0.9%)
Terna SpA (a)		877,239	1,882
Japan	(22.2%)
AIFUL Corporation		15,900	1,495
Bank of Yokohama, Ltd. (The)		239,000	1,297
Canon Inc.		60,409	2,948
CASIO Computer Co., Ltd.		78,000	1,056
Chugai Pharmaceutical Co., Ltd.		112,899	1,771
Daikin Industries, Ltd.		39,000	960
Fast Retailing Co., Ltd.		27,000	1,901
Hoya Corporation		34,864	3,581
Ito-Yokado Co., Ltd.		53,000	2,059
Marui Co., Ltd.		122,600	1,479
Matsushita Electric Industrial Co., Ltd.		248,000	3,302
Mitsubishi Tokyo Financial Group, Inc.		220	1,968
Mitsui & Co., Ltd.		355,000	2,659
Omron Corporation		76,000	1,626
ORIX Corporation		17,200	1,858
Sharp Corporation		94,000	1,357
Sumitomo Mitsui Financial Group, Inc. (b)		670	4,033
Toppan Printing Co., Ltd.		111,000	1,109
Toray Industries, Inc.		441,000	2,089
TOTO LTD.		79,000	768
Toyota Motor Corporation		85,700	3,443
Yahoo Japan Corporation (a)		180	1,427
Yamaha Motor Co., Ltd.		70,000	1,071
Yamato Transport Co., Ltd.		83,000	1,320
Mexico	(1.0%)
America Movil, SA de CV - Series L - ADR (b)		60,087	2,147
Netherlands	(1.5%)
ING Groep NV		78,214	1,817
Royal Numico NV (a)		42,170	1,317
Norway	(1.6%)
Norsk Hydro ASA		33,980	2,152
Telenor ASA (a)		184,920	1,261
Russia	(1.9%)
Mobile TeleSystems OJSC - ADR (b)		23,679	2,772
Vimpel-Communications - ADR		13,253	1,159
South Africa	(0.6%)
MTN Group Limited		273,030	1,174
South Korea	(1.4%)
Hyundai Motor Company Limited		34,370	1,276
Samsung Electronics Co., Ltd.		4,741	1,691
Spain	(6.1%)
Acesa Infraestructuras, SA (a)		83,234	1,413
ACS, Actividades de Construccion y Servicios SA		82,387	1,377
Gamesa Corporacion Tecnologica, SA		120,920	1,702
Grupo Ferrovial, SA		43,720	1,909
Repsol-YPF, SA		146,110	3,106
Telefonica SA		233,257	3,403
Sweden	(2.3%)
Telefonaktiebolaget LM Ericsson - Class B (a)		1,078,600	2,885
Volvo AB - B Shares		57,325	2,057
Switzerland	(8.2%)
ABB Ltd. (a)		217,090	1,174
Alcon, Inc.		12,760	977
Nestle SA - Registered Shares		9,260	2,369
Novartis AG		110,800	4,963
Roche Holding AG - Genusschein		52,697	5,216
UBS AG - Registered Shares		36,886	2,471
United Kingdom	(17.5%)
AstraZeneca PLC		19,673	881
BP PLC		437,681	4,109
Cadbury Schweppes PLC		228,470	1,871
Diageo PLC		135,200	1,676
Enterprise Inns PLC		170,470	1,653
Legal & General Group PLC		1,264,040	2,231
Man Group PLC		105,226	2,504
mmO2 PLC (a)		899,408	1,464
Next PLC		92,740	2,526
Pearson PLC		187,690	2,105
Reckitt Benckiser PLC		138,563	3,791
Royal Bank of Scotland Group PLC (The)		37,858	1,065
Smith & Nephew PLC		470,175	4,747
Tesco PLC		757,720	3,508
United Business Media PLC		145,360	1,306
Wolseley PLC		77,490	1,205
United States	(1.3%)
iShares MSCI EAFE Index Fund (b)		10,000	1,366
Synthes, Inc.		14,720	1,451

Total Common Stocks (cost: $200,569)			208,072

		Principal	Value
SECURITY LENDING COLLATERAL	(3.5%)
Debt	(3.1%)
Bank Notes	(0.4%)
Bank of America Corporation
1.31%, due 10/19/2004		$370	$370
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		370	370
Commercial Paper	(0.7%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		74	74
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		519	519
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		74	74
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		395	395
Sheffield Receivables - 144A
1.33%, due 08/16/2004		370	370
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		148	148
Euro Dollar Terms	(0.7%)
Bank of America Corporation
1.40%, due 09/01/2004		74	74
1.43%, due 09/17/2004		74	74
Bank of Montreal
1.37%, due 08/23/2004		290	290
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		133	133
BNP Paribas SA
1.41%, due 09/13/2004		296	296
Dexia Group
1.51%, due 10/01/2004		148	148
Royal Bank of Canada
1.27%, due 08/11/2004		370	370
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		148	148
Promissory Notes	(0.2%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		519	519
Repurchase Agreements(c)	(1.0%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $593 on 09/14/2004		593	593
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $1,482 on 08/02/2004		1,482	1,482

		Shares	Value
Investment Companies	(0.4%)
Money Market Funds	(0.4%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		540,200	$540
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		370,258	370

Total Security Lending Collateral (cost: $7,357)			7,357

Total Investment Securities (cost: $209,598)			$217,193

SUMMARY:
Investments, at value		103.1%	$217,193
Liabilities in excess of other assets		(3.1%)	(6,556)

Net assets		100.0%	$210,637

	Percentage of Net Asset	Value
INVESTMENTS BY INDUSTRY:
Amusement & Recreation Services	0.5%	$1,150
Apparel & Accessory Stores	2.1%	4,427
Apparel Products	1.1%	2,238
Automotive	4.6%	9,733
Beer, Wine & Distilled Beverages	0.6%	1,266
Beverages	1.7%	3,547
Business Services	1.5%	3,112
Chemicals & Allied Products	1.8%	3,791
Commercial Banks	11.6%	24,447
Computer & Data Processing Services	2.7%	5,737
Computer & Office Equipment	1.9%	4,004
Construction	3.2%	6,747
Department Stores	1.5%	3,116
Drug Stores & Proprietary Stores	0.7%	1,545
Electric Services	1.9%	4,036
Electronic & Other Electric Equipment	4.3%	9,150
Electronic Components & Accessories	1.3%	2,788
Fabricated Metal Products	0.8%	1,728
Finance	0.6%	1,366
Food & Kindred Products	2.0%	4,261
Food Stores	1.7%	3,508
Health Services	0.5%	1,076
Holding & Other Investment Offices	1.2%	2,504
Instruments & Related Products	3.0%	6,260
Insurance	2.2%	4,558
Life Insurance	2.2%	4,736
Lumber & Construction Materials	0.6%	1,205
Machinery, Equipment & Supplies	1.0%	2,108
Manufacturing Industries	1.3%	2,666
Medical Instruments & Supplies	3.5%	7,442
Metal Mining	1.1%	2,378
Motion Pictures	1.6%	3,329
Oil & Gas Extraction	5.4%	11,297
Personal Credit Institutions	0.7%	1,495
Petroleum Refining	2.0%	4,109
Pharmaceuticals	8.0%	16,750
Printing & Publishing	2.1%	4,520
Restaurants	0.8%	1,653
Retail Trade	1.0%	2,059
Telecommunications	7.7%	16,265
Textile Mill Products	1.0%	2,089
Transportation & Public Utilities	1.3%	2,733
Transportation Equipment	0.4%	881
Water Transportation	0.8%	1,603
Wholesale Trade Durable Goods	2.1%	4,423

Investments, at market value	99.6%	209,836
Short-term investments	3.5%	7,357
Liabilities in excess of other assets	(3.1)%	(6,556)

Net assets	100.0%	210,637

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Danish Krone	84	08/02/2004	$14	$—
Japanese Yen	40,194	08/03/2004	360	—

Total Forward Foreign Currency Contracts			$374	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004 all or a portion of this security is on loan. The value at July 31, 2004 of all securities on loan is $7,356.

(c)	Cash collateral for the Repurchase Agreements, valued at $2,115, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpeutal maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $1,037 or 0.494% of the net assets of the Fund.

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(95.3%)
Aerospace	(0.9%)
Boeing Company (The)		21,800	$1,106
Amusement & Recreation Services	(0.6%)
Harrah’s Entertainment, Inc.		14,400	669
Apparel & Accessory Stores	(0.6%)
Limited, Inc. (The)		38,000	777
Apparel Products	(1.2%)
Liz Claiborne, Inc.		20,400	738
V.F. Corporation		14,500	725
Automotive	(1.9%)
General Motors Corporation (b)		14,700	634
Honeywell International Inc.		30,600	1,151
Toyota Motor Corporation - ADR (b)		5,500	440
Beverages	(1.0%)
Coors (Adolph) Company (b)		7,100	488
Pepsi Bottling Group, Inc. (The)		25,700	716
Chemicals & Allied Products	(1.1%)
PPG Industries, Inc.		22,400	1,320
Commercial Banks	(16.7%)
Bank of America Corporation		44,100	3,749
Citigroup Inc.		118,800	5,238
KeyCorp		30,400	917
Morgan Chase & Co. (J.P.)		49,700	1,855
National City Corporation (b)		36,600	1,336
PNC Financial Services Group, Inc. (The)		24,800	1,255
U.S. Bancorp		58,200	1,647
Wachovia Corporation		35,000	1,551
Wells Fargo & Company		44,100	2,532
Computer & Data Processing Services	(4.1%)
Computer Associates International, Inc. (b)		45,300	1,143
Computer Sciences Corporation (a)		22,300	1,054
Electronic Data Systems Corporation (b)		38,600	713
Fiserv, Inc. (a)		19,000	651
Microsoft Corporation		46,900	1,335
Computer & Office Equipment	(2.7%)
Hewlett-Packard Company		110,500	2,227
International Business Machines Corporation		11,500	1,001
Department Stores	(1.7%)
May Department Stores Company (The)		49,100	1,303
Sears, Roebuck and Co. (b)		18,900	693
Drug Stores & Proprietary Stores	(0.7%)
CVS Corporation		18,900	791
Electric Services	(1.1%)
PPL Corporation		28,300	1,312
Electric, Gas & Sanitary Services	(2.0%)
Exelon Corporation		48,300	1,686
NiSource Inc.		35,800	741
Electronic & Other Electric Equipment	(1.4%)
General Electric Company		40,900	1,360
Whirlpool Corp.		5,400	338
Electronic Components & Accessories	(0.9%)
Tyco International Ltd. (b)		35,800	1,110
Environmental Services	(0.6%)
Waste Management, Inc.		24,100	678
Fabricated Metal Products	(0.6%)
Parker-Hannifin Corporation		12,800	734
Finance	(2.6%)
Standard & Poor’s 500 Depositary Receipt (b)		27,600	3,058
Food & Kindred Products	(3.4%)
Altria Group, Inc.		32,800	1,561
Heinz (H.J.) Company		26,300	970
Sara Lee Corporation		33,600	738
Unilever NV - NY Shares (b)		12,400	760
Food Stores	(0.6%)
Kroger Co. (The) (a)		41,900	662
Furniture & Fixtures	(0.5%)
Lear Corporation		10,200	562
Health Services	(0.7%)
HCA Inc.		21,300	823
Industrial Machinery & Equipment	(2.2%)
Black & Decker Corporation (The)		12,200	853
Dover Corporation		18,400	730
Ingersoll-Rand Company - Class A		16,000	1,099
Instruments & Related Products	(0.3%)
Snap-on Incorporated		10,200	329
Insurance	(4.6%)
Allstate Corporation (The)		35,200	1,657
American International Group, Inc.		18,400	1,300
CIGNA Corporation		10,500	651
Loews Corporation		21,300	1,206
MGIC Investment Corporation		10,300	731
Insurance Agents, Brokers & Service	(1.9%)
Hartford Financial Services Group, Inc. (The) (b)		20,800	1,354
Marsh & McLennan Companies, Inc.		21,100	936
Life Insurance	(0.8%)
Torchmark Corporation		17,800	931
Lumber & Wood Products	(1.1%)
Weyerhaeuser Company		21,500	1,333
Medical Instruments & Supplies	(1.2%)
Baxter International Inc.		34,400	1,034
Becton, Dickinson and Company		9,300	439
Motion Pictures	(1.4%)
Blockbuster Inc. - Class A (b)		31,900	424
Time Warner Inc.		75,800	1,262
Oil & Gas Extraction	(1.4%)
ConocoPhillips		20,800	1,638
Paper & Allied Products	(0.9%)
Kimberly-Clark Corporation		16,400	1,051
Petroleum Refining	(8.3%)
ChevronTexaco Corporation		19,700	1,884
Exxon Mobil Corporation		108,300	5,014
Royal Dutch Petroleum Company - NY Registered Shares		61,400	3,088
Pharmaceuticals	(4.4%)
Abbott Laboratories		34,200	1,346
AmerisourceBergen Corporation		12,200	660
Bristol-Myers Squibb Co.		37,900	868
Johnson & Johnson		22,600	1,249
Merck & Co., Inc.		24,600	1,116
Primary Metal Industries	(1.6%)
Alcoa Inc.		30,600	980
Nucor Corporation (b)		10,900	912
Printing & Publishing	(1.7%)
Donnelley (R.R.) & Sons Company		23,800	755
Gannett Co., Inc.		15,500	1,289
Restaurants	(1.4%)
McDonald’s Corporation		60,400	1,661
Rubber & Misc. Plastic Products	(0.9%)
Newell Financial Trust I (b)		29,700	642
Reebok International Ltd.		11,000	375
Savings Institutions	(1.3%)
Washington Mutual, Inc.		41,300	1,602
Security & Commodity Brokers	(2.6%)
Merrill Lynch & Co., Inc.		31,100	1,546
Morgan Stanley		31,000	1,529
Telecommunications	(5.9%)
ALLTEL Corporation		18,500	962
AT&T Corp. (b)		35,400	535
BellSouth Corporation		47,700	1,292
SBC Communications Inc.		63,600	1,612
Sprint Corporation (FON Group)		58,200	1,087
Verizon Communications, Inc.		23,600	910
Vodafone Group PLC - ADR		31,900	693
U.S. Government Agencies	(3.8%)
Freddie Mac		70,900	4,560

Total Common Stocks (cost: $113,483)			113,974

		Principal	Value
SECURITY LENDING COLLATERAL	(10.1%)
Debt	(8.9%)
Bank Notes	(1.0%)
Bank of America Corporation
1.31%, due 10/19/2004		$606	$606
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		606	606
Commercial Paper	(2.0%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		121	121
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		848	848
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		121	121
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		646	646
Sheffield Receivables - 144A
1.33%, due 08/16/2004		606	606
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		241	241
Euro Dollar Terms	(2.1%)
Bank of America Corporation
1.40%, due 09/01/2004		121	121
1.43%, due 09/17/2004		121	121
Bank of Montreal
1.37%, due 08/23/2004		474	474
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		218	218
BNP Paribas SA
1.41%, due 09/13/2004		484	484
Dexia Group
1.51%, due 10/01/2004		242	242
Royal Bank of Canada
1.27%, due 08/11/2004		606	606
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		242	242
Promissory Notes	(0.7%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		848	848
Repurchase Agreements (c)	(2.9%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $969 on 09/14/2004		969	969
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,422 on 08/02/2004		2,422	2,422

		Shares	Values
Investment Companies	(1.2%)
Money Market Funds	(1.2%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		883,507	$884
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		605,564	606

Total Security Lending Collateral (cost: $12,032)			12,032

Total Investment Securities (cost: $125,515)			$126,006

SUMMARY:
Investments, at value		105.4%	$126,006
Liabilities in excess of other assets		(5.4%)	(6,403)

Net assets		100.0%	$119,603

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $11,722.

(c)	Cash collateral for the Repurchase Agreements, valued at $3,459, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpeutal maturity.

DEFINITIONS:

ADR	American Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $1,696 or 1.42% of the net assets of the Fund.

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(98.6%)
Apartments	(19.1%)
Archstone-Smith Trust		197,300	$5,807
Avalonbay Communities, Inc.		61,700	3,591
Camden Property Trust		129,260	5,817
Essex Property Trust, Inc.		17,800	1,173
Gables Residential Trust		51,400	1,699
Home Properties of New York, Inc.		59,100	2,222
United Dominion Realty Trust, Inc.		122,900	2,383
Diversified	(3.7%)
Liberty Property Trust		115,649	4,441
Health Care	(2.4%)
Health Care REIT, Inc. (b)		53,590	1,729
Omega Healthcare Investors, Inc.		119,400	1,164
Hotels	(13.3%)
Hilton Hotels Corporation		127,300	2,270
Host Marriott Corporation (a) (b)		326,000	4,222
LaSalle Hotel Properties		70,000	1,802
Starwood Hotels & Resorts Worldwide, Inc.		133,200	5,994
Strategic Hotel Capital, Inc. (a)		99,200	1,433
Office Property	(29.6%)
Arden Realty, Inc.		136,750	4,157
Boston Properties, Inc. (b)		115,900	6,131
Brandywine Realty Trust		42,300	1,155
Corporate Office Properties Trust		98,900	2,505
Mack-Cali Realty Corporation		114,550	4,685
Maguire Properties, Inc.		170,000	4,207
Prentiss Properties Trust		121,660	4,167
SL Green Realty Corp. (b)		78,200	3,840
Trizec Properties, Inc. (b)		261,400	4,194
Regional Mall	(15.4%)
CBL & Associates Properties, Inc.		41,980	2,313
General Growth Properties, Inc.		106,600	3,207
Macerich Company (The)		71,400	3,420
Mills Corporation (The)		98,400	4,487
Simon Property Group, Inc.		93,600	4,831
Shopping Center	(8.5%)
Acadia Realty Trust		90,600	1,284
Developers Diversified Realty Corporation		99,800	3,581
Pan Pacific Retail Properties, Inc.		24,100	1,219
Regency Centers Corporation		92,600	3,936
Warehouse	(6.6%)
Catellus Development Corporation		118,103	2,953
ProLogis		143,500	4,885

Total Common Stocks (cost: $109,383)			116,904

		Principal	Value
SECURITY LENDING COLLATERAL	(9.3%)
Debt	(8.2%)
Bank Notes	(0.9%)
Bank of America Corporation
1.31%, due 10/19/2004		$554	$554
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		554	554
Commercial Paper	(1.8%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		111	111
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		775	775
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		111	111
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		591	591
Sheffield Receivables - 144A
1.33%, due 08/16/2004		554	554
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		222	222
Euro Dollar Terms	(1.9%)
Bank of America Corporation
1.40%, due 09/01/2004		111	111
1.43%, due 09/17/2004		111	111
Bank of Montreal
1.37%, due 08/23/2004		434	434
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		199	199
BNP Paribas SA
1.41%, due 09/13/2004		443	443
Dexia Group
1.51%, due 10/01/2004		222	222
Royal Bank of Canada
1.27%, due 08/11/2004		554	554
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		222	222
Promissory Notes	(0.7%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		775	775
Repurchase Agreements (c)	(2.7%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $886 on 09/14/2004		886	886
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,215 on 08/02/2004		2,215	2,215

		Shares	Values
Investment Companies	(1.1%)
Money Market Funds	(1.1%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		808,134	$808
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		553,903	554

Total Security Lending Collateral (cost: $11,006)			11,006

Total Investment Securities (cost: $120,389)			$127,910

SUMMARY:
Investments, at value		107.9%	$127,910
Liabilities in excess of other assets		-7.9%	(9,356)

Net assets		100.0%	$118,554

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $10,536.

(c)	Cash collateral for the Repurchase Agreements, valued at $3,164, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

REIT	Real Estate Investment Trust

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $1,551 or 1.31% of the net assets of the Fund.

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
LONG-TERM MUNICIPAL BONDS	(98.0%)
Alabama	(1.7%)
Alabama Water Pollution Control, Revenue Bonds
5.50%, due 08/15/2023		$500	$529
Arkansas	(1.7%)
Jefferson County Hospital Association, Revenue Bonds, Series B
5.80%, due 06/01/2021		500	523
California	(3.9%)
California Health Facilities Financing Authority, Revenue Bonds, Series I (c)
4.95%, due 07/01/2026		145	144
California State, General Obligation Bonds
5.25%, due 02/01/2014		500	539
Torrance Memorial Medical Center, Revenue Bonds, Series A
6.00%, due 06/01/2022		500	535
Colorado	(1.8%)
Colorado Department of Transportation, Revenue Bonds, Series A (a)
5.50%, due 06/15/2015		500	566
District of Columbia	(1.8%)
District of Columbia Water and Sewer Authority, Revenue Bonds
5.50%, due 10/01/2017		500	564
Illinois	(8.5%)
Illinois Educational Facilities Authority, Revenue Bonds, Series A
5.00%, due 07/01/2026		500	492
Illinois State Partnership, Department of Central Management, Public Improvements, Certification of Participation
5.65%, due 07/01/2017		1,000	1,076
McHenry County Community Unit School District; General Obligation Bonds, Prerefunded — Series A
5.85%, due 01/01/2016		770	849
McHenry County Community Unit School District; General Obligation Bonds, Unrefunded — Series A
5.85%, due 01/01/2016		230	250
Indiana	(6.1%)
Indiana Health Facilities Financing Authority, Revenue Bonds (c)
6.25%, due 03/01/2025		300	301
Indiana State Development Finance Authority, Revenue Bonds
5.25%, due 12/01/2022		500	541
Indianapolis Gas Utility, Revenue Bonds, Series A
5.25%, due 08/15/2012		1,000	1,081
Iowa	(1.7%)
Iowa State Certificate of Participation, Revenue Bonds
6.50%, due 07/01/2006		535	537
Louisiana	(1.7%)
Sabine River Authority, Water Facilities, Revenue Bonds
6.20%, due 02/01/2025		500	522
Massachusetts	(1.7%)
Massachusetts State Development Finance Agency, Revenue Bonds
6.38%, due 07/01/2023		500	541
Michigan	(3.4%)
Cornell Michigan, Economic Development, Revenue Bonds
5.88%, due 05/01/2018		500	517
Michigan Municipal Bond Authority, Revenue Bonds
5.50%, due 10/01/2022		500	567
Minnesota	(1.7%)
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, Revenue Bonds (c)
6.00%, due 12/01/2019		500	523
Mississippi	(1.8%)
Lowndes County Solid Waste Disposal & Pollution Control, Revenue Bonds
6.70%, due 04/01/2022		500	558
Nevada	(3.0%)
Clark County Industrial Development, Revenue Bonds (c)
5.45%, due 03/01/2038		400	417
Clark County School District, School Improvements, General Obligation Bonds, Series F
5.00%, due 06/15/2006		500	527
New Hampshire	(0.4%)
New Hampshire State Housing Authority, Single-Family Mortgage, Revenue Bonds, Series C
6.13%, due 01/01/2020		130	134
New Jersey	(0.6%)
New Jersey Economic Development Authority, Revenue Bonds, Series A
5.80%, due 11/01/2031		200	194
New Mexico	(0.8%)
New Mexico Mortgage and Finance Authority, Revenue Bonds
6.05%, due 09/01/2021		240	251
New York	(15.1%)
Dormitory Authority of the State of New York, Revenue Bonds, Series A
5.25%, due 07/01/2024		500	507
Hempstead Town, New York Industrial Development Agency, Revenue Bonds
4.63%, due 07/01/2021		500	486
New York City Industrial Development Agency, Revenue Bonds
5.38%, due 07/01/2017		250	272
5.13%, due 12/30/2023		500	482
New York City Transitional Finance Authority, Revenue Bonds, Non pre-refunded
5.50%, due 02/15/2019		640	698
New York City Transitional Finance Authority, Revenue Bonds, Pre-refunded
5.50%, due 02/15/2019		360	406
New York State Mortgage Agency, Revenue Bonds, Series 95
5.50%, due 10/01/2017		500	527
Niagara County Industrial Development Agency, Revenue Bonds, Series D (c)
5.55%, due 11/15/2024		500	525
United Nations Development Corporation, Revenue Bonds, Series A
5.25%, due 07/01/2024		250	255
Warwick Valley Central School District, School Improvements, General Obligation Bonds
5.50%, due 01/15/2017		570	627
North Carolina	(3.1%)
North Carolina Housing and Finance Agency Authority, Revenue Bonds
5.25%, due 01/01/2022		445	454
North Carolina Municipal Power Agency, Revenue Bonds, Series A
5.50%, due 01/01/2012		500	538
North Dakota	(1.0%)
North Dakota State Housing and Finance Authority, Revenue Bonds, Series C
6.00%, due 07/01/2020		300	310
Ohio	(7.7%)
Cleveland Municipal School District, General Obligation Bonds
5.25%, due 12/01/2024		300	314
Ohio State Air Quality Development Authority, Revenue Bonds
6.00%, due 12/01/2013		500	514
Ohio State, General Obligation Bonds, Series A
5.38%, due 09/15/2017		500	544
Ohio State, Highway Improvement, Revenue Bonds
5.00%, due 06/15/2006		500	527
Steubenville Hospital Improvement Facilities, Revenue Bonds
6.38%, due 10/01/2020		500	533
Pennsylvania	(4.4%)
Pennsylvania State Facilities Authority, Revenue Bonds
6.00%, due 01/15/2022		500	526
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds
5.25%, due 05/01/2023		350	349
Sayre, Pennsylvania Health Care Facilities, Revenue Bonds
5.75%, due 12/01/2021		500	514
Rhode Island	(5.2%)
Providence Public Building Authority, Revenue Bonds, Series A
5.70%, due 12/15/2015		500	562
Rhode Island Clean Water Financing Agency, Revenue Bonds
5.80%, due 09/01/2022		1,000	1,076
South Dakota	(1.6%)
South Dakota Housing Development Agency, Revenue Bonds, Series C
5.35%, due 05/01/2022		500	517
Tennessee	(4.1%)
Memphis-Shelby County, Tennessee Airport, Revenue Bonds
5.00%, due 09/01/2009		500	528
Sullivan County Health & Educational Housing Facilities Board Review, Revenue Bonds
6.25%, due 09/01/2022		250	256
Tennessee Housing Development Agency, Revenue Bonds
5.38%, due 01/01/2018		495	517
Texas	(3.9%)
Houston Port Authority, Harris County, General Obligation Bonds, Series A
5.50%, due 10/01/2024		500	531
Kingsbridge Municipal Utility District, General Obligation Bonds
5.38%, due 03/01/2015		500	531
Sabine River Authority of Texas, Revenue Bonds, Series A
5.80%, due 07/01/2022		165	167
Washington	(3.5%)
Northwest Washington Electric, Revenue Bonds, Series A
5.75%, due 07/01/2018		500	556
University of Washington, Student Facilities Improvements, Revenue Bonds
5.88%, due 06/01/2016		500	563
Wisconsin	(2.5%)
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds
6.00%, due 07/01/2021		250	262
5.75%, due 08/15/2025		500	513
Wyoming	(3.6%)
Wyoming State Farm Loan Board, Capital Facilities, Revenue Bonds
5.75%, due 10/01/2020		1,000	1,143

Total Long-Term Municipal Bonds (cost: $29,296)			30,908

SHORT-TERM MUNICIPAL BONDS	(1.1%)
Indiana Health Facilities Financing Authority, Revenue Bonds (d)
1.12%, due 03/01/2030		350	350

Total Short-Term Municipal Bonds (cost: $350)			350

Total Investment Securities (cost: $29,646)			$31,258

SUMMARY:
Investments, at value		99.1%	$31,258
Other assets in excess of liabilities		0.9%	296

Net assets		100.0%	$31,554

FUTURES CONTRACTS:
	Contracts (b)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(20)	09/30/2004	$(2,168)	$(46)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2004, is $113.

(b)	Contract Amounts are not in thousands.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2004.

(d)	Continuously callable municipal bond.

TA IDEX Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(95.1%)
Aerospace	(7.4%)
United Technologies Corporation		105,702	$9,883
Beverages	(4.5%)
PepsiCo, Inc.		120,000	6,000
Business Services	(12.6%)
First Data Corporation		190,900	8,516
Omnicom Group, Inc.		116,300	8,376
Chemicals & Allied Products	(9.8%)
Colgate-Palmolive Company		122,600	6,522
Procter & Gamble Company (The)		126,000	6,571
Commercial Banks	(4.6%)
Citigroup Inc.		139,700	6,159
Computer & Office Equipment	(4.9%)
International Business Machines Corporation		74,800	6,513
Electronic & Other Electric Equipment	(8.3%)
General Electric Company		335,100	11,142
Electronic Components & Accessories	(4.2%)
Texas Instruments Incorporated		265,001	5,652
Insurance	(5.1%)
American International Group, Inc.		97,100	6,860
Insurance Agents, Brokers & Service	(2.2%)
Marsh & McLennan Companies, Inc.		64,900	2,880
Medical Instruments & Supplies	(7.6%)
Medtronic, Inc.		204,100	10,138
Paper & Allied Products	(4.4%)
3M Company		71,100	5,856
Pharmaceuticals	(12.9%)
Abbott Laboratories		154,700	6,087
Johnson & Johnson		50,300	2,780
Pfizer Inc.		192,900	6,165
Wyeth		59,500	2,107
Security & Commodity Brokers	(6.6%)
Goldman Sachs Group, Inc. (The)		27,000	2,382
Lehman Brothers Holdings Inc.		39,600	2,776
Merrill Lynch & Co., Inc.		74,600	3,709

Total Common Stocks (cost: $120,072)			127,074

Total Investment Securities (cost: $120,072)			$127,074

SUMMARY:
Investments, at value		95.1%	$127,074
Other assets in excess of liabilities		4.9%	6,585

Net assets		100.0%	$133,659

TA IDEX Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(85.3%)
Business Services	(10.0%)
eBay Inc. (a)		46,300	$3,627
First Data Corporation		209,083	9,327
Communications Equipment	(3.0%)
QUALCOMM Incorporated		56,400	3,896
Computer & Data Processing Services	(19.1%)
Electronic Arts Inc. (a)		73,100	3,665
Microsoft Corporation		393,500	11,199
Symantec Corporation (a)(b)		141,900	6,635
Yahoo! Inc. (a)		106,520	3,281
Computer & Office Equipment	(22.2%)
Cisco Systems, Inc. (a)		254,400	5,307
Dell Inc. (a)		245,900	8,722
EMC Corporation (a)		770,000	8,447
International Business Machines Corporation		74,700	6,504
Electronic Components & Accessories	(21.1%)
Analog Devices, Inc. (b)		152,700	6,062
Intel Corporation		183,024	4,462
Maxim Integrated Products		123,900	5,960
Texas Instruments Incorporated		242,300	5,168
Xilinx, Inc.		192,700	5,671
Industrial Machinery & Equipment	(2.5%)
Applied Materials, Inc. (a)		191,100	3,243
Instruments & Related Products	(2.7%)
Waters Corporation (a)(b)		79,400	3,484
Pharmaceuticals	(4.7%)
Amgen Inc. (a)		106,300	6,046

Total Common Stocks (cost: $103,044)			110,706

		Principal	Value
SECURITY LENDING COLLATERAL	(5.4%)
Debt	(4.7%)
Bank Notes	(0.5%)
Bank of America Corporation
1.31%, due 10/19/2004		$356	$356
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		356	356
Commercial Paper	(1.1%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		71	71
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		498	498
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		71	71
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		380	380
Sheffield Receivables - 144A
1.33%, due 08/16/2004		356	356
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		142	142
Euro Dollar Terms	(1.1%)
Bank of America Corporation
1.40%, due 09/01/2004		71	71
1.43%, due 09/17/2004		71	71
Bank of Montreal
1.37%, due 08/23/2004		279	279
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		128	128
BNP Paribas SA
1.41%, due 09/13/2004		285	285
Dexia Group
1.51%, due 10/01/2004		142	142
Royal Bank of Canada
1.27%, due 08/11/2004		356	356
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		142	142
Promissory Notes	(0.4%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		499	499
Repurchase Agreements (c)	(1.5%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $571 on 09/14/2004		571	571
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $1,425 on 08/02/2004		1,425	1,425

		Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		519,419	$519
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		356,015	356

Total Security Lending Collateral (cost: $7,074)			7,074

Total Investment Securities (cost: $110,118)			$117,780

SUMMARY:
Investments, at value		90.7%	$117,780
Other assets in excess of liabilities		9.3%	12,014

Net assets		100.0%	$129,794

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $6,834.

(c)	Cash collateral for the Repurchase Agreements, valued at $2,034, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

144A	Securities are registered pursuant to rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $996 or 0.77% of the net assets of the Fund.

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(85.9%)
Air Transportation	(2.3%)
FedEx Corporation		331,750	$27,164
Automotive Dealers & Service Stations	(1.2%)
Advance Auto Parts, Inc.(a)		398,415	14,789
Beer, Wine & Distilled Beverages	(1.0%)
LVMH Moet Hennessy Louis Vuitton SA		182,673	12,481
Business Services	(6.3%)
CheckFree Holdings Corporation (a) (b)		311,165	9,347
Clear Channel Communications, Inc.		1,365,840	48,760
eBay Inc. (a)		220,085	17,239
Chemicals & Allied Products	(1.4%)
Procter & Gamble Company (The)		332,230	17,326
Commercial Banks	(6.0%)
Citigroup Inc.		437,245	19,278
MBNA Corporation		1,183,350	29,218
Northern Trust Corporation		298,410	11,975
Providian Financial Corporation(a)		784,505	10,858
Communication	(4.5%)
Liberty Media Corporation - Class A (a)		4,640,621	39,352
Liberty Media International, Inc. - Class A (a)		308,598	8,327
XM Satellite Radio Holdings Inc. - Class A (a)(b)		229,975	6,069
Communications Equipment	(2.2%)
Motorola, Inc.		955,860	15,227
Research In Motion Limited (a)		181,835	11,214
Computer & Data Processing Services	(9.6%)
Check Point Software Technologies, Ltd. (a)(b)		468,080	9,310
Electronic Arts Inc. (a) (b)		667,705	33,472
Yahoo! Inc.(a)		2,320,380	71,468
Computer & Office Equipment	(5.0%)
Cisco Systems, Inc.(a)		1,653,652	34,495
Lexmark International, Inc. (a)		281,440	24,907
Electronic Components & Accessories	(3.6%)
Advanced Micro Devices, Inc. (a) (b)		2,438,250	30,454
Maxim Integrated Products		255,510	12,290
Furniture & Fixtures	(1.6%)
Kinetic Concepts, Inc.(a)		418,780	18,812
Hotels & Other Lodging Places	(4.1%)
Marriott International, Inc. - Class A		426,930	20,834
Starwood Hotels & Resorts Worldwide, Inc.		636,145	28,628
Instruments & Related Products	(1.3%)
Alcon, Inc.		210,710	16,140
Insurance	(4.0%)
UnitedHealth Group Incorporated		759,885	47,797
Medical Instruments & Supplies	(9.1%)
Biomet, Incorporated		441,645	19,428
Boston Scientific Corporation (a)		643,870	24,634
Medtronic, Inc.		1,300,245	64,583
Paper & Allied Products	(1.3%)
3M Company		194,355	16,007
Personal Credit Institutions	(0.9%)
SLM Corporation		294,480	11,167
Pharmaceuticals	(12.3%)
Amgen Inc. (a)		455,575	25,913
Celgene Corporation (a)		305,705	16,303
Elan Corporation PLC - ADR (a) (b)		325,890	6,697
Forest Laboratories, Inc. (a)		334,205	16,807
Genentech, Inc. (a)		997,505	48,559
Roche Holding AG - Genusschein		323,715	32,042
Restaurants	(1.7%)
McDonald’s Corporation		753,650	20,725
Retail Trade	(4.4%)
Amazon.com, Inc. (a) (b)		602,730	23,458
Staples, Inc.		1,031,315	29,785
U.S. Government Agencies	(0.8%)
Fannie Mae		136,140	9,660
Water Transportation	(1.3%)
Carnival Corporation		326,740	15,229

Total Common Stocks (cost: $864,058)			1,028,228

		Principal	Value
SECURITY LENDING COLLATERAL	(5.0%)
Debt	(4.4%)
Bank Notes	(0.5%)
Bank of America Corporation
1.31%, due 10/19/2004		$2,984	$2,984
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		2,984	2,984
Commercial Paper	(1.0%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		597	597
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		4,178	4,178
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		597	597
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		3,185	3,185
Sheffield Receivables - 144A
1.33%, due 08/16/2004		2,984	2,984
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		1,194	1,194
Euro Dollar Terms	(1.0%)
Bank of America Corporation
1.40%, due 09/01/2004		597	597
1.43%, due 09/17/2004		597	597
Bank of Montreal
1.37%, due 08/23/2004		2,337	2,337
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		1,074	1,074
BNP Paribas SA
1.41%, due 09/13/2004		2,388	2,388
Dexia Group
1.51%, due 10/01/2004		1,194	1,194
Royal Bank of Canada
1.27%, due 08/11/2004		2,984	2,984
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		1,194	1,194
Promissory Notes	(0.3%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		4,178	4,178
Repurchase Agreements(c)	(1.5%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $4,775 on 09/14/2004		4,775	4,775
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $11,939 on 08/02/2004		11,939	11,939

		Shares	Value
Investment Companies	(0.6%)
Money Market Funds	(0.6%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		4,354,174	$4,354
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		2,984,394	2,984

Total Security Lending Collateral (cost: $59,298 )			59,298

Total Investment Securities (cost: $923,356 )			$1,087,526

SUMMARY:
Investments, at value		90.9%	$1,087,526
Other assets in excess of liabilities		9.1%	109,392

Net assets		100.0%	$1,196,918

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $56,728.

(c)	Cash collateral for the Repurchase Agreements, valued at $17,047, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $8,356 or 0.70% of the net assets of the Fund.

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(96.2%)
Apparel & Accessory Stores	(1.4%)
Chico’s FAS, Inc. (a) (b)		29,700	$1,244
Business Services	(2.2%)
eBay Inc. (a)		25,400	1,991
Chemicals & Allied Products	(3.5%)
Avon Products, Inc.		30,100	1,295
Lauder (Estee) Companies Inc. (The) - Class A		21,700	953
Procter & Gamble Company (The)		16,300	850
Commercial Banks	(6.7%)
Bank of America Corporation		15,400	1,309
Citigroup Inc.		20,100	886
Morgan Chase & Co. (J.P.)		59,400	2,217
State Street Corporation		36,900	1,580
Communication	(1.4%)
DIRECTV Group, Inc. (The) (a)		41,900	679
Viacom, Inc. - Class B		17,400	584
Computer & Data Processing Services	(11.2%)
Amdocs Limited (a)		13,100	284
Electronic Arts Inc. (a)		33,100	1,659
Mercury Interactive Corporation (a) (b)		21,300	779
Microsoft Corporation		98,500	2,803
SAP AG - ADR		33,600	1,344
Symantec Corporation (a)		17,600	823
Yahoo! Inc. (a)(b)		73,100	2,251
Computer & Office Equipment	(9.6%)
Apple Computer, Inc. (a) (b)		39,600	1,281
Cisco Systems, Inc. (a)		148,300	3,094
Dell Inc. (a)		67,000	2,376
EMC Corporation (a)		48,500	532
International Business Machines Corporation		10,100	879
Lexmark International, Inc. (a)		4,900	434
Educational Services	(1.6%)
Apollo Group, Inc. - Class A (a)		16,600	1,387
Electronic & Other Electric Equipment	(4.3%)
General Electric Company		90,900	3,022
Harman International Industries, Incorporated		9,000	772
Electronic Components & Accessories	(8.3%)
Intel Corporation		113,100	2,757
Marvell Technology Group Ltd. (a)(b)		49,000	1,138
Maxim Integrated Products		18,700	899
National Semiconductor Corporation (a)		40,200	689
Texas Instruments Incorporated		89,500	1,909
Food Stores	(2.3%)
Kroger Co. (The) (a)		44,000	695
Whole Foods Market, Inc. (b)		17,000	1,399
Furniture & Home Furnishings Stores	(2.0%)
Bed Bath & Beyond Inc. (a) (b)		43,000	1,522
Williams-Sonoma, Inc. (a)		8,300	270
Health Services	(1.7%)
Caremark Rx, Inc. (a) (b)		49,400	1,507
Instruments & Related Products	(2.3%)
Agilent Technologies, Inc. (a)		60,400	1,438
Alcon, Inc.		8,400	643
Insurance	(2.0%)
American International Group, Inc.		25,100	1,773
Lumber & Other Building Materials	(1.0%)
Lowe’s Companies, Inc.		17,800	867
Medical Instruments & Supplies	(1.6%)
Guidant Corporation		16,500	913
Medtronic, Inc.		10,600	527
Oil & Gas Extraction	(5.8%)
BJ Services Company (a)		23,800	1,182
Schlumberger Limited		34,300	2,206
Total Fina Elf SA - ADR		18,500	1,801
Pharmaceuticals	(13.9%)
Allergan, Inc.		15,800	1,195
Amgen Inc. (a)		24,400	1,388
AstraZeneca PLC - ADR		19,900	894
Genentech, Inc. (a)		29,200	1,421
Gilead Sciences, Inc. (a)		22,600	1,461
IVAX Corporation (a)		10,100	241
Lilly (Eli) and Company		20,500	1,306
Medimmune, Inc. (a)		26,500	611
Novartis AG - ADR		22,700	1,014
Pfizer Inc.		44,000	1,406
Roche Holding AG - ADR (b)		13,669	1,352
Radio & Television Broadcasting	(2.1%)
IAC/InterActive Corp (a)(b)		21,938	599
Univision Communications Inc. - Class A (a)(b)		45,000	1,304
Restaurants	(2.2%)
Starbucks Corporation (a)		42,500	1,996
Retail Trade	(1.3%)
Tiffany & Co.		32,400	1,158
Security & Commodity Brokers	(4.9%)
American Express Company		44,100	2,216
Goldman Sachs Group, Inc. (The)		9,900	873
Merrill Lynch & Co., Inc.		26,300	1,308
Telecommunications	(1.0%)
Vodafone Group PLC - ADR		41,000	891
Variety Stores	(1.9%)
Costco Wholesale Corporation (b)		21,000	854
Target Corporation		19,500	850

Total Common Stocks (cost: $88,112)			85,781

		Principal	Value
SECURITY LENDING COLLATERAL	(14.5%)
Debt	(12.7%)
Bank Notes	(1.5%)
Bank of America Corporation
1.31%, due 10/19/2004		$652	$652
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		652	652
Commercial Paper	(2.8%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		130	130
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		913	913
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		130	130
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		696	696
Sheffield Receivables - 144A
1.33%, due 08/16/2004		652	652
Euro Dollar Overnight	(0.3%)
Den Danske Bank
1.27%, due 08/06/2004		261	261
Euro Dollar Terms	(3.0%)
Bank of America Corporation
1.40%, due 09/01/2004		130	130
1.43%, due 09/17/2004		130	130
Bank of Montreal
1.37%, due 08/23/2004		511	511
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		235	235
BNP Paribas SA
1.41%, due 09/13/2004		522	522
Dexia Group
1.51%, due 10/01/2004		261	261
Royal Bank of Canada
1.27%, due 08/11/2004		652	652
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		261	261
Promissory Notes	(1.0%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		913	913
Repurchase Agreements (c)	(4.1%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $1,043 on 09/14/2004		1,043	1,043
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $2,607 on 08/02/2004		2,607	2,607

		Shares	Value
Investment Companies	(1.8%)
Money Market Funds	(1.8%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		951,184	$951
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		651,951	652

Total Security Lending Collateral (cost: $12,954)			12,954

Total Investment Securities (cost: $101,066)			$98,735

SUMMARY:
Investments, at value		110.7%	$98,735
Liabilities in excess of other assets		(10.7%)	(9,571)

Net assets		100.0%	$89,164

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $12,488.

(c)	Cash collateral for the Repurchase Agreements, valued at $3,724, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $1,825 or 2.05% of the net assets of the Fund.

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.7%)
Air Transportation	(3.3%)
FedEx Corporation (b)		25,565	$2,093
Amusement & Recreation Services	(1.8%)
Mandalay Resort Group		13,753	928
Wynn Resorts, Limited (a)(b)		6,731	241
Automotive	(1.6%)
Honeywell International Inc.		26,364	992
Beverages	(2.3%)
PepsiCo, Inc.		29,695	1,485
Business Services	(1.8%)
eBay Inc. (a)		14,842	1,163
Chemicals & Allied Products	(3.7%)
Monsanto Company		8,386	304
Procter & Gamble Company (The)		38,750	2,021
Commercial Banks	(4.7%)
Citigroup Inc.		65,092	2,870
UCBH Holdings, Inc.		3,049	119
Communications Equipment	(6.4%)
Motorola, Inc.		45,514	725
QUALCOMM Incorporated		48,260	3,334
Computer & Data Processing Services	(5.3%)
Electronic Arts Inc. (a)		35,564	1,783
Microsoft Corporation		55,716	1,586
Computer & Office Equipment	(3.1%)
Dell Inc.(a)		56,268	1,996
Construction	(0.2%)
M.D.C. Holdings, Inc.		1,680	113
Drug Stores & Proprietary Stores	(1.0%)
CVS Corporation		15,734	659
Electronic & Other Electric Equipment	(7.4%)
General Electric Company		90,117	2,996
Samsung Electronics Co., Ltd.		4,740	1,691
Electronic Components & Accessories	(2.3%)
Tyco International Ltd. (b)		47,468	1,472
Furniture & Home Furnishings Stores	(1.0%)
Bed Bath & Beyond Inc. (a)		17,555	621
Health Services	(1.5%)
Quest Diagnostics Incorporated		11,660	957
Industrial Machinery & Equipment	(3.3%)
Caterpillar, Inc.		28,644	2,105
Insurance	(5.7%)
UnitedHealth Group Incorporated		58,092	3,654
Lumber & Other Building Materials	(2.8%)
Lowe’s Companies, Inc.		36,721	1,789
Medical Instruments & Supplies	(9.2%)
Boston Scientific Corporation (a)		45,903	1,756
Medtronic, Inc.		27,579	1,370
St. Jude Medical, Inc.(a)		6,552	445
Wright Medical Group, Inc.(a)		3,479	96
Zimmer Holdings, Inc.(a)		27,489	2,098
Mortgage Bankers & Brokers	(3.8%)
Countrywide Financial Corporation		33,481	2,414
Personal Credit Institutions	(4.8%)
SLM Corporation (b)		79,949	3,032
Pharmaceuticals	(6.8%)
Genentech, Inc. (a)		69,870	3,401
Roche Holding AG - Genusschein		9,612	951
Residential Building Construction	(1.6%)
Lennar Corporation		24,130	1,030
Retail Trade	(2.2%)
Tiffany & Co.		39,827	1,424
Rubber & Misc. Plastic Products	(2.2%)
NIKE, Inc. - Class B		19,601	1,425
Security & Commodity Brokers	(4.6%)
Goldman Sachs Group, Inc. (The)		13,892	1,225
Merrill Lynch & Co., Inc.		34,069	1,694
Telecommunications	(1.0%)
Verizon Communications, Inc.		15,774	608
Transportation Equipment	(1.0%)
General Dynamics Corporation		6,365	629
Variety Stores	(1.7%)
Wal-Mart Stores, Inc.		20,914	1,109
Water Transportation	(1.6%)
Royal Caribbean Cruises Ltd. (b)		24,543	1,049

Total Common Stocks (cost: $55,725)			63,453

		Principal	Value
SECURITY LENDING COLLATERAL	(11.8%)
Debt	(10.3%)
Bank Notes	(1.2%)
Bank of America Corporation
1.31%, due 10/19/2004		$378	$378
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		378	378
Commercial Paper	(2.3%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		76	76
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		531	531
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		76	76
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		404	404
Sheffield Receivables - 144A
1.33%, due 08/16/2004		379	379
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		152	152
Euro Dollar Terms	(2.5%)
Bank of America Corporation
1.40%, due 09/01/2004		76	76
1.43%, due 09/17/2004		76	76
Bank of Montreal
1.37%, due 08/23/2004		297	297
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		136	136
BNP Paribas SA
1.41%, due 09/13/2004		303	303
Dexia Group
1.51%, due 10/01/2004		152	152
Royal Bank of Canada
1.27%, due 08/11/2004		378	378
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		152	152
Promissory Notes	(0.8%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		531	531
Repurchase Agreements (c)	(3.3%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $606 on 09/14/2004		606	606
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $1,516 on 08/02/2004		1,516	1,516

		Shares	Values
Investment Companies	(1.5%)
Money Market Funds	(1.5%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		552,877	$553
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		378,947	379

Total Security Lending Collateral (cost: $7,529)			7,529

Total Investment Securities (cost: $63,254)			$70,982

SUMMARY:
Investments, at value		111.5%	$70,982
Liabilities in excess of other assets		(11.5%)	(7,311)

Net assets		100.0%	$63,671

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $7,297.

(c)	Cash collateral for the Repurchase Agreements, valued at $2,165, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $1,062 or 1.67% of the net assets of the Fund.

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS ( 103.0% )

Fannie Mae (d)
1.57%, due 08/25/2034	$2,200	$2,198
U.S. Treasury Bond
2.38%, due 01/15/2025	6,418	6,401
U.S. Treasury Inflation Index
3.38%, due 01/15/2007	29,828	31,970
3.63%, due 01/15/2008	18,136	19,850
3.88%, due 01/15/2009	44,261	49,490
4.25%, due 01/15/2010	4,157	4,775
3.50%, due 01/15/2011	12,816	14,295
3.38%, due 01/15/2012	1,974	2,197
3.00%, due 07/15/2012	52,882	57,461
1.88%, due 07/15/2013	20,070	19,975
2.00%, due 01/15/2014	50,742	50,873
2.00%, due 07/15/2014	10,028	10,023
3.63%, due 04/15/2028	5,844	7,080
3.88%, due 04/15/2029	50,065	63,403
3.38%, due 04/15/2032	1,065	1,284

Total U.S. Government Obligations (cost: $ 340,412)		341,275

FOREIGN GOVERNMENT OBLIGATIONS ( 0.2% )

Federative Republic of Brazil
8.00%, due 04/15/2014	586	554

Total Foreign Government Obligations (cost: $ 564)		554

MORTGAGE-BACKED SECURITIES ( 1.3% )

Bank of America Mortgage Securities, Inc., Series 2004-1 (d)
6.50%, due 09/25/2033	331	338
Countrywide Home Loans, Inc. (d)
1.36%, due 02/23/2005	2,000	1,999
Sequoia Mortgage Trust (d)
1.76%, due 10/19/2026	928	928
Small Business Administration Participation Certificates
4.50%, due 02/10/2014	1,192	1,149

Total Mortgage-Backed Securities (cost: $ 4,462)		4,414

ASSET-BACKED SECURITIES ( 0.9% )

Ameriquest Mortgage Securities Inc. (d)
1.86%, due 02/25/2033	372	373
Equity One ABS, Inc. Series 2004-1 Class AV2 (d)
1.75%, due 04/25/2034	1,120	1,117
GSAMP Trust, Series 2004-SEA2 Class A2A (d)
1.74%, due 03/25/2034	668	668
Redwood Capital Ltd. - 144A - Variable Rate (d)
3.90%, due 01/09/2006	300	302
5.45%, due 01/09/2006	300	303
Truman Capital Mortgage Loan Trust, Series 2004-1 (d)
1.79%, due 01/25/2034	257	253

Total Asset-Backed Securities (cost: $ 3,018)		3,016

CORPORATE DEBT SECURITIES ( 2.7% )

Business Credit Institutions ( 0.1% )

Ford Motor Credit Company (d)
3.54%, due 10/25/2004	200	201

Electric Services ( 0.1% )

Entergy Gulf States, Inc. - 144A (d)
2.43%, due 06/18/2007	200	200

Insurance ( 0.1% )

Residential Reinsurance, Ltd. - 144A (d)
6.26%, due 06/08/2006	300	305

Oil & Gas Extraction ( 0.7% )

Halliburton Company - 144A (d)
2.41%, due 01/26/2007	2,400	2,398

Personal Credit Institutions ( 0.5% )

General Motors Acceptance Corporation (d)
2.14%, due 05/18/2006	1,500	1,504

Primary Metal Industries ( 0.1% )

Alcan Inc. - 144A (d)
1.62%, due 12/08/2004	300	300

Revenue-Miscellaneous ( 0.2% )

New Hampshire Municipal Bond Bank, Revenue Bonds, Series B
5.00%, due 08/15/2013	500	546

Revenue-Tobacco ( 0.2% )

Tobacco Settlement Financing Corporation, Rhode Island, Revenue Bonds, Series A
6.00%, due 06/01/2023	600	547

Telecommunications ( 0.9% )

Sprint Capital Corporation
7.90%, due 03/15/2005	2,600	2,693
Verizon Wireless Capital LLC - 144A (d)
1.35%, due 05/23/2005	300	300

Total Corporate Debt Securities (cost: $ 8,966)		8,994

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ( 49.2% )

Fannie Mae
1.18%, due 08/25/2004	8,800	8,793
1.19%, due 08/25/2004	3,000	2,998
1.12%, due 09/01/2004	2,800	2,797
1.22%, due 09/01/2004	8,100	8,092
1.23%, due 09/01/2004	8,200	8,192
1.25%, due 09/01/2004	3,000	2,997
1.12%, due 09/08/2004	1,900	1,898
1.20%, due 09/08/2004	5,300	5,293
1.43%, due 09/08/2004	3,000	2,995
1.42%, due 09/15/2004	500	499
1.45%, due 09/29/2004	2,400	2,394
1.49%, due 10/06/2004	3,300	3,291
1.53%, due 10/18/2004	3,100	3,090
1.53%, due 10/20/2004	3,900	3,887
1.54%, due 10/20/2004	3,300	3,289
1.58%, due 11/01/2004	6,400	6,374
Federal Home Loan Bank
1.23%, due 08/13/2004	3,300	3,299
1.18%, due 08/25/2004	3,000	2,998
1.24%, due 09/01/2004	2,700	2,697
1.25%, due 09/01/2004	3,000	2,997
1.35%, due 09/03/2004	3,200	3,196
Freddie Mac
1.18%, due 08/24/2004	5,700	5,696
1.28%, due 09/07/2004	4,000	3,995
1.32%, due 09/07/2004	1,600	1,598
1.41%, due 09/14/2004	100	100
1.44%, due 09/14/2004	3,000	2,995
1.45%, due 09/14/2004	5,300	5,291
1.26%, due 09/20/2004	2,200	2,196
1.44%, due 09/21/2004	5,600	5,589
1.28%, due 09/22/2004	2,900	2,895
1.48%, due 09/28/2004	900	898
1.30%, due 09/30/2004	2,900	2,894
1.47%, due 10/12/2004	2,200	2,193
1.50%, due 10/19/2004	8,500	8,472
1.56%, due 10/20/2004	3,200	3,189
1.56%, due 10/25/2004	8,700	8,667
1.55%, due 11/12/2004	3,300	3,285
1.58%, due 11/22/2004	3,300	3,283
U. S. Treasury Bill
1.33%, due 08/26/2004	16,600	16,584
1.25%, due 09/16/2004 (a)	600	599
1.39%, due 09/16/2004	420	419

Total Short-Term U.S. Government Obligations (cost: $ 162,904)		162,904

COMMERCIAL PAPER ( 41.7% )

Spintab Ab
1.26%, due 09/08/2004	4,600	4,594
ABN AMRO North American Finance, Inc.
1.39%, due 09/13/2004	1,800	1,797
Barclays U.S. Funding LLC
1.11%, due 08/25/2004	400	400
1.28%, due 09/21/2004	200	200
Cba (Delaware) Finance
1.21%, due 08/23/2004	3,500	3,497
CDC Commercial Paper Inc - 144A
1.12%, due 08/24/2004	1,400	1,399
1.32%, due 09/10/2004	3,000	2,995
1.26%, due 09/22/2004	1,500	1,497
1.27%, due 09/24/2004	1,100	1,098
1.48%, due 10/05/2004	2,800	2,792
Danske Corporation
1.26%, due 09/14/2004	100	100
1.24%, due 09/17/2004	4,200	4,193
1.27%, due 09/20/2004	100	100
1.43%, due 09/20/2004	100	100
1.48%, due 10/06/2004	1,600	1,596
1.51%, due 10/12/2004	3,300	3,290
1.57%, due 10/25/2004	500	498
1.58%, due 10/29/2004	100	100
Dexia Delaware LLC
1.40%, due 09/14/2004	6,200	6,189
DNB Norway & Bank Asa
1.28%, due 09/23/2004	3,400	3,393
General Electric Capital Corporation
1.11%, due 08/13/2004	200	200
1.27%, due 09/01/2004	100	100
1.30%, due 09/08/2004	5,200	5,193
1.46%, due 09/14/2004	1,000	998
1.48%, due 09/15/2004	2,100	2,096
1.58%, due 11/01/2004	400	398
1.60%, due 11/09/2004	900	896
Governor & Company of the Bank of Ireland
1.29%, due 09/03/2004	2,900	2,896
1.24%, due 09/08/2004	6,000	5,992
HBOS Treasury Services PLC
1.10%, due 08/02/2004	100	100
1.25%, due 08/25/2004	500	500
1.15%, due 09/03/2004	100	100
1.28%, due 09/07/2004	100	100
1.31%, due 09/07/2004	200	200
1.35%, due 09/07/2004	100	100
1.29%, due 09/24/2004	200	200
1.50%, due 10/05/2004	1,200	1,197
1.53%, due 10/13/2004	700	698
1.54%, due 10/15/2004	1,200	1,196
1.58%, due 10/26/2004	500	498
ING (US) Funding LLC
1.28%, due 09/01/2004	8,100	8,091
1.57%, due 10/22/2004	600	598
KfW International Finance Inc. - 144A
1.10%, due 08/10/2004	2,200	2,200
1.11%, due 08/20/2004	4,400	4,397
1.11%, due 08/23/2004	4,400	4,397
Nestle Capital Corporation - 144A
1.11%, due 08/25/2004	1,800	1,799
1.11%, due 08/26/2004	3,400	3,397
Pfizer Inc.
1.42%, due 09/17/2004	2,300	2,296
Rabobank USA Finance Corp
1.11%, due 08/23/2004	1,200	1,199
1.24%, due 09/13/2004	600	599
Royal Bank of Scotland Group PLC (The)
1.11%, due 08/25/2004	100	100
1.14%, due 08/26/2004	100	100
Royal Bank of Scotland PLC
1.09%, due 08/06/2004	700	700
1.14%, due 09/01/2004	100	100
1.24%, due 09/13/2004	3,800	3,794
Shell Finance (UK) PLC
1.35%, due 08/27/2004	500	499
1.41%, due 09/13/2004	9,100	9,084
Spintab AB
1.62%, due 11/10/2004	1,700	1,692
Stadshypotek Delaware
1.49%, due 09/23/2004	3,500	3,492
Svenska Handelsbanken AB
1.09%, due 08/03/2004	200	200
1.37%, due 09/07/2004	7,900	7,889
1.30%, due 09/24/2004	800	798
Swedbank
1.15%, due 09/01/2004	3,600	3,596
Total Capital
1.31%, due 08/02/2004	6,300	6,300
UBS Finance (Delaware) LLC
1.11%, due 08/24/2004	300	300
1.35%, due 08/26/2004	400	400
1.14%, due 09/01/2004	200	200
1.39%, due 09/07/2004	3,400	3,395
1.34%, due 09/08/2004	2,300	2,297
1.25%, due 09/13/2004	100	100
1.27%, due 09/20/2004	300	300
Westpac Capital Corporation
1.39%, due 09/10/2004	400	399

Total Commercial Paper (cost: $ 138,194)		138,194

CERTIFICATES OF DEPOSITS ( 2.0% )

Wells Fargo & Company
1.40%, due 09/01/2004	6,600	6,600

Total Certificates of Deposits (cost: $ 6,600)		6,600

Total Investment Securities (cost: $ 665,118)		$665,951

	Notional Amount (c)	Value
WRITTEN SWAPTIONS ( 0.0% )

Covered Call Swaptions(0.0%)
LIBOR Rate Swaption (e)	$2,500	$(1)
Call Strike 3.80%
Expires 10/07/2004
LIBOR Rate Swaption (e)	1,400	(1)
Call Strike 4.00%
Expires 10/07/2004
LIBOR Rate Swaption (e)	2,400	(b)
Call Strike 4.00%
Expires 11/02/2004

Put Swaptions (0.0%)
LIBOR Rate Swaption (f)	2,500	(b)
Put Strike 6.00%
Expires 10/04/2004
LIBOR Rate Swaption (f)	1,400	(b)
Put Strike 6.50%
Expires 10/07/2004
LIBOR Rate Swaption (f)	2,400	(b)
Put Strike 7.00%
Expires 11/02/2004

Total Written Swaptions (premium: $111)		(2)

SUMMARY:
Investments, at value	201.0%	$665,951
Written Swaptions	0.0%	(2)
Liabilities in excess of other assets	-101.0%	(334,591)

Net assets	100.0%	$331,358

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)(c)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	4	08/02/2004	$5	$—

FUTURES CONTRACTS:

	Contracts(c)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro-BUND (g)	25	09/10/2004	$3,439	$59
10-Year U.S. Treasury Note	69	09/30/2004	7,637	2

Total Future Contracts			$11,076	$61

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: Goldman Sachs Capital Markets, L.P.	12/18/2033	$7,000	(45)

Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: UBS AG	12/18/2033	2,700	9

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: Barclays Bank PLC	06/17/2010	5,700	17

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: Citigroup Global Markets Holdings Inc.	06/17/2010	8,000	(8)

Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: Bank of America, N.A.	12/15/2014	7,900	(240)

Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: J.P. Morgan Chase Bank	12/15/2014	3,800	(117)

Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/2014	5,100	(8)

Receive floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: Goldman Sachs Capital Markets, L.P.	12/18/2013	2,700	(17)

Total Swap Agreements (premium: $798)		$35,100	$(409)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2004, is $ 419.
(b)	Value is less than $ 1.
(c)	Contract Amounts are not in thousands.
(d)	Floating or variable rate note. Rate is listed as of July 31, 2004.
(e)	An option on an interest rate swap. If exercised, the Fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(f)	An option on an interest rate swap. If exercised, the Fund will pay the 3 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.
(g)	Notional long-term debt instrument issued by the German Federal Government.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $30 or 9.08% of the net assets of the Fund.

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS ( 2.1% )

U.S. Treasury Bond
2.38%, due 01/15/2025	$361	$360
U.S. Treasury Inflation Index
3.50%, due 01/15/2011	217	242
3.38%, due 01/15/2012	1,011	1,127
3.88%, due 04/15/2029	391	495

Total U.S. Government Obligations (cost: $ 2,231 )		2,224

U.S. GOVERNMENT AGENCY OBLIGATIONS ( 22.5% )

Fannie Mae
3.00%, due 08/25/2009	100	100
6.00%, due 11/25/2027	26	26
Fannie Mae - August TBA
5.00%, due 08/01/2019	1,500	1,511
5.50%, due 08/01/2034	4,000	4,010
5.00%, due 08/01/2034	4,200	4,095
Fannie Mae - Conventional Pool
5.50%, due 07/01/2016	1,099	1,131
5.50%, due 12/01/2016	149	153
5.50%, due 01/01/2017	181	187
5.50%, due 02/01/2017	168	173
5.50%, due 03/01/2017	15	15
5.50%, due 05/01/2017	184	190
5.50%, due 11/01/2017	16	17
5.00%, due 02/01/2018	325	328
5.50%, due 02/01/2018	472	486
5.50%, due 05/01/2018	39	40
5.00%, due 05/01/2018	61	61
5.00%, due 06/01/2018	817	823
6.50%, due 07/01/2032	199	208
6.00%, due 04/01/2033	20	21
5.21%, due 04/01/2033 (f)	72	74
5.50%, due 07/01/2033	284	285
5.50%, due 08/01/2033	351	353
5.50%, due 01/01/2034	492	494
5.50%, due 05/01/2034	(d)	(d)
Fannie Mae
3.48%, due 01/01/2028	182	187
Freddie Mac
5.00%, due 09/15/2016	174	177
6.50%, due 07/25/2043	90	94
6.00%, due 12/15/2007	37	38
6.00%, due 08/15/2027	25	25
6.50%, due 12/15/2028	84	84
6.50%, due 02/15/2030	48	50
Freddie Mac - Gold Pool
6.50%, due 08/01/2032	754	789
Freddie Mac - Series 2142
6.50%, due 04/15/2029	28	29
Ginnie Mae - FHA/VA Pool
6.50%, due 07/15/2023	11	12
6.50%, due 02/15/2028	371	389
6.50%, due 06/15/2029	500	524
6.50%, due 01/15/2030	18	19
6.50%, due 06/15/2031	431	451
6.50%, due 07/15/2031	8	9
6.50%, due 11/15/2031	23	24
6.50%, due 01/15/2032	18	19
5.50%, due 03/15/2032	107	108
6.50%, due 04/15/2032	841	881
6.50%, due 07/15/2032	130	136
5.50%, due 12/15/2032	271	274
5.50%, due 07/15/2033	893	900
5.00%, due 09/15/2033	695	684
5.50%, due 10/15/2033	1,170	1,179
5.50%, due 02/15/2034	684	2,178
Ginnie Mae - Series 2002-40
6.50%, due 06/20/2032	46	48
Small Business Administration Participation Certificates
4.50%, due 02/10/2014	298	287

Total U.S. Government Agency Obligations (cost: $ 24,395 )		24,376

FOREIGN GOVERNMENT OBLIGATIONS ( 3.4% )

European Investment Bank
0.88%, due 11/08/2004	28,000	252
Federal Republic of Germany
3.25%, due 09/24/2004	87	105
Federative Republic of Brazil
2.06%, due 04/15/2006 (f)	288	286
11.50%, due 03/12/2008	122	134
2.13%, due 04/15/2009	276	258
11.00%, due 01/11/2012	200	209
8.88%, due 04/15/2024	150	125
11.00%, due 08/17/2040	154	151
Malaysia
7.50%, due 07/15/2011	10	11
Republic of Panama
8.25%, due 04/22/2008	40	44
Republic of Peru
9.13%, due 02/21/2012	170	178
4.50%, due 03/07/2017 (f)	150	123
Republic of South Africa
5.25%, due 05/16/2013	90	107
6.50%, due 06/02/2014	200	205
Russian Federation
8.75%, due 07/24/2005	391	411
5.00%, due 03/31/2030 (m)	709	652
United Mexican States
9.88%, due 02/01/2010	150	182
6.38%, due 01/16/2013	150	153
1.84%, due 01/13/2009 (f)	130	132

Total Foreign Government Obligations (cost: $ 3,538 )		3,718

MORTGAGE-BACKED SECURITIES ( 4.0% )

Bank of America Mortgage Securities, Inc. (f)
5.67%, due 10/20/2032	129	131
Bear Stearns Adjustable Rate Mortgage Trust (f)
5.97%, due 06/25/2032	20	20
4.93%, due 01/25/2034	148	148
4.81%, due 01/25/2034	228	228
4.37%, due 01/25/2034	529	534
Cbass 2004-Cb5 Avi Seq 1
1.60%, due 08/25/2034	500	499
CDC Mortgage Capital Trust (f)
1.39%, due 01/25/2033	74	74
Citicorp Mortgage Securities, Inc.
6.50%, due 04/25/2029	101	101
Countrywide Home Loan Trust - Series 2002-1 (n)
5.70%, due 03/19/2032	69	71
Countrywide Home Loans, Inc. (f)
4.98%, due 09/19/2032	74	75
Countrywide Alternative Loan Trust - Series 2003-J1
6.00%, due 10/25/2032	40	40
Countrywide Home Loan Trust - Series 2004-7 (f)
1.37%, due 05/25/2034	68	68
CS First Boston Mortgage Securities Corp. (f)
2.14%, due 03/25/2032	153	153
1.53%, due 03/28/2032	14	14
1.90%, due 08/25/2033	394	395
Home Equity Asset Trust (f)
1.60%, due 11/25/2032	83	83
Merrill Lynch Mortgage Investors, Inc. (f)
1.82%, due 04/25/2031	2	2
Residential Funding Mortgage Securities I, Inc.
6.50%, due 03/25/2032	33	34
Sequoia Mortgage Funding Corporation - Series 10 (f)
1.66%, due 10/20/2027	394	395
Small Business Administration Participation Certificates
5.13%, due 09/01/2023	98	98
4.34%, due 03/01/2024	590	560
Structured Asset Mortgage Investments Inc. (f)
1.61%, due 09/19/2032	235	236
Structured Asset Securities Corporation (f)
1.26%, due 08/25/2033	19	19
1.39%, due 10/25/2027	48	48
1.39%, due 01/25/2033	23	23
Washington Mutual (f)
4.82%, due 10/25/2032	41	42
Washington Mutual Mortgage Securities Corporation (f)
2.73%, due 12/25/2040	204	204

Total Mortgage-Backed Securities (cost: $ 3,399)		4,295

ASSET-BACKED SECURITIES ( 1.2% )

Amortizing Residential Collateral Trust (f)
1.39%, due 07/25/2032	65	65
Bear Stearns Asset Backed Securities, Inc. (f)
1.43%, due 10/25/2032	91	91
Centex Home Equity, Series 2004-A (f)
1.73%, due 01/25/2034	232	232
Credit-Based Asset Servicing and Securities, Series 2002-CB6 (f)
1.60%, due 01/25/2033	21	21
First Horizon Asset Securities Inc.
7.00%, due 09/25/2030	5	5
GSMPS Mortgage Loan Trust
7.00%, due 06/25/2043	94	100
Morgan Stanley Capital I Inc. Series 2003-HE2 (f)
1.64%, due 08/25/2033	189	189
Quest Trust - 144A (f)
1.85%, due 06/25/2034	230	229
RACERS SER 1997-R-8-3 - 144A (f)
1.55%, due 08/15/2007	300	292
Vanderbilt Acquisition Loan Trust
3.28%, due 01/07/2013	36	36
Washington Mutual (f)
3.15%, due 02/27/2034	67	67

Total Asset-Backed Securities (cost: $ 2,270)		1,327

CORPORATE DEBT SECURITIES ( 11.8% )

Air Transportation ( 0.5% )

Continental Airlines, Inc.
7.06%, due 09/15/2009	200	196
UAL Corporation
6.20%, due 09/01/2008	300	249
6.60%, due 09/01/2013	130	108

Automotive ( 0.2% )

DaimlerChrysler North America Holding Corporation
1.44%, due 08/16/2004 (f)	50	50
6.50%, due 11/15/2013 (a)	160	167

Business Credit Institutions ( 0.5% )

Ford Motor Credit Company (f)
2.06%, due 07/18/2005	100	100
Hong Kong Special Administrative Region - 144A
5.13%, due 08/01/2014	400	397

Commercial Banks ( 1.4% )

Export Import Bank China
5.25%, due 07/29/2014	250	246
HSBC Capital Funding LP - 144A (o)
10.18%, due 12/31/2049	150	212
KBC Bank Fund Trust III - 144A (p)
9.86%, due 11/29/2049	15	18
KfW International Finance Inc.
1.00%, due 12/20/2004	80,000	720
Korea Development Bank (The)
4.75%, due 07/20/2009	310	310

Communication ( 0.3% )

Continental Cablevision, Inc.
8.30%, due 05/15/2006	100	109
CSC Holdings, Inc.
7.63%, due 04/01/2011	150	152
Rogers Cablesystems Ltd.
10.00%, due 03/15/2005	10	10
TCI Communications, Inc.
8.65%, due 09/15/2004	100	101

Electric Services ( 0.6% )

Florida Power Corporation
4.80%, due 03/01/2013	450	441
PSEG Power LLC
6.95%, due 06/01/2012	210	230

Electric, Gas & Sanitary Services ( 0.6% )

Niagara Mohawk Power Corporation
7.75%, due 10/01/2008	250	282
PG&E Corporation (f)
2.30%, due 04/03/2006	360	359

Environmental Services ( 0.1% )

Waste Management, Inc.
6.38%, due 11/15/2012	75	80

Gas Production & Distribution ( 0.5% )

El Paso Corporation (a)
7.75%, due 01/15/2032	125	102
Sonat Inc. (a)
7.63%, due 07/15/2011	370	337
Southern Natural Gas Company
8.00%, due 03/01/2032	100	96

General Obligation-City ( 0.3% )

Chicago, Illinois, Board of Education, General Obligation Bonds
5.00%, due 12/01/2012	255	277

General Obligation-County ( 0.5% )

Cook County, Illinois Public Improvements, General Obligation Bonds
5.13%, due 11/15/2026	450	454
Fairfax County, General Obligation Bonds, Series A
5.25%, due 04/01/2013	90	100

Holding & Other Investment Offices ( 0.2% )

Rabobank Nederland - 144A (f)
5.26%, due 12/31/2049	210	205

Hotels & Other Lodging Places ( 0.6% )

Harrah’s Operating Company, Inc.
7.50%, due 01/15/2009	10	11
Park Place Entertainment Corporation
7.50%, due 09/01/2009	350	380
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	200	216

Life Insurance ( 0.5% )

ASIF II
1.20%, due 01/26/2005	30,000	270
Protective Life Corporation - 144A (f)
1.69%, due 09/26/2005	280	279

Motion Pictures ( 0.2% )

Time Warner Inc.
8.11%, due 08/15/2006	200	218
6.88%, due 05/01/2012	20	22

Oil & Gas Extraction ( 0.5% )

Gaz Capital SA (Gazprom)
8.63%, due 04/28/2034	500	494
RasLaffan Liquefied Natural Gas Company Limited - 144A
3.44%, due 09/15/2009	100	98

Paper & Allied Products ( 0.0% )

Bowater Canada Finance Corporation - 144A
7.95%, due 11/15/2011	10	10

Personal Credit Institutions ( 0.8% )

General Motors Acceptance Corporation (f)
2.88%, due 10/20/2005	880	886

Primary Metal Industries ( 0.2% )

Alcan Inc. - 144A (f)
1.62%, due 12/08/2004	170	170

Railroads ( 0.1% )

Norfolk Southern Corporation (f)
1.87%, due 02/28/2005	100	100

Revenue-Building Authority ( 0.2% )

Michigan State Building Authority, Revenue Bonds, Series I
5.25%, due 10/15/2013	180	201

Revenue-Pollution Control ( 0.1% )

New York State Environmental Facilities, Revenue Bonds
5.00%, due 06/15/2032	50	50
5.00%, due 06/15/2033	20	20
5.00%, due 07/15/2033	20	20

Revenue-Special ( 0.9% )

New York City Transitional Finance Authority, Revenue Bonds, Series C
5.00%, due 02/01/2033	260	257
New York City Transitional Finance Authority, Revenue Bonds, Series D
5.00%, due 02/01/2031	600	593
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds
6.00%, due 06/01/2037	130	105

Revenue-Tobacco ( 0.5% )

Golden State Tobacco Securitization Corporation, California, Revenue Bonds, Series 2003-A-1
6.75%, due 06/01/2039	80	72
Golden State Tobacco Securitization Corporation, California, Revenue Bonds, Series A-2
7.90%, due 06/01/2042	35	36
Iowa Tobacco Settlement Authority, Revenue Bonds, Series B
5.60%, due 06/01/2035	100	76
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds
6.38%, due 06/01/2032	420	372

Revenue-Transportation ( 0.1% )

Florida State Turnpike Authority, Revenue Bonds, Series C
5.00%, due 07/01/2033	30	30
Harris County, Texas, Revenue Bonds
5.00%, due 08/15/2033	100	99

Revenue-Utilities ( 0.5% )

New York City Municipal Water Finance Authority, Revenue Bonds, Series A
5.00%, due 06/15/2035	90	89
San Antonio, Texas Water Utility Improvements, Revenue Bonds, Series A
5.00%, due 05/15/2032	450	445
South Central Connecticut Regional Water Authority, Revenue Bonds, Series A
5.00%, due 08/01/2033	20	20

Telecommunications ( 0.9% )

Cingular Wireless
6.50%, due 12/15/2011	180	194
Deutsche Telekom AG
8.25%, due 06/15/2005	205	215
Deutsche Telekom International Finance B.V. (q)
8.13%, due 05/29/2012	124	183
France Telecom
7.25%, due 03/14/2008	307	411

Total Corporate Debt Securities (cost: $ 12,665)		12,750

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ( 13.1% )

Fannie Mae
1.45%, due 10/06/2004	800	798
1.49%, due 10/20/2004	100	100
1.58%, due 11/01/2004	2,000	1,992
1.23%, due 09/01/2004	700	700
1.43%, due 09/08/2004	1,000	998
Federal Home Loan Bank
1.28%, due 08/25/2004	2,200	2,198
1.48%, due 10/15/2004	1,000	997
Freddie Mac
1.12%, due 08/10/2004	100	100
1.44%, due 09/14/2004	1,000	998
1.45%, due 09/14/2004	1,700	1,697
1.56%, due 10/20/2004	1,000	996
1.56%, due 10/25/2004	1,000	996
1.57%, due 11/22/2004	1,000	995
U. S. Treasury Bill ( c )
1.14%, due 09/02/2004	630	629

Total Short-Term U.S. Government Obligations (cost: $ 14,194)		14,194

COMMERCIAL PAPER ( 47.4% )

Ab Spintab Swed Commercial Paper
1.26%, due 09/08/2004	1,400	1,398
ABN AMRO North America Finance, Inc.
1.39%, due 09/13/2004	1,500	1,497
1.48%, due 10/06/2004	1,500	1,496
Anz (Delaware) Inc.
1.57%, due 10/26/2004	300	299
Cba (Delaware) Finance
1.23%, due 08/23/2004	2,700	2,698
1.52%, due 10/15/2004	400	399
CDC Commercial Paper Inc - 144A
1.09%, due 08/04/2004	2,000	2,000
1.10%, due 08/17/2004	1,100	1,099
Danske Corporation
1.43%, due 09/20/2004	300	299
1.52%, due 10/18/2004	2,800	2,791
Dexia Delaware LLC
1.51%, due 10/01/2004	1,900	1,895
1.40%, due 08/30/2004	1,000	999
DNB Norway Bank Asa
1.28%, due 09/20/2004	1,200	1,198
1.26%, due 09/20/2004	600	599
ForeningsSparbanken AB
1.56%, due 10/12/2004	300	299
General Electric Capital Corporation
1.48%, due 09/15/2004	600	599
1.59%, due 11/05/2004	800	797
1.61%, due 11/16/2004	1,600	1,592
General Motors Acceptance Corporation
2.50%, due 04/05/2005	250	246
Governor & Company of the Bank of Ireland
1.24%, due 09/08/2004	2,800	2,796
HBOS Treasury Services PLC
1.25%, due 08/25/2004	700	699
1.48%, due 09/13/2004	500	499
1.56%, due 10/19/2004	1,200	1,196
1.58%, due 10/21/2004	700	697
Ing (US) Funding LLC
1.43%, due 09/16/2004	1,000	998
1.51%, due 10/01/2004	2,000	1,995
1.57%, due 10/22/2004	100	100
Lloyds TSB Group PLC
1.53%, due 10/22/2004	600	598
Rabobank USA Finance Corp
1.32%, due 08/02/2004	200	200
1.24%, due 09/13/2004	100	100
Royal Bank of Scotland Group PLC (The)
1.14%, due 08/26/2004	1,200	1,199
1.54%, due 10/19/2004	800	797
1.60%, due 10/29/2004	500	498
Royal Bank of Scotland
1.09%, due 08/06/2004	700	700
Shell Finance (UK) PLC
1.23%, due 08/11/2004	500	500
1.44%, due 09/09/2004	2,500	2,496
Stadshypotek Delaware
1.49%, due 09/23/2004	300	299
Statens Bostadsfin AB
1.53%, due 10/20/2004	500	498
Svenska Handelsbanken AB
1.62%, due 10/29/2004	1,100	1,096
Svenska Handelsbanken “S”
1.09%, due 08/05/2004	1,700	1,700
Total Capital
1.31%, due 08/02/2004	2,900	2,900
Toyota Motor Credit Corporation
1.33%, due 09/07/2004	2,700	2,696
1.39%, due 09/15/2004	200	200
UBS Finance (Delaware) LLC
1.34%, due 09/08/2004	2,700	2,696
1.25%, due 09/10/2004	100	100
1.57%, due 10/25/2004	300	299
Unicredit Delaware Inc
1.57%, due 10/22/2004	200	199
Westpac Banking Corporation
1.09%, due 08/12/2004	300	300
Westpac Trust Securitization Ltd.
1.52%, due 10/15/2004	200	199

Total Commercial Paper (cost: $ 51,450 )		51,450

SECURITY LENDING COLLATERAL ( 0.6% )
Debt ( 0.5% )
Bank Notes ( 0.1% )

Bank of America Corporation
1.31%, due 10/19/2004	31	31
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004	32	32

Commercial Paper ( 0.1% )

Fairway Finance Corporation - 144A
1.40%, due 08/26/2004	6	6
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004	44	44
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004	6	6
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004	34	34
Sheffield Receivables - 144A
1.33%, due 08/16/2004	32	32

Euro Dollar Overnight ( 0.0% )

Den Danske Bank
1.27%, due 08/06/2004	13	13

Euro Dollar Terms ( 0.1% )

Bank of America Corporation
1.40%, due 09/01/2004	6	6
1.43%, due 09/17/2004	6	6
Bank of Montreal
1.37%, due 08/23/2004	25	25
Bank of Nova Scotia (The)
1.32%, due 08/13/2004	11	11
BNP Paribas SA
1.41%, due 09/13/2004	25	25
Dexia Group
1.51%, due 10/01/2004	13	13
Royal Bank of Canada
1.27%, due 08/11/2004	32	32
Toronto Dominion Bank (The)
1.43%, due 09/03/2004	13	13

Promissory Notes ( 0.0% )

Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004	44	44

Repurchase Agreements ( 0.2% ) ( b)

Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $50 on 09/14/2004	50	50
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $126 on 08/02/2004	126	126

	Shares	Values
Investment Companies ( 0.1% )

Money Market Funds ( 0.1% )
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%	45,937	$46
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%	31,486	31

Total Security Lending Collateral (cost: $ 626)		626

Total Investment Securities (cost: $ 114,768)		$114,960

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption(g)
Call Strike 3.80%	$7,900	$(1)
Expires 10/07/2004
LIBOR Rate Swaption(g)
Call Strike 4.00%	1,800	(4)
Expires 01/07/2005

Put Swaptions (0.0%)
LIBOR Rate Swaption(h)
Put Strike 6.00%	7,900	(1)
Expires 10/04/2004
LIBOR Rate Swaption(h)
Put Strike 7.00%	1,900	(d )
Expires 01/07/2005

Total Written Options (premium: $115)		(6)

SUMMARY:

Investments, at value	106.1%	$114,960
Written swaptions	0.0%	(6)
Liabilities in excess of other assets	(6.1%)	(6,589)

Net assets	100.0%	$108,365

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	10	08/02/2004	$12	$—
Euro Dollar	(1,418)	08/23/2004	(1,753)	45
Japanese Yen	380	08/02/2004	3	—

Total Forward Foreign Currency Contracts			$(1,738)	$45

FUTURES CONTRACTS:

	Contracts(e)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro-BOBL(i)	16	09/10/2004	$2,160	$11
Euro-BUND(j)	5	09/10/2004	693	8
Euro Dollar	1	3/13/2006	243	(3)
2-Year U.S. Treasury Note	108	09/26/2004	22,664	136
3 Month Euro EURIBOR(k)	22	9/19/2005	6,447	(7)
3 Month Euro EURIBOR(k)	91	12/19/2005	18,154	(54)
5-Year U.S. Treasury Note	69	09/30/2004	7,433	122
10-Year Japanese Bond	1	09/21/2004	1,252	(7)
10-Year U.S. Treasury Note	130	09/30/2004	14,047	346
90-Day Euro Dollar	36	12/16/2004	8,785	3
90-Day Euro Dollar	4	3/14/2005	966	6
90-Day Euro Dollar	27	6/13/2005	6,555	(16)
90-Day Euro Dollar	1	9/19/2005	244	(3)
90-Day Euro Dollar	1	12/19/2005	243	(3)

Total Future Contracts			$89,883	$539

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.31% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026. Counterparty: Goldman Sachs Capital Markets, L.P.	01/29/2005	200	1

Receive a fixed rate equal to 5.00% and pay floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) Counterparty: Lehman Brothers Special Financing, Inc.	12/15/2014	1,200	31

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: Merrill Lynch Capital Services, Inc.	03/15/2007	1,300	6

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: J.P. Morgan Chase Bank	03/15/2007	1,800	(6)

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: Barclays Bank PLC	03/15/2007	1,600	3

Receive a floating rate based on the monthly performance of the Lehman Brothers ERISA Eligible CMBS Index and pay floating rate based on 1-month United States Dollar-LIBOR (London Interbank Offer Rate) less 0.65%. Counterparty: Morgan Stanley Capital Services Inc.	09/30/2004	720	3

Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/8/2033. Counterparty: Barclays Bank PLC	05/20/2005	60	—

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026. Counterparty: Morgan Stanley Capital Services Inc.	05/20/2005	180	1

Receive floating rate based on 6-month Great Britain Pound-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: Barclays Bank PLC	06/18/2034	300	(3)

Receive a fixed rate equal to 6.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offer Rate). Counterparty: J.P. Morgan Chase Bank	06/18/2034	700	4

Receive floating rate based on 6-month Great Britain Pound-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: UBS AG	06/18/2034	200	—

Receive floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offer Rate) and pay a fixed rate of 2.00%. Counterparty: Morgan Stanley Capital Services Inc.	6/15/2012	130,000	8

Receive a fixed rate equal to 4.00% and pay floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) Counterparty: Barclays Bank PLC	12/15/2006	11,200	25

Total Swap Agreements (premium: $101)		$149,460	$73

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $608.
(b)	Cash collateral for the Repurchase Agreements, valued at $ 180, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.
(c)	At July 31, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2004, is $ 629.
(d)	Value is less than $ 1.
(e)	Contract Amounts are not in thousands.
(f)	Floating or variable rate note. Rate is listed as of July 31, 2004.
(g)	An option on an interest rate swap. If exercised, the Fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(h)	An option on an interest rate swap. If exercised, the Fund will pay 3 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.
(i)	Notional medium-term debt instrument issued by German Federal Government.
(j)	Notional medium-term debt instrument issued by German Federal Government.
(k)	Euro Interbank Offered Rate.
(l)	If the monthly performance of the CMBS Index is negative the Fund pays a floating rate in addition to the 1-month United States Dollar-LIBOR (London Interbank Offer Rate).
(m)	Securities are stepbonds. Russian Federation has a coupon of 5.00% until 3/31/2007, thereafter the coupon rate will become 7.50%.
(n)	Securities are stepbonds. Coupon steps up by 25 bp for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/A3. Coupon steps down by 25 bp for each rating upgrade.
(o)	Securities are stepbonds. HSBC Capital Funding LP 144A has a coupon rate of 10.18% until 6/30/2030, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) plus 498 bp.
(p)	Securities are stepbonds. KBC Bank Fund Trust III-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) plus 405 bp.
(q)	Securities are stepbonds. Coupon steps up by 50 bp for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 bp for each rating upgrade.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $629 or .6% of the net assets of the Fund.
TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
COMMON STOCKS	(98.5	%) (b)
Aerospace	(1.4%)
Boeing Company (The)			4,800	$244
Goodrich Corporation			600	19
Lockheed Martin Corporation			2,600	138
Northrop Grumman Corporation			2,070	109
Textron Inc.			800	49
United Technologies Corporation			2,900	271
Air Transportation	(0.3%)
Delta Air Lines, Inc. (a)			700	4
FedEx Corporation			1,700	139
Southwest Airlines Co.			4,500	65
Amusement & Recreation Services	(0.5%)
Disney (Walt) Company (The)			11,600	268
Harrah’s Entertainment, Inc.			700	33
Apparel & Accessory Stores	(0.5%)
Gap, Inc. (The)			5,000	114
Limited, Inc. (The)			2,700	55
Nordstrom, Inc.			800	35
TJX Companies, Inc. (The)			2,900	68
Apparel Products	(0.2%)
Cintas Corporation			1,000	42
Jones Apparel Group, Inc.			800	30
Liz Claiborne, Inc.			600	22
V.F. Corporation			600	30
Auto Repair, Services & Parking	(0.0%)
Ryder System, Inc.			400	17
Automotive	(1.2%)
Dana Corporation			800	15
Delphi Corporation			3,100	29
Ford Motor Company			10,400	153
General Motors Corporation			3,100	134
Harley-Davidson, Inc.			1,700	102
Honeywell International Inc.			4,800	181
Navistar International Corporation (a)			400	14
PACCAR Inc.			1,000	60
Visteon Corporation			800	8
Automotive Dealers & Service Stations	(0.1%)
AutoNation, Inc. (a)			1,550	25
AutoZone, Inc. (a)			500	39
Beverages	(2.5%)
Anheuser-Busch Companies, Inc.			4,600	239
Brown-Forman Corporation - Class B			800	37
Coca-Cola Company (The)			13,800	605
Coca-Cola Enterprises Inc.			2,600	53
Coors (Adolph) Company			200	14
Pepsi Bottling Group, Inc. (The)			1,400	39
PepsiCo, Inc.			9,700	485
Business Services	(1.4%)
Clear Channel Communications, Inc.			3,500	125
eBay Inc. (a)			3,600	282
Equifax Inc.			800	19
First Data Corporation			4,995	223
Interpublic Group of Companies, Inc. (The) (a)			2,400	31
Monster Worldwide, Inc. (a)			700	15
Moody’s Corporation			900	61
Omnicom Group, Inc.			1,000	72
Robert Half International Inc.			1,000	28
Chemicals & Allied Products	(3.3%)
Air Products and Chemicals, Inc.			1,300	67
Avon Products, Inc.			2,600	112
Clorox Company (The)			1,100	55
Colgate-Palmolive Company			3,000	160
Dow Chemical Company (The)			5,200	207
du Pont (E.I.) de Nemours and Company			5,600	240
Eastman Chemical Company			500	22
Ecolab Inc.			1,400	43
Great Lakes Chemical Corporation			300	7
Hercules Incorporated (a)			700	8
International Flavors & Fragrances Inc.			600	22
Monsanto Company			1,471	53
PPG Industries, Inc.			1,000	59
Praxair, Inc.			1,800	71
Procter & Gamble Company (The)			14,600	761
Rohm and Haas Company			1,200	47
Sherwin-Williams Company (The)			900	36
Sigma-Aldrich Corporation			400	23
Commercial Banks	(10.0%)
AmSouth Bancorporation			2,000	49
Bank of America Corporation			11,509	978
Bank of New York Company, Inc. (The)			4,400	126
BB&T Corporation			3,000	116
Citigroup Inc.			29,100	1,283
Comerica Incorporated			1,000	58
Fifth Third Bancorp			3,200	158
First Horizon National Corporation			700	30
Huntington Bancshares Incorporated			1,300	32
KeyCorp			2,400	72
M&T Bank Corporation			700	65
Marshall & Ilsley Corporation			1,200	46
MBNA Corporation			7,200	178
Mellon Financial Corporation			2,500	69
Morgan Chase & Co. (J.P.)			20,048	748
National City Corporation			3,400	124
North Fork Bancorporation, Inc.			1,000	39
Northern Trust Corporation			1,200	48
PNC Financial Services Group, Inc. (The)			1,500	76
Providian Financial Corporation (a)			1,600	22
Regions Financial Corporation			2,481	74
SouthTrust Corporation			1,900	74
State Street Corporation			1,900	81
SunTrust Banks, Inc.			1,600	106
Synovus Financial Corp.			1,700	43
U.S. Bancorp			10,800	306
Wachovia Corporation			7,400	328
Wells Fargo & Company			9,600	551
Zions Bancorporation			500	30
Communication	(1.1%)
Comcast Corporation - Class A			12,719	349
Viacom, Inc. - Class B			9,900	333
Communications Equipment	(1.4%)
ADC Telecommunications, Inc. (a)			4,600	11
Avaya Inc. (a)			2,400	35
CIENA Corporation (a)			2,800	8
Comverse Technology, Inc. (a)			1,000	17
Corning Incorporated (a)			7,600	94
Lucent Technologies Inc. (a)			24,100	74
Motorola, Inc.			13,200	210
QUALCOMM Incorporated			4,600	318
Rockwell Collins, Inc.			1,000	34
Scientific-Atlanta, Inc.			800	25
Tellabs, Inc. (a)			2,400	21
Computer & Data Processing Services	(5.6%)
Adobe Systems Incorporated			1,300	55
Affiliated Computer Services, Inc. - Class A (a)			850	44
Autodesk, Inc.			700	28
Automatic Data Processing, Inc.			3,300	139
BMC Software, Inc. (a)			1,200	19
Citrix Systems, Inc. (a)			1,000	18
Computer Associates International, Inc.			3,300	83
Computer Sciences Corporation (a)			1,000	47
Compuware Corporation (a)			2,200	11
Convergys Corporation (a)			900	12
Electronic Arts Inc. (a)			1,700	85
Electronic Data Systems Corporation			2,800	52
Fiserv, Inc. (a)			1,100	38
IMS Health Incorporated			1,300	32
Intuit Inc. (a)			1,100	41
Mercury Interactive Corporation (a)			500	18
Microsoft Corporation			61,000	1,736
Novell, Inc. (a)			2,100	14
Oracle Corporation			29,600	311
Parametric Technology Corporation (a)			1,500	7
PeopleSoft, Inc. (a)			2,100	38
Sabre Holdings Corporation			800	20
Siebel Systems, Inc.			2,800	23
SunGard Data Systems Inc. (a)			1,600	37
Symantec Corporation (a)			1,750	82
Unisys Corporation (a)			1,900	19
VERITAS Software Corporation (a)			2,400	46
Yahoo! Inc. (a)			7,500	231
Computer & Office Equipment	(5.3%)
Apple Computer, Inc. (a)			2,100	68
Cisco Systems, Inc. (a)			38,900	811
Dell Inc. (a)			14,400	511
EMC Corporation (a)			13,700	150
Gateway, Inc. (a)			2,000	9
Hewlett-Packard Company			17,200	347
International Business Machines Corporation			9,600	836
Lexmark International, Inc. (a)			800	71
NCR Corporation (a)			600	28
Network Appliance, Inc. (a)			2,000	39
Pitney Bowes Inc.			1,300	55
Sun Microsystems, Inc. (a)			18,500	73
Symbol Technologies, Inc.			1,300	17
Xerox Corporation (a)			4,500	62
Construction	(0.2%)
Ashland Inc.			400	21
Centex Corporation			700	30
Fluor Corporation			500	23
KB Home			300	19
Pulte Homes, Inc.			700	38
Department Stores	(0.5%)
Dillard’s, Inc. - Class A			500	11
Federated Department Stores, Inc.			1,000	48
J.C. Penney Company, Inc.			1,500	60
Kohl’s Corporation (a)			1,900	87
May Department Stores Company (The)			1,600	42
Sears, Roebuck and Co.			1,200	44
Drug Stores & Proprietary Stores	(0.6%)
CVS Corporation			2,300	96
Medco Health Solutions, Inc. (a)			1,553	47
Walgreen Co.			5,800	211
Educational Services	(0.1%)
Apollo Group, Inc. - Class A (a)			1,000	84
Electric Services	(1.8%)
AES Corporation (The) (a)			3,500	34
Allegheny Energy, Inc. (a)			800	12
American Electric Power Company, Inc.			2,200	68
Calpine Corporation (a)			2,400	9
CenterPoint Energy, Inc.			1,700	20
Constellation Energy Group, Inc.			1,000	39
Dominion Resources, Inc.			1,800	114
DTE Energy Company			1,000	40
Duke Energy Corporation			5,100	110
Edison International			1,800	48
Entergy Corporation			1,300	75
FirstEnergy Corp.			1,900	74
FPL Group, Inc.			1,000	67
Pinnacle West Capital Corporation			500	20
PPL Corporation			1,000	46
Progress Energy, Inc.			1,400	59
Southern Company (The)			4,200	123
TECO Energy, Inc.			1,000	13
TXU Corp.			1,800	71
Electric, Gas & Sanitary Services	(0.9%)
Ameren Corporation			1,000	45
Cinergy Corp.			1,000	38
CMS Energy Corporation (a)			1,000	9
Consolidated Edison, Inc.			1,300	53
Exelon Corporation			3,700	129
NiSource Inc.			1,500	31
PG&E Corporation (a)			2,400	68
Public Service Enterprise Group Incorporated			1,300	51
Sempra Energy			1,300	46
Xcel Energy Inc.			2,300	39
Electronic & Other Electric Equipment	(3.7%)
American Power Conversion Corporation			1,100	17
Cooper Industries, Inc.- Class A			500	28
Eaton Corporation			800	52
Emerson Electric Co.			2,400	146
General Electric Company			57,600	1,914
Maytag Corporation			500	10
Thomas & Betts Corporation			300	8
Whirlpool Corp.			400	25
Electronic Components & Accessories	(3.6%)
Advanced Micro Devices, Inc. (a)			2,000	25
Altera Corporation (a)			2,200	46
Analog Devices, Inc.			2,100	83
Applied Micro Circuits Corporation (a)			1,700	6
Broadcom Corporation - Class A (a)			1,700	60
Intel Corporation			36,700	895
Jabil Circuit, Inc. (a)			1,100	24
JDS Uniphase Corporation (a)			8,200	28
Linear Technology Corporation			1,800	70
LSI Logic Corporation (a)			2,200	11
Maxim Integrated Products			1,800	87
Micron Technology, Inc. (a)			3,400	46
Molex Incorporated			1,000	29
National Semiconductor Corporation (a)			2,000	34
NVIDIA Corporation (a)			1,000	15
PMC-Sierra, Inc. (a)			1,000	12
Power-One, Inc. (a)			500	4
QLogic Corporation (a)			600	15
Sanmina Corporation (a)			2,900	21
Solectron Corporation (a)			5,400	30
Texas Instruments Incorporated			9,800	209
Tyco International Ltd.			11,300	350
Xilinx, Inc.			1,900	56
Environmental Services	(0.2%)
Allied Waste Industries, Inc. (a)			1,400	13
Waste Management, Inc.			3,200	90
Fabricated Metal Products	(0.6%)
Crane Co.			400	11
Fortune Brands, Inc.			900	65
Gillette Company (The)			5,700	222
Parker-Hannifin Corporation			700	40
Stanley Works (The)			500	21
Finance	(0.9%)
Standard & Poor’s 500 Depositary Receipt			4,790	531
Food & Kindred Products	(2.2%)
Altria Group, Inc.			11,600	552
Archer Daniels Midland Co.			3,700	57
Campbell Soup Company			2,300	59
ConAgra Foods, Inc.			3,000	78
General Mills, Inc.			2,100	94
Heinz (H.J.) Company			2,000	74
Hershey Foods Corporation			1,600	78
Kellogg Company			2,400	100
McCormick & Company, Incorporated			800	29
Sara Lee Corporation			4,500	99
Wrigley (Wm.) Jr. Company			1,200	72
Food Stores	(0.3%)
Albertson’s, Inc.			2,100	51
Kroger Co. (The) (a)			4,200	66
Safeway Inc. (a)			2,500	53
Winn-Dixie Stores, Inc.			800	5
Furniture & Fixtures	(0.1%)
Johnson Controls, Inc.			1,000	56
Leggett & Platt, Incorporated			1,000	27
Furniture & Home Furnishings Stores	(0.1%)
Bed Bath & Beyond Inc. (a)			1,700	60
Gas Production & Distribution	(0.3%)
El Paso Corporation			3,600	28
KeySpan Corporation			900	32
Kinder Morgan, Inc.			700	42
Nicor Inc.			300	10
Peoples Energy Corporation			200	8
Williams Companies, Inc. (The)			2,900	35
Health Services	(0.5%)
Caremark Rx, Inc. (a)			2,600	79
HCA Inc.			2,800	108
Health Management Associates, Inc. - Class A			1,300	26
Manor Care, Inc.			500	16
Quest Diagnostics Incorporated			600	49
Tenet Healthcare Corporation (a)			2,700	30
Holding & Other Investment Offices	(0.4%)
Apartment Investment & Management Co. - Class A			540	17
Equity Office Properties Trust			2,300	60
Equity Residential			1,600	47
Janus Capital Group, Inc.			1,300	17
Plum Creek Timber Company, Inc.			1,000	31
ProLogis			950	32
Simon Property Group, Inc.			1,100	57
Hotels & Other Lodging Places	(0.3%)
Hilton Hotels Corporation			2,200	39
Marriott International, Inc. - Class A			1,300	63
Starwood Hotels & Resorts Worldwide, Inc.			1,100	50
Industrial Machinery & Equipment	(1.6%)
American Standard Companies Inc. (a)			1,200	45
Applied Materials, Inc. (a)			9,500	161
Baker Hughes Incorporated			1,900	77
Black & Decker Corporation (The)			500	35
Brunswick Corporation			600	23
Caterpillar, Inc.			2,000	147
Cummins Inc.			300	21
Deere & Company			1,300	82
Dover Corporation			1,100	44
Illinois Tool Works Inc.			1,700	154
Ingersoll-Rand Company - Class A			1,000	69
ITT Industries, Inc.			500	40
Novellus Systems, Inc. (a)			900	24
Pall Corporation			700	16
Instruments & Related Products	(0.9%)
Agilent Technologies, Inc. (a)			2,700	64
Applera Corporation - Applied Biosystems Group			1,100	23
Bausch & Lomb Incorporated			300	18
Danaher Corporation			1,700	86
Eastman Kodak Company			1,600	42
KLA - Tencor Corporation (a)			1,100	45
Millipore Corporation (a)			300	16
PerkinElmer, Inc.			800	14
Raytheon Company			2,500	84
Rockwell International Corporation			1,000	37
Snap-on Incorporated			300	10
Tektronix, Inc.			500	15
Teradyne, Inc.			1,000	17
Thermo Electron Corporation			1,000	26
Waters Corporation (a)			700	31
Insurance	(4.6%)
ACE Limited			1,600	65
Aetna Inc.			900	77
AFLAC Incorporated			2,900	115
Allstate Corporation (The)			4,000	188
Ambac Financial Group, Inc.			600	43
American International Group, Inc.			14,700	1,039
Anthem, Inc. (a)			800	66
Aon Corporation			1,800	48
Chubb Corporation			1,000	69
CIGNA Corporation			800	50
Cincinnati Financial Corporation			950	38
Humana Inc. (a)			1,000	18
Loews Corporation			1,000	57
MBIA, Inc.			900	49
MGIC Investment Corporation			600	43
Principal Financial Group, Inc.			1,800	61
Progressive Corporation (The)			1,200	92
SAFECO Corporation			800	38
St. Paul Companies, Inc. (The)			3,747	139
UnitedHealth Group Incorporated			3,500	220
UnumProvident Corporation			1,700	27
WellPoint Health Networks Inc. (a)			900	91
XL Capital Ltd. - Class A			800	57
Insurance Agents, Brokers & Service	(0.7%)
Express Scripts, Inc. - Class A (a)			450	30
Hartford Financial Services Group, Inc. (The)			1,600	104
Marsh & McLennan Companies, Inc.			2,900	129
MetLife, Inc.			4,300	153
Life Insurance	(0.4%)
Jefferson-Pilot Corporation			800	39
Lincoln National Corporation			1,000	44
Prudential Financial, Inc.			3,000	140
Torchmark Corporation			700	37
Lumber & Other Building Materials	(1.1%)
Home Depot, Inc. (The)			12,800	432
Lowe’s Companies, Inc.			4,500	219
Lumber & Wood Products	(0.4%)
Georgia-Pacific Corporation			1,400	47
Louisiana-Pacific Corporation			600	14
Masco Corporation			2,600	79
Weyerhaeuser Company			1,300	81
Management Services	(0.1%)
Paychex, Inc.			2,100	64
Manufacturing Industries	(0.2%)
Hasbro Inc.			1,000	18
International Game Technology			2,000	65
Mattel, Inc.			2,500	44
Medical Instruments & Supplies	(1.9%)
Bard, (C.R.) Inc.			600	33
Baxter International Inc.			3,400	102
Becton, Dickinson and Company			1,400	66
Biomet, Incorporated			1,400	62
Boston Scientific Corporation (a)			4,700	180
Guidant Corporation			1,800	100
Medtronic, Inc.			6,800	338
St. Jude Medical, Inc. (a)			1,000	68
Stryker Corporation			2,300	110
Zimmer Holdings, Inc. (a)			1,300	99
Metal Cans & Shipping Containers	(0.0%)
Ball Corporation			300	22
Metal Mining	(0.2%)
Freeport-McMoRan Copper & Gold Inc. - Class B			1,000	35
Newmont Mining Corporation			2,500	101
Mining	(0.0%)
Vulcan Materials Company			600	29
Mortgage Bankers & Brokers	(0.2%)
Countrywide Financial Corporation			1,550	112
Motion Pictures	(0.7%)
Time Warner Inc. (a)			25,700	428
Motor Vehicles, Parts & Supplies	(0.1%)
Genuine Parts Company			1,000	38
Oil & Gas Extraction	(2.3%)
Anadarko Petroleum Corporation			1,400	84
Apache Corporation			1,810	84
BJ Services Company (a)			900	45
Burlington Resources Inc.			2,300	88
ConocoPhillips			3,904	308
Devon Energy Corporation			1,300	90
Dynegy Inc. (a)			2,100	9
EOG Resources, Inc.			700	44
Halliburton Company			2,500	79
Kerr-McGee Corporation			600	32
Nabors Industries Ltd. (a)			800	37
Noble Corporation (a)			700	27
Occidental Petroleum Corporation			2,200	108
Rowan Companies, Inc. (a)			600	15
Schlumberger Limited			3,300	212
Transocean Inc. (a)			1,800	51
Unocal Corporation			1,400	54
Paper & Allied Products	(1.4%)
3M Company			4,500	371
Avery Dennison Corporation			700	42
Bemis Company, Inc.			600	16
International Paper Company			2,800	121
Kimberly-Clark Corporation			2,900	186
MeadWestvaco Corporation			1,100	33
Pactiv Corporation (a)			900	21
Temple-Inland Inc.			300	20
Paper & Paper Products	(0.0%)
Boise Cascade Corporation			400	12
Personal Credit Institutions	(0.3%)
Capital One Financial Corporation			1,300	90
SLM Corporation			2,600	99
Personal Services	(0.3%)
Block (H&R), Inc.			1,000	49
Cendant Corporation			5,700	130
Petroleum Refining	(4.2%)
Amerada Hess Corporation			500	42
ChevronTexaco Corporation			6,100	583
Exxon Mobil Corporation			37,100	1,718
Marathon Oil Corporation			1,900	72
Sunoco, Inc.			500	34
Valero Energy Corporation			750	56
Pharmaceuticals	(9.3%)
Abbott Laboratories			8,800	346
Allergan, Inc.			700	53
AmerisourceBergen Corporation			700	38
Amgen Inc. (a)			7,272	414
Biogen, Inc. (a)			1,900	114
Bristol-Myers Squibb Co.			10,900	250
Cardinal Health, Inc.			2,500	111
Chiron Corporation (a)			1,000	46
Forest Laboratories, Inc. (a)			2,100	106
Genzyme Corporation - General Division (a)			1,200	62
Gilead Sciences, Inc. (a)			1,500	97
Hospira, Inc. (a)			920	24
Johnson & Johnson			16,700	923
King Pharmaceuticals, Inc. (a)			1,300	15
Lilly (Eli) and Company			6,400	408
McKesson HBOC, Inc.			1,600	51
Medimmune, Inc. (a)			1,400	32
Merck & Co., Inc.			12,500	567
Mylan Laboratories Inc.			1,500	22
Pfizer Inc.			43,040	1,376
Schering-Plough Corporation			8,300	162
Watson Pharmaceuticals, Inc. (a)			600	15
Wyeth			7,500	266
Primary Metal Industries	(0.5%)
Alcoa Inc.			4,900	157
Allegheny Technologies Incorporated			500	10
Andrew Corporation (a)			700	8
Engelhard Corporation			700	21
Nucor Corporation			500	42
Phelps Dodge Corporation			600	47
United States Steel Corporation			700	27
Worthington Industries, Inc.			500	10
Printing & Publishing	(0.7%)
Deluxe Corporation			300	13
Donnelley (R.R.) & Sons Company			1,200	38
Dow Jones & Company, Inc.			500	21
Gannett Co., Inc.			1,500	125
Knight-Ridder, Inc.			500	33
McGraw-Hill Companies, Inc. (The)			1,000	75
Meredith Corporation			300	16
New York Times Company (The) - Class A			900	37
Tribune Company			1,900	81
Radio & Television Broadcasting	(0.1%)
Univision Communications Inc. - Class A (a)			1,800	52
Radio, Television & Computer Stores	(0.2%)
Best Buy Co., Inc.			1,800	87
Circuit City Stores, Inc. - Circuit City Group			1,100	16
RadioShack Corporation			1,000	28
Railroads	(0.4%)
Burlington Northern Santa Fe Corporation			2,100	75
CSX Corporation			1,200	38
Norfolk Southern Corporation			2,200	59
Union Pacific Corporation			1,400	79
Restaurants	(0.7%)
Darden Restaurants, Inc.			1,000	21
McDonald’s Corporation			7,100	195
Starbucks Corporation			2,300	108
Wendy’s International, Inc.			700	25
YUM! Brands, Inc.			1,600	61
Retail Trade	(0.3%)
Alberto-Culver Company - Class B			500	23
Office Depot, Inc. (a)			1,700	28
Staples, Inc.			2,900	84
Tiffany & Co.			900	32
Toys “R” Us, Inc. (a)			1,200	20
Rubber & Misc. Plastic Products	(0.3%)
Cooper Tire & Rubber Company			400	9
Goodyear Tire & Rubber Company (The) (a)			1,000	11
Newell Financial Trust I			1,500	32
NIKE, Inc. - Class B			1,500	109
Reebok International Ltd.			400	14
Sealed Air Corporation (a)			500	24
Savings Institutions	(0.6%)
Charter One Financial, Inc.			1,190	53
Golden West Financial Corporation			900	96
Sovereign Bancorp, Inc.			1,500	33
Washington Mutual, Inc.			5,000	194
Security & Commodity Brokers	(2.6%)
American Express Company			7,200	362
Bear Stearns Companies Inc. (The)			600	50
E*TRADE Financial Corporation (a)			1,950	22
Federated Investors, Inc. - Class B			550	15
Franklin Resources, Inc.			1,400	68
Goldman Sachs Group, Inc. (The)			2,800	247
Lehman Brothers Holdings Inc.			1,500	105
Merrill Lynch & Co., Inc.			5,500	273
Morgan Stanley			6,200	306
Schwab (Charles) Corporation (The)			7,700	68
T. Rowe Price Group, Inc.			700	32
Telecommunications	(3.6%)
ALLTEL Corporation			1,800	94
AT&T Corp.			4,500	68
AT&T Wireless Services, Inc. (a)			15,400	222
BellSouth Corporation			10,400	282
CenturyTel, Inc.			900	28
Citizens Communications Company			1,600	23
Nextel Communications, Inc. - Class A (a)			6,200	141
Qwest Communications International Inc. (a)			10,000	39
SBC Communications Inc.			18,700	474
Sprint Corporation (FON Group)			8,050	150
Verizon Communications, Inc.			15,600	601
Tobacco Products	(0.1%)
R.J. Reynolds Tobacco Holdings, Inc.			500	36
UST Inc.			1,000	38
Transportation Equipment	(0.2%)
General Dynamics Corporation			1,100	109
Trucking & Warehousing	(0.8%)
United Parcel Service, Inc. - Class B			6,400	461
U.S. Government Agencies	(1.1%)
Fannie Mae			5,500	390
Freddie Mac			3,900	251
Variety Stores	(2.8%)
Big Lots, Inc. (a)			600	7
Costco Wholesale Corporation			2,600	106
Dollar General Corporation			1,900	37
Family Dollar Stores, Inc.			1,000	28
Target Corporation			5,100	222
Wal-Mart Stores, Inc.			24,400	1,293
Water Transportation	(0.3%)
Carnival Corporation			3,500	163
Wholesale Trade Durable Goods	(0.0%)
Grainger (W.W.), Inc.			500	26
Wholesale Trade Nondurable Goods	(0.2%)
SUPERVALU INC.			700	20
SYSCO Corporation			3,600	124

Total Common Stocks (cost: $50,334)				58,608

			Contracts (c)	Value
PURCHASED OPTIONS
Put Options	(0.5%)
S & P 500 Index
Put Strike $1,025.00
Expires 08/21/2004			139	$19
S & P 500 Index
Put Strike $1,025.00
Expires 09/18/2004			252	143
S & P 500 Index
Put Strike $1,050.00
Expires 09/18/2004			140	125

Total Purchased Options (cost: $539)				287

Total Investment Securities (cost: $50,873)				$58,895

			Contracts (c)	Value
WRITTEN OPTIONS
Covered Call Options	(-0.8%)
S & P 500 Index
Call Strike $1,100
Expires 08/21/2004			116	(161)
S & P 500 Index
Call Strike $1,125
Expires 08/21/2004			148	(54)
S & P 500 Index
Call Strike $1,150
Expires 08/21/2004			74	(4)
S & P 500 Index
Call Strike $1,100
Expires 09/18/2004			59	(140)
S & P 500 Index
Call Strike $1,125
Expires 09/18/2004			75	(88)
S & P 500 Index
Call Strike $1,150
Expires 09/18/2004			59	(27)

Total Written Options (premium: $1,298)				(474)
SUMMARY:
Investments, at value			99.0%	$58,895
Written Options			(0.8%)	(474)
Other assets in excess of liabilities			1.8%	1,077

Net assets			100.0%	$59,498

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	Substantially all of the Funds common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(c)	Contract amounts are not in thousands.

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
PREFERRED STOCKS	(1.0%)
Motion Pictures	(1.0%)
News Corporation Limited (The) - ADR		209,000	$6,640

Total Preferred Stocks (cost: $5,838)			6,640

COMMON STOCKS	(94.0%)
Aerospace	(1.0%)
Boeing Company (The)		127,300	6,460
Air Transportation	(1.2%)
AMR Corporation (a) (b)		121,600	1,025
Continental Airlines, Inc. (a) (b)		135,900	1,222
Frontier Airlines, Inc. (a)		117,900	928
Northwest Airlines Corporation (a) (b)		133,200	1,150
Southwest Airlines Co.		254,400	3,681
Amusement & Recreation Services	(1.1%)
Disney (Walt) Company (The)		316,400	7,306
Apparel Products	(0.5%)
Tommy Hilfiger Corporation(a)		254,500	3,563
Automotive	(1.2%)
BorgWarner, Inc.		61,800	2,916
Honeywell International Inc.		140,000	5,265
Chemicals & Allied Products	(2.8%)
Cabot Corporation		201,100	7,658
Crompton Corporation		477,100	2,848
Dow Chemical Company (The)		200,100	7,982
Commercial Banks	(4.9%)
Bank of New York Company, Inc. (The)		154,700	4,445
MBNA Corporation		67,600	1,669
Mitsubishi Tokyo Financial Group, Inc.		946	8,461
Morgan Chase & Co. (J.P.)		325,100	12,136
State Street Corporation		126,100	5,398
Communication	(3.7%)
Comcast Corporation - Special Class A (a)(b)		324,900	8,707
Liberty Media Corporation - Class A (a)		1,099,600	9,324
Viacom, Inc. - Class B		183,000	6,147
Communications Equipment	(4.1%)
Lucent Technologies Inc. (a) (b)		2,243,000	6,841
Motorola, Inc.		811,600	12,929
Nokia Corporation - ADR		625,800	7,272
Computer & Data Processing Services	(5.4%)
Actuate Corporation (a)		47,600	171
Micromuse Inc. (a)		700,000	3,150
Microsoft Corporation		372,700	10,607
RealNetworks, Inc. (a)		710,000	4,004
Sabre Holdings Corporation		240,300	6,135
SunGard Data Systems Inc. (a)		243,200	5,669
Unisys Corporation (a)		555,600	5,689
Computer & Office Equipment	(0.5%)
3Com Corporation (a)		597,300	2,945
Socket Communications, Inc. (a)		40,200	111
Construction	(0.7%)
Chicago Bridge & Iron Company NV - NY Registered Shares		70,300	2,052
Fluor Corporation		50,100	2,282
Electric Services	(0.1%)
Calpine Corporation (a) (b)		193,900	748
Electronic & Other Electric Equipment	(0.3%)
Sony Corporation		50,000	1,754
Electronic Components & Accessories	(4.9%)
Intel Corporation		331,900	8,092
Solectron Corporation (a)		1,900,500	10,453
Taiwan Semiconductor Manufacturing Company Ltd. - ADR		1,005,445	7,159
Texas Instruments Incorporated		312,800	6,672
Environmental Services	(1.2%)
Waste Management, Inc.		275,400	7,750
Food Stores	(1.0%)
Safeway Inc. (a) (b)		321,200	6,787
Gas Production & Distribution	(1.1%)
Williams Companies, Inc. (The) (b)		575,000	6,986
Health Services	(0.5%)
Enzo Biochemical, Inc. (a) (b)		258,400	3,525
Holding & Other Investment Offices	(0.1%)
Hutchison Whampoa Limited		99,000	670
Industrial Machinery & Equipment	(1.7%)
Caterpillar, Inc.		87,000	6,394
Deere & Company		75,000	4,711
Instruments & Related Products	(3.0%)
Agilent Technologies, Inc. (a)		362,300	8,626
Raytheon Company		330,400	11,085
Insurance	(8.2%)
Ambac Financial Group, Inc.		112,900	8,028
American International Group, Inc.		138,100	9,757
Chubb Corporation		115,780	7,963
CNA Surety Corporation (a)		294,600	3,008
MBIA, Inc.		114,900	6,202
MGIC Investment Corporation		122,000	8,662
PMI Group, Inc. (The)		41,100	1,695
Radian Group, Inc.		200,400	9,221
Insurance Agents, Brokers & Service	(2.0%)
Hartford Financial Services Group, Inc. (The)		100,000	6,510
Marsh & McLennan Companies, Inc.		150,000	6,657
Life Insurance	(0.3%)
Scottish Annuity & Life Holdings, Ltd. (b)		99,000	2,020
Lumber & Other Building Materials	(1.1%)
Home Depot, Inc. (The)		219,600	7,405
Lumber & Wood Products	(2.7%)
Georgia-Pacific Corporation		269,200	9,045
Weyerhaeuser Company		141,800	8,792
Manufacturing Industries	(1.1%)
Hasbro Inc.		384,700	6,990
Metal Mining	(1.4%)
Newmont Mining Corporation (b)		235,700	9,538
Mining	(0.0%)
WGI Heavy Minerals, Incorporated (a)		51,900	307
Motion Pictures	(2.7%)
Metro-Goldwyn-Mayer Inc. (a) (b)		240,292	2,915
News Corporation Limited (The) - ADR (b)		149,900	5,082
Time Warner Inc. (a)		600,000	9,990
Oil & Gas Extraction	(3.7%)
Anadarko Petroleum Corporation		126,500	7,563
GlobalSantaFe Corporation		175,000	4,795
Halliburton Company		225,000	7,144
Schlumberger Limited		75,000	4,824
Paper & Allied Products	(1.1%)
Smurfit-Stone Container Corporation (a)		379,300	7,059
Petroleum Refining	(2.6%)
ChevronTexaco Corporation		95,400	9,125
Murphy Oil Corporation		100,100	7,742
Pharmaceuticals	(11.9%)
Abbott Laboratories		237,900	9,360
Amgen Inc. (a)		61,400	3,492
Aphton Corporation (a)(b)		553,200	1,870
Genelabs Technologies, Inc. (a)		274,500	620
Glaxo Wellcome PLC - ADR		197,400	8,084
Johnson & Johnson		201,000	11,109
McKesson HBOC, Inc. (b)		246,000	7,914
Merck & Co., Inc.		242,100	10,979
Novartis AG - ADR		125,000	5,583
Pfizer Inc.		347,800	11,116
Wyeth		212,000	7,505
XOMA Ltd. (a)		504,100	1,835
Primary Metal Industries	(5.1%)
Alcoa Inc.		302,300	9,682
Allegheny Technologies Incorporated		417,200	8,365
Brush Engineered Materials Inc. (a)		86,300	1,562
Engelhard Corporation		179,900	5,289
RTI International Metals, Inc. (a)		185,900	2,787
United States Steel Corporation (b)		166,600	6,354
Printing & Publishing	(0.3%)
MarketWatch.com, Inc. (a) (b)		200,000	2,067
Radio & Television Broadcasting	(0.2%)
IAC/InterActive Corp (a)(b)		45,200	1,234
Security & Commodity Brokers	(3.2%)
American Express Company		175,000	8,794
Merrill Lynch & Co., Inc.		144,000	7,160
Morgan Stanley		100,000	4,933
Telecommunications	(3.3%)
Nippon Telegraph and Telephone Corporation - ADR		313,900	7,728
SBC Communications Inc.		250,000	6,335
Vodafone Group PLC - ADR		351,800	7,645
Transportation Equipment	(0.2%)
Fleetwood Enterprises, Inc. (a) (b)		103,700	1,394
Variety Stores	(1.1%)
Costco Wholesale Corporation (b)		175,000	7,116
Wholesale Trade Durable Goods	(0.8%)
IKON Office Solutions, Inc.		468,300	5,559

Total Common Stocks(cost: $587,134)			621,070

		Principal	Value
SECURITY LENDING COLLATERAL	(9.9%)
Debt	(8.7%)
Bank Notes	(1.0%)
Bank of America Corporation
1.31%, due 10/19/2004		$3,305	$3,305
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		3,305	3,305
Commercial Paper	(1.9%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		661	661
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		4,628	4,628
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		661	661
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		3,528	3,528
Sheffield Receivables - 144A
1.33%, due 08/16/2004		3,305	3,305
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		1,322	1,322
Euro Dollar Terms	(2.1%)
Bank of America Corporation
1.40%, due 09/01/2004		661	661
1.43%, due 09/17/2004		661	661
Bank of Montreal
1.37%, due 08/23/2004		2,588	2,588
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		1,190	1,190
BNP Paribas SA
1.41%, due 09/13/2004		2,644	2,644
Dexia Group
1.51%, due 10/01/2004		1,322	1,322
Royal Bank of Canada
1.27%, due 08/11/2004		3,305	3,305
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		1,322	1,322
Promissory Notes	(0.7%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		4,628	4,628
Repurchase Agreements (c)	(2.8%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $5,289 on 09/14/2004		5,289	5,289
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $13,222 on 08/02/2004		13,222	13,222

		Shares	Value
Investment Companies	(1.2%)
Money Market Funds	(1.2%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		4,822,329	$4,822
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		3,305,272	3,305

Total Security Lending Collateral (cost: $65,674)			65,674

Total Investment Securities (cost: $658,646)			$693,384

SUMMARY:
Investments, at value		104.9%	$693,384
Liabilities in excess of other assets		(4.9%)	(32,294)

Net assets		100.0%	$661,090

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $60,725.

(c)	Cash collateral for the Repurchase Agreements, valued at $18,880, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $9,255 or 1.40% of the net assets of the Fund.

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
PREFERRED STOCKS	(1.4%)
Motion Pictures	(1.4%)
News Corporation Limited (The) - ADR		187,600	$5,960

Total Preferred Stocks (cost: $4,906)			5,960

COMMON STOCKS	(96.1%)
Aerospace	(4.3%)
Boeing Company (The)		131,800	6,689
Lockheed Martin Corporation		117,500	6,226
United Technologies Corporation		54,700	5,114
Automotive	(1.8%)
Honeywell International Inc.		199,700	7,511
Chemicals & Allied Products	(0.7%)
Dow Chemical Company (The)		78,100	3,115
Commercial Banks	(9.4%)
Bank of America Corporation		140,200	11,918
Bank of New York Company, Inc. (The) (b)		141,300	4,060
MBNA Corporation		202,600	5,002
Morgan Chase & Co. (J.P.)		115,700	4,319
U.S. Bancorp		193,500	5,476
Wachovia Corporation		122,300	5,419
Wells Fargo & Company		71,700	4,116
Communication	(4.1%)
Comcast Corporation - Class A (a)		103,700	2,841
Comcast Corporation - Special Class A (a)		112,700	3,020
Liberty Media Corporation - Class A (a)		551,200	4,674
Liberty Media International, Inc. - Class A (a)		33,072	892
Viacom, Inc. - Class B		173,000	5,811
Communications Equipment	(4.3%)
Comverse Technology, Inc. (a)		151,500	2,585
Lucent Technologies Inc. (a) (b)		621,700	1,896
Nokia Corporation - ADR		567,100	6,590
Nortel Networks Corporation (a)		1,938,100	7,093
Computer & Data Processing Services	(2.3%)
Microsoft Corporation		286,400	8,151
Novell, Inc. (a)		204,100	1,396
Computer & Office Equipment	(3.8%)
3Com Corporation (a)		238,700	1,177
Hewlett-Packard Company		356,700	7,188
International Business Machines Corporation		40,000	3,483
Sun Microsystems, Inc. (a)		1,038,500	4,102
Electric Services	(1.3%)
FirstEnergy Corp.		138,100	5,400
Electric, Gas & Sanitary Services	(3.1%)
Ameren Corporation (b)		103,100	4,608
NiSource Inc.		250,900	5,194
PG&E Corporation (a)		121,500	3,468
Electronic Components & Accessories	(1.9%)
Celestica Inc. (U.S.) (b)		176,600	3,029
Solectron Corporation (a)		918,300	5,051
Environmental Services	(0.8%)
Waste Management, Inc.		122,600	3,450
Food & Kindred Products	(2.4%)
Altria Group, Inc.		213,900	10,182
Food Stores	(3.0%)
Kroger Co. (The) (a)		475,100	7,507
Safeway Inc. (a) (b)		254,200	5,371
Gas Production & Distribution	(0.9%)
El Paso Corporation		498,500	3,933
Health Services	(1.3%)
HCA Inc.		137,200	5,303
Holding & Other Investment Offices	(2.2%)
Equity Office Properties Trust		180,200	4,676
Equity Residential		150,000	4,433
Insurance	(3.6%)
American International Group, Inc.		106,700	7,538
Loews Corporation		73,900	4,185
St. Paul Companies, Inc. (The) (b)		90,200	3,344
Manufacturing Industries	(1.2%)
Mattel, Inc. (b)		281,200	4,927
Motion Pictures	(1.3%)
Time Warner Inc. (a)		337,600	5,621
Oil & Gas Extraction	(5.0%)
ENSCO International Incorporated		191,100	5,754
GlobalSantaFe Corporation		110,600	3,030
Nabors Industries Ltd.		73,600	3,422
Total Fina Elf SA - ADR		91,400	8,898
Paper & Allied Products	(4.1%)
Avery Dennison Corporation		72,600	4,397
International Paper Company		138,300	5,979
Kimberly-Clark Corporation		112,200	7,189
Personal Credit Institutions	(1.1%)
Capital One Financial Corporation		66,700	4,624
Petroleum Refining	(5.3%)
BP PLC - ADR		143,800	8,105
ChevronTexaco Corporation		88,500	8,465
Royal Dutch Petroleum Company - NY Registered Shares		112,700	5,669
Pharmaceuticals	(9.2%)
Glaxo Wellcome PLC - ADR		131,400	5,381
Johnson & Johnson		96,100	5,311
Merck & Co., Inc.		122,700	5,564
Pfizer Inc.		373,100	11,924
Schering-Plough Corporation		249,400	4,853
Wyeth		171,200	6,060
Primary Metal Industries	(1.5%)
Alcoa Inc.		202,600	6,489
Restaurants	(1.7%)
McDonald’s Corporation		258,400	7,106
Rubber & Misc. Plastic Products	(1.0%)
Newell Financial Trust I (b)		186,600	4,031
Savings Institutions	(0.9%)
Washington Mutual, Inc.		96,500	3,744
Security & Commodity Brokers	(5.4%)
American Express Company		107,500	5,402
Goldman Sachs Group, Inc. (The)		50,400	4,445
Merrill Lynch & Co., Inc.		110,400	5,489
Morgan Stanley		85,900	4,237
Waddell & Reed Financial, Inc. - Class A		162,900	3,164
Telecommunications	(5.9%)
AT&T Corp. (b)		195,000	2,945
AT&T Wireless Services, Inc.		238,100	3,438
MCI, Inc. (a) (b)		220,600	3,371
Nextel Communications, Inc. - Class A		92,900	2,114
SBC Communications Inc.		254,900	6,459
Verizon Communications, Inc.		173,700	6,694
Variety Stores	(1.4%)
Target Corporation		137,300	5,986

Total Common Stocks (cost: $386,086)			406,823

		Principal	Value
SECURITY LENDING COLLATERAL	(6.1%)
Debt	(5.3%)
Bank Notes	(0.6%)
Bank of America Corporation
1.31%, due 10/19/2004		$1,313	$1,313
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		1,313	1,313
Commercial Paper	(1.2%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		263	263
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		1,838	1,838
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		263	263
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		1,401	1,401
Sheffield Receivables - 144A
1.33%, due 08/16/2004		1,313	1,313
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		525	525
Euro Dollar Terms	(1.3%)
Bank of America Corporation
1.40%, due 09/01/2004		263	263
1.43%, due 09/17/2004		263	263
Bank of Montreal
1.37%, due 08/23/2004		1,028	1,028
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		473	473
BNP Paribas SA
1.41%, due 09/13/2004		1,050	1,050
Dexia Group
1.51%, due 10/01/2004		525	525
Royal Bank of Canada
1.27%, due 08/11/2004		1,313	1,313
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		525	525
Promissory Notes	(0.4%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		1,838	1,838
Repurchase Agreements (c)	(1.7%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,100 on 09/14/2004		2,100	2,100
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $5,250 on 08/02/2004		5,250	5,250

		Shares	Values
Investment Companies	(0.8%)
Money Market Funds	(0.8%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		1,915,357	$1,915
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		1,312,805	1,313

Total Security Lending Collateral (cost: $26,085)			26,085

Total Investment Securities (cost: $417,077)			$438,868

SUMMARY:
Investments, at value		103.7%	$438,868
Liabilities in excess of other assets		(3.7%)	(15,603)

Net assets		100.0%	$423,265

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $24,556.

(c)	Cash collateral for the Repurchase Agreements, valued at $7,499, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $3,677 or 0.01% of the net assets of the Fund.

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
PREFERRED STOCKS	(0.0%)
Brazil	(0.0%)
Companhia Vale do Rio Doce - ADR		3,400	$150

Total Preferred Stocks (cost: $125)			150

COMMON STOCKS	(94.7%)
Australia	(2.2%)
Alumina Limited		341,710	1,245
AMP Limited		473,621	2,084
BHP Billiton Limited		254,190	2,351
BHP Billiton Limited - ADR		9,900	183
Mayne Group Limited		427,150	1,067
National Australia Bank Limited (b)		104,700	1,960
Brazil	(0.4%)
Companhia Vale do Rio Doce - ADR (b)		16,540	892
Embraer-Empresa Brasileira de Aeronautica SA - ADR		30,000	858
Canada	(1.0%)
Alcan Inc.		53,800	2,146
BCE Inc.		99,120	2,079
Cayman Islands	(1.0%)
ACE Limited		47,900	1,944
XL Capital Ltd. - Class A		28,010	1,980
Denmark	(1.1%)
ISS A/S		41,350	2,038
Vestas Wind Systems A/S (a)		173,296	2,219
Finland	(1.1%)
Stora Enso Oyj - R Shares		121,740	1,693
UPM-Kymmene Oyj		138,050	2,685
France	(3.3%)
Accor SA		42,830	1,821
Aventis SA		34,871	2,710
AXA		105,580	2,172
Compagnie Generale des Etablissements Michelin - Class B		44,080	2,454
Suez SA - ADR (b)		94,420	1,871
Total Fina Elf SA		10,430	2,027
Valeo SA		8,230	335
Germany	(3.0%)
BASF AG - ADR		43,150	2,299
Bayer AG - ADR (b)		61,510	1,660
Deutsche Post AG - Registered Shares		147,270	2,958
E.ON AG - ADR		42,420	3,018
SAP AG - ADR (b)		24,410	977
Volkswagen AG - ADR		160,420	1,302
Hong Kong	(0.7%)
Cheung Kong (Holdings) Limited		229,000	1,696
Hutchison Whampoa Limited		169,000	1,143
India	(0.0%)
Satyam Computer Services Limited - ADR (b)		4,090	80
Israel	(0.5%)
Check Point Software Technologies, Ltd. (a)		99,540	1,980
Italy	(1.0%)
Eni SpA. - ADR		26,680	2,741
Riunione Adriatica di Sicurta SpA		81,730	1,473
Japan	(4.1%)
Canon Inc. - ADR		3,300	162
Denso Corporation		68,500	1,678
East Japan Railway Company		352	1,917
Hitachi, Ltd.		295,000	1,800
NEC Corporation		23,000	143
Nintendo Co., Ltd.		23,600	2,625
Nippon Telegraph and Telephone Corporation		436	2,171
Nomura Securities Co., Ltd. (The)		96,000	1,316
Sompo Japan Insurance, Inc.		211,000	2,080
Sony Corporation - ADR (b)		58,800	2,037
Takeda Pharmaceutical Company Limited		16,600	776
Mexico	(0.4%)
Telefonos de Mexico SA de CV - ADR		58,640	1,811
Netherlands	(2.3%)
Akzo Nobel NV - ADR		60,290	1,999
Elsevier NV		210,720	2,697
IHC Caland N.V.		3,000	128
ING Groep NV		74,640	1,734
ING Groep NV - ADR		21,450	496
Koninklijke Philips Electronics NV		90,410	2,194
New Zealand	(0.0%)
Telecom Corporation of New Zealand Limited		2,682	10
Norway	(0.4%)
Telenor ASA		241,950	1,650
Portugal	(0.6%)
Portugal Telecom, SGPS, SA - Registered Shares		230,030	2,362
Singapore	(0.6%)
DBS Group Holdings Ltd - ADR		11,100	400
DBS Group Holdings Ltd.		240,600	2,168
South Korea	(2.3%)
Kookmin Bank - ADR (a) (b)		28,620	789
Korea Electric Power Corporation - ADR (b)		121,210	1,124
KT Corp. - ADR (b)		113,035	2,011
Samsung Electronics Co., Ltd. - GDR - 144A (USD) (b)		21,020	3,763
SK Telecom Co., Ltd. - ADR (b)		94,510	1,669
Spain	(1.7%)
Iberdrola SA		112,230	2,299
Repsol-YPF, SA		124,020	2,636
Telefonica SA		131,770	1,923
Sweden	(3.0%)
Atlas Copco AB - A Shares		64,260	2,305
Electrolux AB - Series B		73,080	1,278
Nordea AB - FDR		364,480	2,508
Securitas AB - Class B		192,120	2,168
Svenska Cellulosa AB - B Shares		51,050	1,891
Volvo AB - B Shares		48,780	1,750
Switzerland	(2.6%)
Lonza Group Ltd. - Registered Shares		40,420	1,789
Nestle SA - ADR		37,940	2,424
Novartis AG - ADR		52,400	2,340
Swiss Reinsurance Company - Registered Shares		37,520	2,195
UBS AG - Registered Shares (CHF)		21,310	1,427
UBS AG - Registered Shares (USD)		6,170	412
Taiwan	(0.4%)
Chughwa Telecom Co., Ltd. - ADR (b)		91,600	1,473
United Kingdom	(9.8%)
Abbey National PLC		210,120	2,167
Alliance UniChem PLC		209,320	2,513
BAE Systems PLC		523,250	2,035
BP PLC - ADR		57,690	3,251
Brambles Industries PLC		481,920	1,865
British Airways PLC (a)		211,660	889
British Sky Broadcasting Group PLC		91,980	1,012
Cadbury Schweppes PLC		267,950	2,195
GlaxoSmithKline PLC		118,080	2,399
HSBC Holdings PLC (a)		89,069	1,308
HSBC Holdings PLC - ADR		8,820	651
National Grid Group PLC (The)		272,890	2,161
Pearson PLC		160,320	1,798
Rentokil Initial PLC		551,870	1,426
Rolls-Royce Group PLC		410,630	1,802
Shell Transport & Trading Company PLC		409,780	2,971
Smiths Group PLC		185,270	2,460
Standard Chartered PLC (a)		131,550	2,177
Unilever PLC		207,650	1,834
Vodafone Group PLC		1,007,631	2,186
United States	(51.2%)
3M Company		102,900	8,475
Advanced Neuromodulation Systems, Inc. (a)		22,300	715
American Express Company		133,000	6,683
American International Group, Inc.		130,500	9,220
Amgen Inc. (a)		95,080	5,408
Anheuser-Busch Companies, Inc.		104,000	5,398
Avon Products, Inc.		110,000	4,731
Berkshire Hathaway Inc. - Class B (a)		1,500	4,340
Cephalon, Inc. (a) (b)		51,000	2,577
Cintas Corporation		51,700	2,169
Citigroup Inc.		180,000	7,936
Dell Inc. (a)		143,200	5,079
eBay Inc. (a)		104,500	8,185
EMC Corporation (a)		448,000	4,915
First Data Corporation		116,700	5,206
General Electric Company		338,800	11,265
Genzyme Corporation - General Division (a)		64,800	3,323
Goldman Sachs Group, Inc. (The)		42,900	3,783
IMS Health Incorporated		267,500	6,484
International Game Technology		168,000	5,433
Maxim Integrated Products		93,000	4,472
Medtronic, Inc.		194,855	9,678
Merrill Lynch & Co., Inc.		121,500	6,041
Microsoft Corporation		277,375	7,894
Moody’s Corporation		66,400	4,521
Omnicom Group, Inc.		109,500	7,886
PepsiCo, Inc.		143,000	7,150
Pfizer Inc.		183,200	5,855
Procter & Gamble Company (The)		129,600	6,759
QUALCOMM Incorporated		77,000	5,319
Symantec Corporation (a)		103,000	4,816
United Technologies Corporation		103,200	9,649
Wrigley (Wm.) Jr. Company		51,000	3,080
Xilinx, Inc.		132,000	3,885
Yahoo! Inc. (a)		113,820	3,506
Zimmer Holdings, Inc. (a)		51,000	3,891

Total Common Stocks (cost: $385,524)			381,496

		Principal	Value
SECURITY LENDING COLLATERAL	(4.2%)
Debt	(3.7%)
Bank Notes	(0.4%)
Bank of America Corporation
1.31%, due 10/19/2004		$849	$849
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		849	849
Commercial Paper	(0.8%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		170	170
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		1,189	1,189
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		170	170
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		907	907
Sheffield Receivables - 144A
1.33%, due 08/16/2004		849	849
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		340	340
Euro Dollar Terms	(0.9%)
Bank of America Corporation
1.40%, due 09/01/2004		170	170
1.43%, due 09/17/2004		170	170
Bank of Montreal
1.37%, due 08/23/2004		665	665
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		306	306
BNP Paribas SA
1.41%, due 09/13/2004		680	680
Dexia Group
1.51%, due 10/01/2004		340	340
Royal Bank of Canada
1.27%, due 08/11/2004		849	849
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		340	340
Promissory Notes	(0.3%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		1,189	1,189
Repurchase Agreements (c)	(1.2%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $1,360 on 09/14/2004		1,360	1,360
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $3,398 on 08/02/2004		3,398	3,398

		Shares	Values
Investment Companies	(0.5%)
Money Market Funds	(0.5%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		1,239,335	$1,239
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		849,453	849

Total Security Lending Collateral (cost: $16,878)			16,878

Total Investment Securities (cost: $402,527)			$398,524

SUMMARY:
Investments, at value		98.9%	$398,524
Other assets in excess of liabilities		1.1%	4,557

Net assets		100.0%	$403,081

	Percentage of Net Asset	Value
INVESTMENTS BY INDUSTRY:
Aerospace	3.6%	$14,344
Air Transportation	0.2%	889
Apparel Products	0.5%	2,169
Automotive	1.3%	5,065
Beverages	3.7%	14,743
Business Services	7.4%	30,004
Chemicals & Allied Products	5.4%	21,947
Commercial Banks	5.9%	23,903
Communications Equipment	1.3%	5,319
Computer & Data Processing Services	6.4%	25,737
Computer & Office Equipment	3.0%	12,099
Electric Services	2.1%	8,602
Electric, Gas & Sanitary Services	0.5%	1,871
Electronic & Other Electric Equipment	5.7%	23,162
Electronic Components & Accessories	2.7%	10,817
Food & Kindred Products	1.8%	7,338
Holding & Other Investment Offices	0.3%	1,143
Hotels & Other Lodging Places	0.5%	1,821
Industrial Machinery & Equipment	1.1%	4,524
Insurance	6.3%	25,444
Life Insurance	1.1%	4,402
Manufacturing Industries	1.3%	5,433
Medical Instruments & Supplies	3.5%	14,284
Metal Mining	0.9%	3,576
Oil & Gas Extraction	1.8%	7,404
Paper & Allied Products	3.7%	14,744
Personal Services	0.4%	1,426
Petroleum Refining	1.5%	6,222
Pharmaceuticals	6.2%	25,191
Primary Metal Industries	0.8%	3,391
Printing & Publishing	1.1%	4,495
Radio & Television Broadcasting	0.3%	1,012
Real Estate	0.4%	1,696
Rubber & Misc. Plastic Products	0.6%	2,454
Security & Commodity Brokers	4.4%	17,823
Telecommunications	4.8%	19,345
Transportation & Public Utilities	0.9%	3,782
Trucking & Warehousing	1.0%	4,025

Investments, at market value	94.7%	381,646
Short-term investments	4.2%	16,878
Assets in excess of other liabilities	1.1%	4,557

Net assets	100.0%	403,081

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(7)	08/03/2004	$(5)	$—
Euro Dollar	(3,600)	09/27/2004	(4,397)	62
Euro Dollar	3,600	09/27/2004	4,271	64
British Pound	12	08/02/2004	23	—
British Pound	(1,800)	10/15/2004	(3,170)	(84)
British Pound	1,800	10/15/2004	3,150	103
British Pound	(2,300)	11/19/2004	(4,121)	(24)
British Pound	2,300	11/19/2004	4,014	131
Japanese Yen	1,001	08/02/2004	9	—
Japanese Yen	2,021	08/03/2004	18	—
New Zealand Dollar	(1)	08/03/2004	—	—
Swiss Franc	(1,500)	09/27/2004	(1,191)	15
Swiss Franc	1,500	09/27/2004	1,150	26
Swiss Franc	(1,675)	10/15/2004	(1,290)	(23)
Swiss Franc	1,675	10/15/2004	1,284	30

Total Forward Foreign Currency Contracts			$(255)	$300

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $16,291.

(c)	Cash collateral for the Repurchase Agreements, valued at $4,852, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt
FDR	Finnnish Depositary Receipt
GDR	Global Depositary Receipt
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $3,763 or 0.93% of the net assets of the Fund.

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(7.6%)
U.S. Treasury Bond
6.25%, due 08/15/2023		$2,066	$2,317
6.00%, due 02/15/2026		1,311	1,431
4.75%, due 05/15/2014 (b)		11,115	11,353
5.38%, due 02/15/2031 (b)		5,190	5,316
U.S. Treasury Note
4.00%, due 06/15/2009		650	659
6.00%, due 08/15/2009		2,088	2,305

Total U.S. Government Obligations (cost: $22,944 )			23,381

CORPORATE DEBT SECURITIES	(20.9%)
Aerospace	(0.4%)
Lockheed Martin Corporation
7.65%, due 05/01/2016		1,075	1,261
Amusement & Recreation Services	(0.8%)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010		1,750	1,751
Mandalay Resort Group
6.50%, due 07/31/2009		585	598
Automotive	(0.5%)
Honeywell International Inc.
5.13%, due 11/01/2006		910	948
6.13%, due 11/01/2011		660	712
Beverages	(1.6%)
Bottling Group, LLC
2.45%, due 10/16/2006		2,000	1,975
Coca-Cola Enterprises Inc.
5.38%, due 08/15/2006		950	992
Diageo Capital PLC
3.50%, due 11/19/2007		1,750	1,736
Business Services	(0.4%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006		555	583
4.63%, due 01/15/2008		545	550
Commercial Banks	(0.2%)
US Bank NA
5.70%, due 12/15/2008		665	706
Communication	(0.7%)
Echostar DBS Corporation
5.75%, due 10/01/2008		455	452
Viacom Inc.
7.75%, due 06/01/2005		1,520	1,587
Computer & Office Equipment	(0.4%)
Hewlett-Packard Company
3.63%, due 03/15/2008		765	760
Sun Microsystems, Inc.
7.35%, due 08/15/2004		390	391
Electric, Gas & Sanitary Services	(0.0%)
CMS Energy Corporation
7.63%, due 11/15/2004		35	35
PG&E Corporation (e)
2.30%, due 04/03/2006		110	110
Food & Kindred Products	(0.6%)
Dean Foods Company
6.75%, due 06/15/2005		230	236
6.90%, due 10/15/2017		158	158
Smithfield Foods Inc. - 144A
7.00%, due 08/01/2011		500	508
Tyson Foods, Inc.
8.25%, due 10/01/2011		825	956
Furniture & Fixtures	(0.5%)
Lear Corporation
7.96%, due 05/15/2005		1,550	1,613
Hotels & Other Lodging Places	(0.1%)
John Q. Hammons Hotels, Inc. - Series B
8.88%, due 05/15/2012		315	347
Insurance	(0.7%)
Allstate Corporation (The)
7.88%, due 05/01/2005		1,900	1,976
UnitedHealth Group Incorporated
5.20%, due 01/17/2007		320	334
Insurance Agents, Brokers & Service	(0.9%)
Marsh & McLennan Companies, Inc.
5.38%, due 03/15/2007		665	699
MetLife, Inc.
3.91%, due 05/15/2005		1,900	1,925
Life Insurance	(0.3%)
AIG SunAmer Global Financing IX - 144A
5.10%, due 01/17/2007		985	1,022
Lumber & Other Building Materials	(0.4%)
Home Depot, Inc. (The)
6.50%, due 09/15/2004		1,270	1,277
Lumber & Wood Products	(0.5%)
Weyerhaeuser Company
7.38%, due 03/15/2032		1,500	1,656
Mortgage-Backed	(0.9%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006		1,800	1,877
2.88%, due 02/15/2007		865	852
Motion Pictures	(0.9%)
Time Warner Inc.
5.63%, due 05/01/2005		1,420	1,452
9.13%, due 01/15/2013		1,120	1,377
Oil & Gas Extraction	(0.8%)
Chesapeake Energy Corp. - 144A
7.00%, due 08/15/2014		500	505
Kerr-McGee Corporation
6.95%, due 07/01/2024		2,000	2,030
Paper & Allied Products	(0.3%)
International Paper Company
5.50%, due 01/15/2014		1,000	993
Personal Credit Institutions	(2.2%)
Capital One Bank
5.00%, due 06/15/2009		1,750	1,773
General Electric Capital Corporation
4.25%, due 01/28/2005		700	708
2.85%, due 01/30/2006		940	942
5.35%, due 03/30/2006		1,570	1,632
General Motors Acceptance Corporation (b)
4.38%, due 12/10/2007		575	570
Household Finance Corporation
4.75%, due 05/15/2009		745	755
Petroleum Refining	(0.5%)
Amerada Hess Corporation
7.13%, due 03/15/2033		1,450	1,478
Pharmaceuticals	(0.6%)
Bristol-Myers Squibb Co.
4.75%, due 10/01/2006		1,900	1,963
Primary Metal Industries	(0.9%)
Alcoa Inc.
4.25%, due 08/15/2007		1,825	1,860
Noranda Inc.
6.00%, due 10/15/2015		1,000	988
Printing & Publishing	(0.6%)
News America Holdings Incorporated
7.75%, due 12/01/2045		1,685	1,950
Security & Commodity Brokers	(0.8%)
E*TRADE Financial Corporation - 144A (b)
8.00%, due 06/15/2011		500	503
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006		1,900	2,006
Telecommunications	(2.9%)
AT&T Wireless Services, Inc.
7.35%, due 03/01/2006		349	372
Deutsche Telekom International Finance BV
3.88%, due 07/22/2008		925	916
SBC Communications Inc.
5.75%, due 05/02/2006		1,900	1,987
Sprint Capital Corporation
4.78%, due 08/17/2006		1,780	1,821
Telefonica SA
7.35%, due 09/15/2005		1,750	1,840
Verizon Global Funding Corp.
6.13%, due 06/15/2007		720	770
4.00%, due 01/15/2008		955	960
Variety Stores	(0.5%)
Target Corporation
5.50%, due 04/01/2007		435	459
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006		1,125	1,178

Total Corporate Debt Securities (cost: $63,539)			64,371

		Shares	Value
PREFERRED STOCKS	(0.1%)
Automotive	(0.1%)
Porsche AG		409	$265

Total Preferred Stocks (cost: $171)			265

COMMON STOCKS	(69.6%)
Automotive	(6.0%)
BorgWarner, Inc.		80,000	3,775
Delphi Corporation		100,000	951
Gentex Corporation		50,000	1,790
Harley-Davidson, Inc.		100,000	5,987
PACCAR Inc.		100,000	5,996
Chemicals & Allied Products	(2.3%)
Ecolab Inc. (b)		50,000	1,525
International Flavors & Fragrances Inc.		5,240	191
Procter & Gamble Company (The)		104,320	5,440
Commercial Banks	(2.5%)
Morgan Chase & Co. (J.P.)		209,435	7,818
Communication	(1.8%)
Cox Communications, Inc. - Class A (a) (b)		73,415	2,025
Liberty Media International, Inc. - Class A (a)		4,959	155
Liberty Media International, Inc.		1		(d)
XM Satellite Radio Holdings Inc. - Class A (a) (b)		125,000	3,299
Communications Equipment	(3.2%)
Motorola, Inc. (b)		190,830	3,040
QUALCOMM Incorporated		100,000	6,908
Computer & Data Processing Services	(2.9%)
Microsoft Corporation		153,465	4,368
Yahoo! Inc. (a) (b)		146,100	4,500
Computer & Office Equipment	(4.2%)
Diebold, Incorporated		100,000	4,610
International Business Machines Corporation		91,980	8,009
SanDisk Corporation (b)		30,000	730
Construction	(1.7%)
Jacobs Engineering Group Inc. (a)		130,000	5,197
Electronic & Other Electric Equipment	(5.8%)
General Electric Company		270,045	8,979
Hubbell Incorporated - Class B		100,000	4,520
Samsung Electronics Co., Ltd. - GDR - 144A (USD) (b)		23,815	4,263
Electronic Components & Accessories	(1.0%)
Intel Corporation		110,915	2,704
Texas Instruments Incorporated		20,820	444
Fabricated Metal Products	(1.3%)
Gillette Company (The)		100,000	3,898
Hotels & Other Lodging Places	(5.0%)
Four Seasons Hotels Inc. (b)		3,945	239
Marriott International, Inc. - Class A		207,060	10,105
Starwood Hotels & Resorts Worldwide, Inc. (a)		115,575	5,201
Industrial Machinery & Equipment	(8.6%)
American Standard Companies Inc. (a)		114,600	4,342
Caterpillar, Inc.		100,000	7,349
Donaldson Company, Inc.		100,000	2,663
Graco Inc.		100,000	3,148
Illinois Tool Works Inc.		50,000	4,526
Kennametal Inc.		100,000	4,400
Insurance	(3.4%)
Berkshire Hathaway Inc. - Class B (a)		1,900	5,499
WellPoint Health Networks Inc. (a)		50,000	5,055
Lumber & Other Building Materials	(0.8%)
Lowe’s Companies, Inc. (a)		50,000	2,435
Medical Instruments & Supplies	(1.2%)
Zimmer Holdings, Inc.		50,000	3,816
Oil & Gas Extraction	(2.4%)
Anadarko Petroleum Corporation (b)		60,000	3,587
Apache Corporation		80,000	3,722
Paper & Allied Products	(1.8%)
3M Company		67,620	5,569
Pharmaceuticals	(5.3%)
Allergan, Inc.		40,000	3,026
Amgen Inc. (a)		57,495	3,270
Genentech, Inc. (a)		50,000	2,433
Roche Holding AG - Genusschein		75,698	7,493
Printing & Publishing	(3.0%)
McGraw-Hill Companies, Inc. (The)		125,000	9,383
Transportation & Public Utilities	(0.8%)
Expeditors International of Washington, Inc.		50,000	2,321
Trucking & Warehousing	(2.3%)
United Parcel Service, Inc. - Class B		100,000	7,196
Variety Stores	(0.9%)
Wal-Mart Stores, Inc.		50,000	2,651
Wholesale Trade Durable Goods	(1.4%)
Grainger (W.W.), Inc.		80,000	4,236

Total Common Stocks (cost: $207,547)			214,787

		Principal	Value
SECURITY LENDING COLLATERAL	(10.8%)
Debt	(9.5%)
Bank Notes	(1.1%)
Bank of America Corporation
1.31%, due 10/19/2004		$1,676	$1,676
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		1,676	1,676
Commercial Paper	(2.1%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		335	335
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		2,347	2,347
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		335	335
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		1,789	1,789
Sheffield Receivables - 144A
1.33%, due 08/16/2004		1,676	1,676
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		670	670
Euro Dollar Terms	(2.3%)
Bank of America Corporation
1.40%, due 09/01/2004		335	335
1.43%, due 09/17/2004		335	335
Bank of Montreal
1.37%, due 08/23/2004		1,312	1,312
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		603	603
BNP Paribas SA
1.41%, due 09/13/2004		1,341	1,341
Dexia Group
1.51%, due 10/01/2004		670	670
Royal Bank of Canada
1.27%, due 08/11/2004		1,676	1,676
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		670	670
Promissory Notes	(0.8%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		2,347	2,347
Repurchase Agreements (c)	(3.0%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,681 on 09/14/2004		2,681	2,681
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $6,704 on 08/02/2004		6,704	6,704

		Shares	Values
Investment Companies	(1.3%)
Money Market Funds	(1.3%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		2,445,122	$2,445
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		1,675,911	1,676

Total Security Lending Collateral (cost: $33,299)			33,299

Total Investment Securities (cost: $327,500)			$336,103

SUMMARY:
Investments, at value		109.0%	$336,103
Liabilities in excess of other assets		(9.0%)	(27,722)

Net assets		100.0%	$308,381

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(3,860)	09/27/2004	$(4,692)	$44
Euro Dollar	3,860	09/27/2004	4,570	78
British Pound	450	09/27/2004	789	26
British Pound	(450)	09/27/2004	(811)	(3)
British Pound	1,550	11/19/2004	2,726	68
British Pound	(1,550)	11/19/2004	(2,762)	(32)
Swiss Franc	200	09/27/2004	155	2
Swiss Franc	(200)	09/27/2004	(158)	1
Swiss Franc	150	10/15/2004	116	1
Swiss Franc	(150)	10/15/2004	(116)	(2)

Total Forward Foreign Currency Contracts			$(183)	$183

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $32,189.

(c)	Cash collateral for the Repurchase Agreements, valued at $9,573, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(d)	Value is less than $1.

(e)	Floating or variable rate note. Rate is listed as of July 31, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $13,245 or 4.30% of the net assets of the Fund.

GDR Global Depositary Receipt

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS	(0.3%)
Republic of Colombia
9.75%, due 04/23/2009		$1,000	$1,095

Total Foreign Government Obligations (cost: $937)			1,095

CORPORATE DEBT SECURITIES	(95.9%)
Aerospace	(0.6%)
K & F Industries, Inc.
9.63%, due 12/15/2010		1,000	1,093
Textron Inc.
4.50%, due 08/01/2010		1,000	998
Air Transportation	(0.9%)
American Airlines, Inc.
3.86%, due 07/09/2010		921	890
Delta Air Lines, Inc. (f)
2.41%, due 01/25/2008		2,268	2,282
Amusement & Recreation Services	(6.4%)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010		3,000	3,001
International Speedway Corporation - 144A
4.20%, due 04/15/2009		2,000	1,978
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014		3,000	2,853
MGM MIRAGE
6.88%, due 02/06/2008		2,000	2,130
6.00%, due 10/01/2009		2,000	1,985
5.88%, due 02/27/2014 (b)		2,000	1,845
Mohegan Tribal Gaming Authority
6.38%, due 07/15/2009		1,000	1,006
Seneca Gaming Corp - 144A
7.25%, due 05/01/2012		3,000	2,992
Speedway Motorsports, Inc.
6.75%, due 06/01/2013		1,000	1,008
Station Casinos, Inc.
6.00%, due 04/01/2012		1,000	975
6.50%, due 02/01/2014		2,000	1,940
6.88%, due 03/01/2016		2,000	1,945
Automotive	(3.0%)
ArvinMeritor, Inc.
6.75%, due 03/15/2008		3,000	3,059
DaimlerChrysler North America Holding Corporation
4.05%, due 06/04/2008		1,000	991
General Motors Corporation (b)
7.13%, due 07/15/2013		2,000	2,052
Navistar International Corporation
9.38%, due 06/01/2006		2,000	2,150
Tenneco Automotive Inc.
10.25%, due 07/15/2013		2,500	2,849
Beverages	(0.3%)
Cadbury Schweppes PLC - 144A
3.88%, due 10/01/2008		1,000	987
Business Credit Institutions	(1.3%)
Ford Motor Credit Company
6.50%, due 01/25/2007		500	527
5.80%, due 01/12/2009		3,000	3,052
HVB Funding Trust III - 144A
9.00%, due 10/22/2031		1,000	1,199
Business Services	(2.9%)
Clear Channel Communications, Inc.
4.63%, due 01/15/2008		1,000	1,010
7.65%, due 09/15/2010		1,000	1,131
R.H. Donnelley Financial Corporation I - 144A
10.88%, due 12/15/2012		2,000	2,340
United Rentals (North America), Inc.
6.50%, due 02/15/2012		2,000	1,930
Universal Compression, Inc.
7.25%, due 05/15/2010		2,000	2,080
Universal Hospital Services, Inc.
10.13%, due 11/01/2011		2,000	2,015
Chemicals & Allied Products	(4.3%)
Airgas, Inc. - 144A
6.25%, due 07/15/2014		1,500	1,444
Eastman Chemical Company
3.25%, due 06/15/2008		1,000	963
Equistar Chemicals, LP
10.13%, due 09/01/2008		1,000	1,096
10.63%, due 05/01/2011		2,000	2,220
Huntsman International LLC
9.88%, due 03/01/2009		1,000	1,068
Huntsman LLC
11.63%, due 10/15/2010		1,500	1,669
Lyondell Chemical Company
10.50%, due 06/01/2013		1,000	1,096
Monsanto Company
4.00%, due 05/15/2008		2,000	1,990
Nalco Company - 144A (b)
8.88%, due 11/15/2013		2,000	2,100
NOVA Chemicals Corporation (b)
6.50%, due 01/15/2012		1,000	995
Scotts Company (The) - 144A
6.63%, due 11/15/2013		1,000	1,010
Commercial Banks	(1.1%)
Mizuho Financial Group, Inc. - 144A
5.79%, due 04/15/2014		1,000	998
Popular, Inc
6.13%, due 10/15/2006		1,000	1,056
Wachovia Corporation
3.63%, due 02/17/2009		2,000	1,951
Communication	(3.4%)
Adelphia Communications Corporation (e)
10.25%, due 11/01/2006		1,000	860
Charter Communications Holdings LLC (b)
8.63%, due 04/01/2009		2,000	1,510
9.92%, due 04/01/2011		1,000	748
Comcast Cable Communications, Inc.
6.75%, due 01/30/2011		1,000	1,089
CSC Holdings, Inc.
7.88%, due 12/15/2007		1,000	1,050
6.75%, due 04/15/2012 - 144A		2,000	1,930
Liberty Media Corporation
3.02%, due 09/17/2006 (f)		4,000	4,061
7.88%, due 07/15/2009		1,000	1,120
Communications Equipment	(1.1%)
L-3 Communications Corporation
7.63%, due 06/15/2012		1,000	1,068
6.13%, due 07/15/2013		2,000	1,940
6.13%, due 01/15/2014 - 144A		1,000	965
Computer & Data Processing Services	(0.6%)
Unisys Corporation
7.88%, due 04/01/2008		2,000	2,040
Computer & Office Equipment	(0.3%)
Seagate Technology HDD Holdings
8.00%, due 05/15/2009		1,000	1,040
Construction	(2.6%)
Beazer Homes USA, Inc. - 144A (b)
6.50%, due 11/15/2013		2,000	1,905
Centex Corporation
5.80%, due 09/15/2009		750	779
D.R. Horton, Inc.
5.88%, due 07/01/2013 (b)		3,000	2,920
6.13%, due 01/15/2014		1,000	983
KB Home - 144A
5.75%, due 02/01/2014		1,000	930
Standard Pacific Corp.
6.25%, due 04/01/2014		2,000	1,845
Department Stores	(0.0%)
Saks Incorporated
8.25%, due 11/15/2008		(d )	(d	)
7.00%, due 12/01/2013 - 144A		56	55
Drug Stores & Proprietary Stores	(1.0%)
Medco Health Solutions, Inc.
7.25%, due 08/15/2013		1,000	1,078
NeighborCare, Inc.
6.88%, due 11/15/2013		1,500	1,553
Rite Aid Corporation
9.50%, due 02/15/2011		1,000	1,098
Electric Services	(7.5%)
AES Corporation (The) - 144A
8.75%, due 05/15/2013		2,000	2,185
Calpine Generating Company - 144A (b) (f)
10.25%, due 04/01/2011		2,000	1,800
CenterPoint Energy Resources, Corp.
7.88%, due 04/01/2013		2,000	2,311
Cleveland Electric Illuminating Company (The) - 144A
5.65%, due 12/15/2013		1,000	997
Dynegy Holdings Inc.
10.13%, due 07/15/2013 - 144A		3,000	3,308
7.67%, due 11/08/2016		2,000	1,760
Elwood Energy LLC
8.16%, due 07/05/2026		1,818	1,768
EnCana Corporation
6.50%, due 08/15/2034		1,000	1,014
Illinova Corporation
11.50%, due 12/15/2010		1,000	1,190
Nevada Power Company
8.25%, due 06/01/2011		4,000	4,330
NRG Energy, Inc. - 144A
8.00%, due 12/15/2013		3,000	3,067
Texas-New Mexico Power Company
6.13%, due 06/01/2008		3,000	3,097
Virginia Electric and Power Company
4.10%, due 12/15/2008		1,000	979
Electric, Gas & Sanitary Services	(1.9%)
NiSource Finance Corporation
7.88%, due 11/15/2010		1,000	1,158
Pacific Gas and Electric Company
3.60%, due 03/01/2009		2,000	1,946
PG&E Corporation (f)
2.30%, due 04/03/2006		4,000	4,002
Electronic & Other Electric Equipment	(0.6%)
Rayovac Corporation
8.50%, due 10/01/2013		2,000	2,115
Electronic Components & Accessories	(3.0%)
Amkor Technology, Inc. (b)
7.75%, due 05/15/2013		2,000	1,710
Flextronics International Ltd. (b)
6.50%, due 05/15/2013		1,000	983
Tyco International Group SA
5.88%, due 11/01/2004		2,000	2,018
6.38%, due 02/15/2006		2,000	2,099
6.00%, due 11/15/2013 - 144A (b)		4,000	4,161
Environmental Services	(0.6%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010 - 144A (b)		1,000	990
7.88%, due 04/15/2013		1,000	1,046
Food & Kindred Products	(2.7%)
Altria Group, Inc
7.20%, due 02/01/2007		2,256	2,395
Bunge Limited Finance Corp. - 144A
4.38%, due 12/15/2008		2,000	1,984
Del Monte Foods Company (f)
8.63%, due 12/15/2012		3,000	3,270
General Mills, Inc.
6.00%, due 02/15/2012		1,250	1,317
Kraft Foods, Inc.
4.00%, due 10/01/2008		1,000	992
Food Stores	(1.7%)
Pathmark Stores, Inc. (b)
8.75%, due 02/01/2012		4,000	4,010
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		2,000	2,045
Gas Production & Distribution	(1.5%)
Northern Border Partners, L.P.
8.88%, due 06/15/2010		1,000	1,188
Northwest Pipeline Corporation
8.13%, due 03/01/2010		2,000	2,218
Williams Companies, Inc. (The)
8.63%, due 06/01/2010		2,000	2,245
Health Services	(1.9%)
Curative Health Services, Inc. - 144A
10.75%, due 05/01/2011		1,000	905
Extendicare Health Services, Inc. - 144A
6.88%, due 05/01/2014		3,000	2,864
Manor Care, Inc.
6.25%, due 05/01/2013		2,000	2,063
Mariner Health Care, Inc. - 144A
8.25%, due 12/15/2013		1,000	1,060
Holding & Other Investment Offices	(2.3%)
Developers Diversified Realty Corporation
3.88%, due 01/30/2009		3,000	2,896
FelCor Lodging LP (f)
10.00%, due 09/15/2008		223	236
iStar Financial Inc. - 144A
4.88%, due 01/15/2009		1,000	984
5.70%, due 03/01/2014		1,500	1,444
Matis Reef Ltd. - 144A
4.69%, due 11/14/2008		2,000	1,985
Simon Property Group, L.P.
3.75%, due 01/30/2009		1,000	968
Hotels & Other Lodging Places	(1.4%)
Hilton Hotels Corporation
7.63%, due 12/01/2012		2,000	2,208
John Q. Hammons Hotels, Inc. - Series B
8.88%, due 05/15/2012		1,500	1,652
Las Vegas Sands, Inc. (Venetian Casino Resort LLC)
11.00%, due 06/15/2010		1,000	1,140
Industrial Machinery & Equipment	(1.0%)
Grant Prideco, Inc.
9.63%, due 12/01/2007		500	555
SPX Corporation
7.50%, due 01/01/2013		2,000	2,035
Terex Corporation
7.38%, due 01/15/2014		1,000	1,008
Lumber & Wood Products	(1.5%)
Ainsworth Lumber Co. Ltd. - 144A
6.75%, due 03/15/2014		2,500	2,400
Georgia-Pacific Corporation
8.88%, due 02/01/2010		1,000	1,148
Scotia Pacific Company LLC
7.11%, due 01/20/2014		2,000	1,820
Management Services	(0.3%)
Corrections Corporation of America
7.50%, due 05/01/2011		1,000	1,031
Medical Instruments & Supplies	(0.4%)
Bard, (C.R.) Inc.
6.70%, due 12/01/2026		1,500	1,619
Metal Cans & Shipping Containers	(0.9%)
Ball Corporation
6.88%, due 12/15/2012		2,000	2,043
Crown European Holdings SA
10.88%, due 03/01/2013		1,000	1,148
Metal Mining	(0.3%)
Rio Tinto Finance (USA) Limited
2.63%, due 09/30/2008		1,000	944
Mining	(2.2%)
Massey Energy Company
6.63%, due 11/15/2010		3,000	3,059
Peabody Energy Corporation
6.88%, due 03/15/2013		3,000	3,089
5.88%, due 04/15/2016		2,000	1,845
Motion Pictures	(1.1%)
Time Warner Entertainment Company, LP
10.15%, due 05/01/2012		1,000	1,284
Time Warner Inc.
7.75%, due 06/15/2005		1,000	1,039
7.48%, due 01/15/2008		1,500	1,633
Motor Vehicles, Parts & Supplies	(0.4%)
TRW Automotive Inc.
11.00%, due 02/15/2013		1,300	1,560
Oil & Gas Extraction	(5.6%)
Chesapeake Energy Corporation
8.38%, due 11/01/2008		1,000	1,093
8.13%, due 04/01/2011		71	78
7.50%, due 09/15/2013		1,000	1,063
Evergreen Resources, Inc. - 144A
5.88%, due 03/15/2012		1,500	1,526
Forest Oil Corporation
8.00%, due 12/15/2011		500	544
7.75%, due 05/01/2014		1,000	1,035
Halliburton Company - 144A (f)
2.41%, due 01/26/2007		3,000	2,996
Key Energy Services, Inc.
6.38%, due 05/01/2013		1,000	945
Louisiana Land and Exploration Company (The)
7.63%, due 04/15/2013		2,000	2,316
PDVSA Finance Ltd. - Series 1998-1B
6.65%, due 02/15/2006		1,500	1,534
Petroleum Geo-Services ASA
10.00%, due 11/05/2010		2,500	2,649
Pride International, Inc. - 144A
7.38%, due 07/15/2014		2,000	2,063
Stone Energy Corporation
8.25%, due 12/15/2011		1,000	1,053
XTO Energy, Inc.
6.25%, due 04/15/2013		2,000	2,117
Paper & Allied Products	(1.4%)
Cascades, Inc.
7.25%, due 02/15/2013		2,000	2,040
Graphic Packaging Corporation
8.50%, due 08/15/2011		2,000	2,170
Smurfit-Stone Container Corporation
8.25%, due 10/01/2012		1,000	1,068
Paper & Paper Products	(0.6%)
MDP Acquisitions PLC
9.63%, due 10/01/2012		2,000	2,240
Paperboard Containers & Boxes	(0.6%)
Jefferson Smurfit Corporation (U.S.)
7.50%, due 06/01/2013		2,000	2,030
Personal Credit Institutions	(1.4%)
Capital One Financial Corporation
6.25%, due 11/15/2013		3,000	3,071
ERAC USA Finance Company - 144A
7.95%, due 12/15/2009		1,000	1,156
General Motors Acceptance Corporation (b)
5.13%, due 05/09/2008		1,000	1,010
Personal Services	(0.6%)
Service Corporation International
7.70%, due 04/15/2009		2,000	2,105
Petroleum Refining	(1.9%)
Giant Industries, Inc.
8.00%, due 05/15/2014		1,500	1,541
Premcor Refining Group Inc. (The)
6.75%, due 02/01/2011		2,000	2,085
6.13%, due 05/01/2011		1,000	1,005
Tesoro Petroleum Corporation
8.00%, due 04/15/2008		2,000	2,160
Pharmaceuticals	(1.1%)
Leiner Health Products Inc. - 144A
11.00%, due 06/01/2012		2,000	2,080
The Jean Coutu Group (PJC) Inc. - 144A
8.50%, due 08/01/2014		2,000	1,983
Primary Metal Industries	(2.2%)
General Cable Corporation - 144A
9.50%, due 11/15/2010		2,000	2,180
International Steel Group Inc. - 144A
6.50%, due 04/15/2014		3,000	2,842
United States Steel Corporation
9.75%, due 05/15/2010		1,682	1,871
Valmont Industries Inc. - 144A
6.88%, due 05/01/2014		1,000	990
Printing & Publishing	(3.6%)
American Color Graphics, Inc.
10.00%, due 06/15/2010		2,000	1,830
Dex Media East LLC (Dex Media Finance Co.)
9.88%, due 11/15/2009		1,000	1,130
Dex Media West LLC (Dex Media Finance Co.)
8.50%, due 08/15/2010		2,000	2,200
Dex Media, Inc. - 144A
8.00%, due 11/15/2013		1,000	1,005
Houghton Mifflin Company
9.88%, due 02/01/2013		2,000	2,055
News America Incorporated
6.63%, due 01/09/2008		1,000	1,085
Primedia Inc.
8.88%, due 05/15/2011		2,000	1,965
Quebecor World Capital Corporation
4.88%, due 11/15/2008		2,000	2,035
Radio & Television Broadcasting	(2.6%)
British Sky Broadcasting Group PLC
6.88%, due 02/23/2009		1,000	1,096
CanWest Media, Inc.
10.63%, due 05/15/2011		1,000	1,133
7.63%, due 04/15/2013 (b)		1,000	1,043
Susquehanna Media Co.
7.38%, due 04/15/2013		1,500	1,538
Videotron Ltee
6.88%, due 01/15/2014		1,500	1,455
Young Broadcasting Inc. - 144A
8.50%, due 12/15/2008		3,000	3,143
Research & Testing Services	(0.3%)
Quintiles Transnational Corp. - 144A
10.00%, due 10/01/2013		1,000	1,028
Restaurants	(0.3%)
YUM! Brands, Inc.
7.70%, due 07/01/2012		1,000	1,154
Rubber & Misc. Plastic Products	(0.6%)
Sealed Air Corporation - 144A
5.38%, due 04/15/2008		2,000	2,081
Savings Institutions	(0.5%)
Washington Mutual, Inc. (b)
4.00%, due 01/15/2009		2,000	1,976
Security & Commodity Brokers	(0.5%)
Goldman Sachs Group, Inc. (The)
5.15%, due 01/15/2014		1,000	975
Morgan Stanley
4.75%, due 04/01/2014		1,000	934
Stone, Clay & Glass Products	(0.9%)
Anchor Glass Container Corporation
11.00%, due 02/15/2013		1,000	1,145
Owens-Brockway Glass Container Inc.
7.75%, due 05/15/2011		1,000	1,060
8.75%, due 11/15/2012 (b)		1,000	1,100
Telecommunications	(4.8%)
AT&T Corp. (g)
8.05%, due 11/15/2011		1,000	1,034
BellSouth Corporation
6.55%, due 06/15/2034		1,000	1,010
Citizens Communications Company
8.50%, due 05/15/2006		2,000	2,137
Nextel Communications, Inc.
5.95%, due 03/15/2014		5,000	4,738
Primus Telecommunications Group, Incorporated - 144A (b)
8.00%, due 01/15/2014		1,000	728
Qwest Capital Funding, Inc. (b)
7.00%, due 08/03/2009		2,000	1,760
7.90%, due 08/15/2010		2,000	1,780
Rogers Wireless Inc. - 144A
6.38%, due 03/01/2014		2,500	2,331
Rural Cellular Corporation - 144A
8.25%, due 03/15/2012		1,000	1,025
Triton PCS, Inc. (b)
8.75%, due 11/15/2011		2,000	1,545
Textile Mill Products	(0.7%)
INVISTA, Inc. - 144A
9.25%, due 05/01/2012		2,500	2,558
Transportation Equipment	(1.2%)
Trinity Industries, Inc. - 144A
6.50%, due 03/15/2014		2,500	2,363
Westinghouse Air Brake Technologies Corporation
6.88%, due 07/31/2013		2,000	2,015
Trucking & Warehousing	(0.6%)
Iron Mountain Incorporated
7.75%, due 01/15/2015		2,000	2,045
Water Transportation	(0.9%)
Royal Caribbean Cruises Ltd.
7.00%, due 10/15/2007		1,000	1,055
8.75%, due 02/02/2011		2,000	2,250

Total Corporate Debt Securities (cost: $344,837)			351,058

		Shares	Value
PREFERRED STOCKS	(0.5%)
Holding & Other Investment Offices	(0.5%)
Duke Realty Corporation		40,000	$2,000

Total Preferred Stocks (cost: $2,008)			2,000

COMMON STOCKS	(0.0%)
Printing & Publishing	(0.0%)
Golden Books Family Entertainment, Inc. (a)		63,750	(d	)

Total Common Stocks (cost: $168)			(d	)

		Principal	Value
SECURITY LENDING COLLATERAL	(8.3%)
Debt	(7.3%)
Bank Notes	(0.8%)
Bank of America Corporation
1.31%, due 10/19/2004		$1,535	$1,535
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		1,535	1,535
Commercial Paper	(1.6%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		307	307
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		2,149	2,149
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		307	307
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		1,638	1,638
Sheffield Receivables - 144A
1.33%, due 08/16/2004		1,535	1,535
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		614	614
Euro Dollar Terms	(1.7%)
Bank of America Corporation
1.40%, due 09/01/2004		307	307
1.43%, due 09/17/2004		307	307
Bank of Montreal
1.37%, due 08/23/2004		1,202	1,202
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		553	553
BNP Paribas SA
1.41%, due 09/13/2004		1,228	1,228
Dexia Group
1.51%, due 10/01/2004		614	614
Royal Bank of Canada
1.27%, due 08/11/2004		1,535	1,535
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		614	614
Promissory Notes	(0.6%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		2,149	2,149
Repurchase Agreements (c)	(2.4%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $2,456 on 09/14/2004		2,456	2,456
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $6,140 on 08/02/2004		6,140	6,140

		Shares	Value
Investment Companies	(1.0%)
Money Market Funds	(1.0%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		2,239,584	$2,240
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		1,535,033	1,535

Total Security Lending Collateral (cost: $30,500)			30,500

Total Investment Securities (cost: $378,450)			$384,653

SUMMARY:
Investments, at value		105.0%	$384,653
Liabilities in excess of other assets		(5.0%)	(18,197)

Net assets		100.0%	$366,456

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $29,781.

(c)	Cash collateral for the Repurchase Agreements, valued at $8,768, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(d)	Value is less than $1.

(e)	Securities are currently in default on interest payments.

(f)	Floating or variable rate note. Rate is listed as of July 31, 2004.

(g)	Securities are stepbonds. AT&T Corp. has a coupon rate 8.05% until 11/15/2004, thereafter the coupon rate will be 9.05%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $66,549 or 18.16% of the net assets of the Fund.

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CONVERTIBLE BONDS	(82.8%)
Air Transportation	(3.2%)
American Airlines, Inc - 144A
4.25%, due 09/23/2023		$4,250	$3,145
JetBlue Airways Corporation - 144A
3.50%, due 07/15/2033		3,050	2,947
Automotive	(2.5%)
American Axle & Manufacturing, Inc. - 144A (a) ( c)
2.00%, due 02/15/2024		5,250	4,869
Business Credit Institutions	(2.0%)
Financial Federal Corporation - 144A
2.00%, due 04/15/2034		4,000	3,870
Commercial Banks	(4.3%)
Bank of America Corporation
0.25%, due 04/30/2014		4,000	3,800
Wells Fargo & Company
0.25%, due 04/29/2014		5,000	4,549
Communication	(1.9%)
Crown Castle International Corp. (a)
4.00%, due 07/15/2010		2,400	3,723
Communications Equipment	(1.9%)
Comtech Telecommunications Corp. - 144A (d)
2.00%, due 02/01/2024		4,400	3,581
Computer & Data Processing Services	(7.1%)
GTECH Holdings Corporation
1.75%, due 12/15/2021		2,000	3,185
Openwave Systems, Inc. - 144A
2.75%, due 09/09/2008		6,000	5,888
RealNetworks, Inc.
Zero coupon, due 07/01/2010		5,100	4,506
Electrical Goods	(1.6%)
Avnet, Inc (a)
2.00%, due 03/15/2034		3,250	3,104
Electronic Components & Accessories	(3.6%)
Micron Technology, Inc. (a)
2.50%, due 02/01/2010 - 144A		2,250	2,950
2.50%, due 02/01/2010		600	787
Pixelworks, Inc. - 144A
1.75%, due 05/15/2024		4,000	3,155
Health Services	(1.5%)
Matria Healthcare, Inc. - 144A
4.88%, due 05/01/2024		2,575	2,919
Hotels & Other Lodging Places	(2.1%)
Host Marriott, L.P. - 144A
3.25%, due 04/15/2024		4,000	3,965
Instruments & Related Products	(1.6%)
Roper Industries, Inc. (f)
1.48%, due 01/15/2034		7,000	3,124
Manufacturing Industries	(7.2%)
International Game Technology
Zero Coupon, due 01/29/2033		4,900	3,632
K2 Corporation
5.00%, due 06/15/2010		4,000	5,405
Shuffle Master, Inc. - 144A
1.25%, due 04/15/2024		4,850	4,856
Medical Instruments & Supplies	(0.9%)
Thoratec Corporation - 144A (g)
1.38%, due 05/16/2034		3,500	1,737
Motion Pictures	(3.3%)
Lions Gate Entertainment Corp. - 144A
4.88%, due 12/15/2010		4,000	6,315
Pharmaceuticals	(9.0%)
Allergan, Inc. (a)
Zero Coupon, due 11/06/2022		3,500	3,290
EPIX Medical, Inc. - 144A
3.00%, due 06/15/2024		2,250	1,986
Medarex, Inc. - 144A
2.25%, due 05/15/2011		5,750	4,406
Oscient Pharmaceuticals Corporation - 144A (a)
3.50%, due 04/15/2011		4,000	3,885
Teva Pharmaceutical Finance BV
0.25%, due 02/01/2024		1,900	1,886
0.38%, due 11/15/2022 144A (a)		1,250	1,781
Primary Metal Industries	(1.7%)
Inco Limited
Zero coupon, due 03/29/2021		3,500	3,242
Printing & Publishing	(1.6%)
Bowne & Co. Inc (a)
5.00%, due 10/01/2033		2,875	3,145
Radio, Television & Computer Stores	(2.9%)
Guitar Center, Inc.
4.00%, due 07/15/2013		3,800	5,496
Research & Testing Services	(1.4%)
deCODE genetics, Inc. - 144A
3.50%, due 04/15/2011		3,250	2,722
Retail Trade	(1.7%)
Dick’s Sporting Goods, Inc. - 144A (e)
1.61%, due 02/18/2024		4,400	3,229
Security & Commodity Brokers	(6.2%)
Morgan Stanley (h)
Zero coupon, due 08/15/2033		5,000	5,519
Morgan Stanley - 144A
0.25%, due 07/30/2014		6,500	6,354
Telecommunications	(10.9%)
Millicom International Cellular - 144A
10.00%, due 11/20/2008		4,000	5,698
Nextel Partners, Inc. - 144A
1.50%, due 11/15/2008		4,000	5,660
NII Holdings, Inc. - 144A
2.88%, due 02/01/2034		4,500	4,707
Terremark Worldwide, Inc. - 144A
9.00%, due 06/15/2009		5,000	4,849
Water Transportation	(2.5%)
Royal Caribbean Cruises Ltd.
Zero coupon, due 02/02/2021		4,000	2,120
Zero coupon, due 05/18/2021		4,000	2,765
Wholesale Trade Durable Goods	(0.2%)
Advanced Medical Optics, Inc. - 144A
2.50%, due 07/15/2024		300	318

Total Convertible Bonds (cost: $157,563 )			159,070

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(12.1%)
Automotive	(2.7%)
Ford Motor Company Capital Trust II		100,000	$5,345
Commercial Banks	(1.8%)
State Street Corporation		17,000	3,439
Communications Equipment	(3.2%)
Motorola, Inc. - Units		85,000	3,904
Nortel Networks Corporation		33	2,167
Life Insurance	(1.7%)
Prudential Financial, Inc. - Units		46,600	3,269
Metal Mining	(2.7%)
Freeport-McMoRan Cooper & Gold Inc. - 144A		5,500	5,129

Total Convertible Preferred Stocks (cost: $24,898 )			23,253

		Principal	Value
SECURITY LENDING COLLATERAL	(9.2%)
Debt	(8.1%)
Bank Notes	(0.9%)
Bank of America Corporation
1.31%, due 10/19/2004		$887	$887
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		887	887
Commercial Paper	(1.8%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		177	177
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		1,242	1,242
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		177	177
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		946	946
Sheffield Receivables - 144A
1.33%, due 08/16/2004		887	887
Euro Dollar Overnight	(0.2%)
Den Danske Bank
1.27%, due 08/06/2004		355	355
Euro Dollar Terms	(1.9%)
Bank of America Corporation
1.40%, due 09/01/2004		177	177
1.43%, due 09/17/2004		177	177
Bank of Montreal
1.37%, due 08/23/2004		694	694
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		319	319
BNP Paribas SA
1.41%, due 09/13/2004		709	709
Dexia Group
1.51%, due 10/01/2004		355	355
Royal Bank of Canada
1.27%, due 08/11/2004		887	887
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		355	355
Promissory Notes	(0.6%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		1,242	1,242
Repurchase Agreements (b)	(2.7%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $1,419 on 09/14/2004		1,419	1,419
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $3,547 on 08/02/2004		3,547	3,547

		Shares	Values
Investment Companies	(1.1%)
Money Market Funds	(1.1%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		1,293,792	$1,294
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		886,778	887

Total Security Lending Collateral (cost: $17,620 )			17,620

Total Investment Securities (cost: $200,081 )			$199,943

SUMMARY:
Investments, at value		104.1%	$199,943
Liabilities in excess of other assets		(4.1%)	(7,794)

Net assets		100.0%	$192,149

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $17,190.

(b)	Cash collateral for the Repurchase Agreements, valued at $5,065, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(c)	Securities are stepbonds. American Axle & Manufacturing, Inc. has a coupon rate 2.00 % until 02/15/2011, thereafter the coupon rate will be 0.00%.

(d)	Securities are stepbonds. Comtech Telecommunication Corp. has a coupon rate 2.00 % until 02/01/2011, thereafter the coupon rate will be 0.00%.

(e)	Securities are stepbonds. Dick’s Sporting Goods, Inc has a coupon rate 1.61 % until 02/18/2009, thereafter the coupon rate will be 0.00%.

(f)	Securities are stepbonds. Roper Industries, Inc has a coupon rate 1.48 % until 01/15/2009, thereafter the coupon rate will be 0.00%.

(g)	Securities are stepbonds. Thoratec Corporation has a coupon rate 1.38% until 05/06/2011, thereafter the coupon rate will be 0.00%.

(h)	Floating or variable rate note. Rate is listed as of July 31, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $99,335 or 51.70% of the net assets of the Fund.

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.7%)
Apparel & Accessory Stores	(1.9%)
TJX Companies, Inc. (The)		170,000	$3,990
Business Services	(8.9%)
First Data Corporation		240,000	10,706
Moody’s Corporation (b)		120,000	8,172
Chemicals & Allied Products	(3.6%)
Praxair, Inc.		195,000	7,693
Commercial Banks	(4.6%)
Northern Trust Corporation		150,000	6,020
State Street Corporation		90,000	3,853
Communication	(11.7%)
Cox Communications, Inc. - Class A (a)		220,000	6,068
Echostar Communications Corporation - Class A (a)		200,000	5,543
Liberty Media International, Inc. - Class A (a)		165,000	5,145
Liberty Media International, Inc.		33,000	198
XM Satellite Radio Holdings Inc. - Class A (a) (b)		300,000	7,917
Communications Equipment	(6.3%)
Corning Incorporated (a) (b)		202,400	2,502
QUALCOMM Incorporated		160,000	11,053
Computer & Data Processing Services	(5.4%)
Microsoft Corporation		350,000	9,961
Yahoo! Inc. (a)		50,000	1,540
Computer & Office Equipment	(2.4%)
SanDisk Corporation (a) (b)		215,000	5,228
Drug Stores & Proprietary Stores	(3.2%)
Walgreen Co.		190,000	6,916
Electronic Components & Accessories	(1.1%)
Intel Corporation		100,000	2,438
Fabricated Metal Products	(3.6%)
Gillette Company (The)		200,000	7,796
Hotels & Other Lodging Places	(2.7%)
Marriott International, Inc. - Class A (b)		120,000	5,856
Insurance	(4.6%)
Anthem, Inc. (a) (b)		21,000	1,732
WellPoint Health Networks Inc. (a)		80,000	8,088
Management Services	(3.8%)
Paychex, Inc.		267,400	8,212
Medical Instruments & Supplies	(3.9%)
Zimmer Holdings, Inc. (a)		110,000	8,394
Personal Services	(2.7%)
Weight Watchers International, Inc. (a) (b)		150,000	5,810
Pharmaceuticals	(11.9%)
Allergan, Inc.		120,000	9,077
Genentech, Inc. (a)		170,000	8,276
OSI Pharmaceuticals, Inc. (a)		14,400	865
Pfizer Inc.		160,000	5,114
Teva Pharmaceutical Industries Ltd. - ADR		60,200	1,782
Retail Trade	(4.4%)
Staples, Inc.		325,000	9,386
Transportation & Public Utilities	(3.6%)
Expeditors International of Washington, Inc.		165,000	7,658
Trucking & Warehousing	(4.4%)
United Parcel Service, Inc. - Class B		130,000	9,355
Variety Stores	(3.0%)
Wal-Mart Stores, Inc.		120,000	6,361

Total Common Stocks (cost: $194,602)			208,705

		Principal	Value
SECURITY LENDING COLLATERAL	(13.9%)
Debt	(12.2%)
Bank Notes	(1.4%)
Bank of America Corporation
1.31%, due 10/19/2004		$1,493	$1,493
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		1,493	1,493
Commercial Paper	(2.7%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		299	299
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		2,090	2,090
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		299	299
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		1,594	1,594
Sheffield Receivables - 144A
1.33%, due 08/16/2004		1,493	1,493
Euro Dollar Overnight	(0.3%)
Den Danske Bank
1.27%, due 08/06/2004		597	597
Euro Dollar Terms	(2.9%)
Bank of America Corporation
1.40%, due 09/01/2004		299	299
1.43%, due 09/17/2004		299	299
Bank of Montreal
1.37%, due 08/23/2004		1,169	1,169
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		538	538
BNP Paribas SA
1.41%, due 09/13/2004		1,195	1,195
Dexia Group
1.51%, due 10/01/2004		597	597
Royal Bank of Canada
1.27%, due 08/11/2004		1,493	1,493
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		597	597
Promissory Notes	(1.0%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		2,090	2,090
Repurchase Agreements (c)	(3.9%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,389 on 09/14/2004		2,389	2,389
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $5,973 on 08/02/2004		5,973	5,973

		Shares	Value
Investment Companies	(1.7%)
Money Market Funds	(1.7%)
Merrill Lynch Premier Institutional Fund 1-day yield of 1.28%		2,178,461	$2,178
Merrimac Cash Series Fund - Premium Class 1-day yield of 1.20%		1,493,139	1,493

Total Security Lending Collateral (cost: $29,668)			29,668

Total Investment Securities (cost: $224,270)			$238,373

SUMMARY:
Investments, at value		111.6%	$238,373
Liabilities in excess of other assets		(11.6%)	(24,728)

Net assets		100.0%	$213,645

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $28,568.

(c)	Cash collateral for the Repurchase Agreements, valued at $8,529, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $4,181 or 1.96% of the net assets of the Fund.

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES	(94.3%)
Air Transportation	(1.4%)
JetBlue Airways Corporation - Series 2004-1 Class C (d)
5.36%, due 03/15/2008		$2,000	$2,044
Amusement & Recreation Services	(5.9%)
Aztar Corporation - 144A
7.88%, due 06/15/2014		1,000	1,011
Boyd Gaming Corporation - 144A
6.75%, due 04/15/2014		2,500	2,403
Mandalay Resort Group (a)
7.63%, due 07/15/2013		3,000	3,011
Speedway Motorsports, Inc. - 144A
6.75%, due 06/01/2013		500	503
Station Casinos, Inc. - 144A
6.88%, due 03/01/2016		2,000	1,945
Beverages	(2.6%)
Cia Brasileira de Bebidas - 144A
8.75%, due 09/15/2013		750	814
PepsiAmericas, Inc.
3.88%, due 09/12/2007		3,000	3,041
Business Credit Institutions	(4.5%)
AMR Real Estate Ptr/Fin - 144A
8.13%, due 06/01/2012		1,000	1,025
BCP Caylux Holdings Luxembourg SCA - 144A
9.63%, due 06/15/2014		2,000	2,085
ChevronTexaco Capital Corporation
3.50%, due 09/17/2007		1,035	1,036
Ford Motor Credit Company (a)
7.00%, due 10/01/2013		2,500	2,545
Business Services	(2.5%)
Clear Channel Communications, Inc.
8.00%, due 11/01/2008		3,275	3,680
Chemicals & Allied Products	(0.3%)
Nalco Company - 144A
7.75%, due 11/15/2011		475	493
Commercial Banks	(3.6%)
Citizens Banking Corporation
5.75%, due 02/01/2013		75	74
Royal Bank of Scotland Group PLC (The) (d)
7.65%, due 08/31/2049		2,000	2,275
US Bank NA
3.75%, due 02/06/2009		3,000	2,957
Communication	(4.8%)
Echostar DBS Corporation - 144A
6.38%, due 10/01/2011		1,000	993
Liberty Media Corporation
5.70%, due 05/15/2013		3,000	2,952
Viacom Inc.
7.75%, due 06/01/2005		3,000	3,133
Drug Stores & Proprietary Stores	(0.3%)
Duane Reade Inc
9.75%, due 08/01/2011		500	498
Electric Services	(5.5%)
AES Gener SA - 144A (a)
7.50%, due 03/25/2014		3,000	2,895
Duke Energy Corporation
4.20%, due 10/01/2008		3,000	2,982
Southwestern Public Service Company
5.13%, due 11/01/2006		500	516
TXU Corp.
6.38%, due 06/15/2006		1,625	1,712
Electric, Gas & Sanitary Services	(0.1%)
Public Service Company of Colorado - Series A
6.88%, due 07/15/2009		100	111
Food & Kindred Products	(7.6%)
Burns, Philp & Company Limited
9.75%, due 07/15/2012		2,000	2,085
ConAgra Foods, Inc.
9.75%, due 03/01/2021		1,900	2,551
Michael Foods, Inc.
8.00%, due 11/15/2013		500	521
Smithfield Foods Inc.
7.00%, due 08/01/2011		1,700	1,728
Tyson Foods, Inc.
8.25%, due 10/01/2011		2,000	2,317
Unilever Capital Corporation
6.88%, due 11/01/2005		2,000	2,105
Food Stores	(1.4%)
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		2,000	2,045
Furniture & Fixtures	(2.9%)
Lear Corporation
7.96%, due 05/15/2005		4,067	4,233
Holding & Other Investment Offices	(1.9%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006		2,150	2,322
Hutchison Whampoa Limited - 144A
5.45%, due 11/24/2010		475	472
Hotels & Other Lodging Places	(2.3%)
Host Marriott, L.P. (a)
7.13%, due 11/01/2013		2,000	1,990
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, due 11/15/2005		1,335	1,383
Industrial Machinery & Equipment	(1.3%)
Case New Holland, Inc. - 144A
6.00%, due 06/01/2009		2,000	1,918
Insurance	(3.4%)
ACE Capital Trust II
9.70%, due 04/01/2030		1,530	2,041
ACE INA Holdings, Inc.
8.20%, due 08/15/2004		1,420	1,423
Farmers Insurance Exchange - 144A
8.50%, due 08/01/2004		200	200
First American Capital Trust I
8.50%, due 04/15/2012		125	140
WellPoint Health Networks Inc.
6.38%, due 06/15/2006		1,185	1,252
Lumber & Wood Products	(3.9%)
Ainsworth Lumber Co. Ltd. - 144A
6.75%, due 03/15/2014		1,500	1,440
Riverside Forest Products Limited - 144A
7.88%, due 03/01/2014		1,000	1,035
Weyerhaeuser Company
7.38%, due 03/15/2032		3,000	3,311
Medical Instruments & Supplies	(1.2%)
Apogent Technologies, Inc.
6.50%, due 05/15/2013		1,615	1,793
Metal Mining	(1.5%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007		2,000	2,202
Motion Pictures	(2.2%)
Time Warner Inc.
7.63%, due 04/15/2031		3,000	3,300
Oil & Gas Extraction	(5.7%)
Chesapeake Energy Corporation
6.88%, due 01/15/2016		2,000	1,970
Evergreen Resources, Inc. - 144A
5.88%, due 03/15/2012		2,900	2,951
Gazprom Intl
7.20%, due 02/01/2020		2,000	1,970
Pacific Energy Partners, L.P. - 144A
7.13%, due 06/15/2014		1,500	1,545
Paper & Allied Products	(2.0%)
International Paper Company
5.50%, due 01/15/2014		3,000	2,978
Paperboard Containers & Boxes	(0.8%)
Solo Cup Company - 144A (a)
8.50%, due 02/15/2014		1,250	1,150
Personal Credit Institutions	(2.7%)
Capital One Bank
8.25%, due 06/15/2005		1,246	1,303
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006		2,500	2,607
Petroleum Refining	(1.9%)
Premcor Refining Group Inc. (The)
9.25%, due 02/01/2010		2,500	2,813
Pharmaceuticals	(0.7%)
The Jean Coutu Group (PJC) Inc. - 144A
8.50%, due 08/01/2014		1,000	991
Primary Metal Industries	(5.5%)
Alcoa Inc.
4.25%, due 08/15/2007		2,750	2,803
Noranda Inc.
6.00%, due 10/15/2015		3,000	2,965
Phelps Dodge Corporation
8.75%, due 06/01/2011		2,000	2,392
Printing & Publishing	(2.1%)
News America Holdings Incorporated
7.75%, due 12/01/2045		2,700	3,125
Radio & Television Broadcasting	(0.4%)
USA Interactive
7.00%, due 01/15/2013		575	625
Restaurants	(2.1%)
Brinker International, Inc. - 144A
5.75%, due 06/01/2014		3,000	3,072
YUM! Brands, Inc.
7.70%, due 07/01/2012		85	98
Security & Commodity Brokers	(2.3%)
E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011		1,500	1,508
Goldman Sachs Group, Inc. (The)
6.35%, due 02/15/2034		1,975	1,892
Telecommunications	(4.9%)
America Movil, SA de CV - 144A
5.50%, due 03/01/2014		3,000	2,808
Cincinnati Bell Inc. (a)
8.38%, due 01/15/2014		2,000	1,760
Sprint Capital Corporation
7.13%, due 01/30/2006		2,500	2,644
Transportation & Public Utilities	(0.1%)
Plains All American Pipeline, L.P. - 144A
5.63%, due 12/15/2013		100	99
Transportation Equipment	(0.7%)
Bombardier Recreational Products - 144A (a)
8.38%, due 12/15/2013		1,000	1,015
Wholesale Trade Nondurable Goods	(1.3%)
Domino’s, Inc.
8.25%, due 07/01/2011		1,751	1,874

Total Corporate Debt Securities (cost: $142,108)			139,499

CONVERTIBLE BONDS	(0.7%)
Retail Trade	(0.7%)
Dick’s Sporting Goods, Inc. - 144A (e)
1.61%, due 02/18/2024		1,500	1,101

Total Convertible Bonds (cost: $1,066)			1,101

		Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.3%)
Business Credit Institutions	(0.3%)
Sovereign Capital Trust IV		9,500	$454

Total Convertible Preferred Stocks (cost: $475)			454

PREFERRED STOCKS	(4.4%)
Holding & Other Investment Offices	(0.1%)
Saul Centers, Inc.		1,850	48
Instruments & Related Products	(2.0%)
RC Trust I		5,500	3,011
Telecommunications	(2.3%)
Centaur Funding Corp. - 144A		2,750	3,465

Total Preferred Stocks (cost: $6,591)			6,524

COMMON STOCKS	(0.0%)
Telecommunications	(0.0%)
VersaTel Telecom International - warrants, Expires 05/15/2008 (f)		75	(c	)

Total Common Stocks			—

		Principal	Value
SECURITY LENDING COLLATERAL	(7.2%)
Debt	(6.3%)
Bank Notes	(0.7%)
Bank of America Corporation
1.31%, due 10/19/2004		$533	$533
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		533	533
Commercial Paper	(1.4%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		107	107
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		746	746
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		107	107
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		569	569
Sheffield Receivables - 144A
1.33%, due 08/16/2004		533	533
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		213	213
Euro Dollar Terms	(1.5%)
Bank of America Corporation
1.40%, due 09/01/2004		107	107
1.43%, due 09/17/2004		107	107
Bank of Montreal
1.37%, due 08/23/2004		417	417
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		192	192
BNP Paribas SA
1.41%, due 09/13/2004		426	426
Dexia Group
1.51%, due 10/01/2004		213	213
Royal Bank of Canada
1.27%, due 08/11/2004		533	533
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		213	213
Promissory Notes	(0.5%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		746	746
Repurchase Agreements (b)	(2.1%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $853 on 09/14/2004		853	853
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $2,132 on 08/02/2004		2,132	2,132

		Shares	Values
Investment Companies	(0.9%)
Money Market Funds	(0.9%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		777,656	$778
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		533,013	533

Total Security Lending Collateral (cost: $10,591)			10,591

Total Investment Securities (cost: $160,831)			$158,169

SUMMARY:
Investments, at value		106.9%	$158,169
Liabilities in excess of other assets		(6.9%)	(10,259)

Net assets		100.0%	$147,910

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $10,319.

(b)	Cash collateral for the Repurchase Agreements, valued at $3,045, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(c)	Value is less than $1.

(d)	Floating or variable rate note. Rate is listed as of July 30, 2004.

(e)	Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(f)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $39,044 or 26.40% of the net assets of the Fund.

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(97.3%)
Apparel & Accessory Stores	(0.6%)
AnnTaylor, Inc. (a)		20,400	$548
Chico’s FAS, Inc. (a) (b)		25,800	1,080
Ross Stores, Inc.		9,600	222
Automotive	(4.7%)
Gentex Corporation (b)		430,000	15,394
Automotive Dealers & Service Stations	(0.2%)
O’Reilly Automotive, Inc. (a) (b)		17,500	709
Business Credit Institutions	(3.9%)
Financial Federal Corporation (a) (b)		392,100	12,610
Business Services	(1.5%)
Getty Images, Inc. (a)		400	22
Moody’s Corporation		71,100	4,842
Communication	(2.7%)
Global Payments Inc. (b)		197,000	8,993
Computer & Data Processing Services	(17.3%)
GTECH Holdings Corporation		390,000	16,524
McAfee, Inc. (a)		500,000	8,990
RealNetworks, Inc. (a)		2,656,000	14,980
SkillSoft PLC - ADR (a)		2,567,000	15,992
Computer & Office Equipment	(3.2%)
Polycom, Inc. (a)		13,700	264
SanDisk Corporation (a) (b)		420,000	10,214
Symbol Technologies, Inc.		11,300	148
Construction	(0.0%)
Chicago Bridge & Iron Company NV - NY Registered Shares		5,200	152
Educational Services	(4.3%)
DeVRY Inc. (a) (b)		610,000	14,182
Electronic & Other Electric Equipment	(5.3%)
Gemstar-TV Guide International, Inc. (a)		3,750,000	17,400
Environmental Services	(0.2%)
Stericycle, Inc. (a)		15,300	750
Health Services	(0.3%)
Lincare Holdings Inc. (a)		10,900	348
Select Medical Corporation		38,000	488
Industrial Machinery & Equipment	(3.2%)
Graco Inc.		275,000	8,657
Varian Semiconductor Equipment Associates, Inc. (a)		16,000	478
Zebra Technologies Corporation - Class A (a)		16,950	1,401
Management Services	(5.0%)
ServiceMaster Company (The)		1,400,000	16,352
Medical Instruments & Supplies	(0.9%)
DENTSPLY International Inc.		15,200	739
ResMed Inc. (a)		15,500	760
Respironics, Inc. (a) (b)		7,600	423
Varian Medical Systems, Inc. (a)		15,500	1,070
Oil & Gas Extraction	(3.2%)
EOG Resources, Inc.		165,000	10,486
Paper & Allied Products	(2.0%)
Pactiv Corporation (a)		280,550	6,615
Paperboard Containers & Boxes	(4.4%)
Packaging Corporation of America (b)		612,400	14,305
Personal Services	(5.9%)
Jackson Hewitt Tax Service Inc. (a)		64,000	1,114
Weight Watchers International, Inc. (a) (b)		460,500	17,840
Pharmaceuticals	(4.6%)
Integra LifeSciences Holdings Corporation (a)		5,500	174
Medicines Company (The) (a)		13,900	368
Techne Corporation (a) (b)		366,150	14,572
Radio, Television & Computer Stores	(0.3%)
RadioShack Corporation (b)		38,000	1,062
Research & Testing Services	(0.1%)
Affymetrix, Inc. (a) (b)		17,500	473
Restaurants	(5.2%)
IHOP Corp.		461,850	17,084
Retail Trade	(0.7%)
CDW Corporation		13,900	894
PETCO Animal Supplies, Inc. (a)		18,500	553
Schein (Henry), Inc. (a)		11,500	772
Security & Commodity Brokers	(4.3%)
BlackRock, Inc. (b)		223,600	13,851
Investors Financial Services Corp.		7,700	352
Transportation & Public Utilities	(10.0%)
C.H. Robinson Worldwide, Inc.		377,200	16,495
Expeditors International of Washington, Inc.		345,000	16,011
Variety Stores	(3.1%)
Tuesday Morning Corporation (a) (b)		319,700	10,282
Wholesale Trade Nondurable Goods	(0.2%)
Tractor Supply Company (a)		16,200	587

Total Common Stocks (cost: $280,319)			318,622

		Principal	Value
SECURITY LENDING COLLATERAL	(19.0%)
Debt	(16.6%)
Bank Notes	(1.9%)
Bank of America Corporation
1.31%, due 10/19/2004		$3,130	$3,130
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		3,130	3,130
Commercial Paper	(3.7%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		626	626
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		4,383	4,383
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		626	626
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		3,342	3,342
Sheffield Receivables - 144A
1.33%, due 08/16/2004		3,130	3,130
Euro Dollar Overnight	(0.4%)
Den Danske Bank
1.27%, due 08/06/2004		1,252	1,252
Euro Dollar Terms	(4.0%)
Bank of America Corporation
1.40%, due 09/01/2004		626	626
1.43%, due 09/17/2004		626	626
Bank of Montreal
1.37%, due 08/23/2004		2,451	2,451
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		1,127	1,127
BNP Paribas SA
1.41%, due 09/13/2004		2,504	2,504
Dexia Group
1.51%, due 10/01/2004		1,252	1,252
Royal Bank of Canada
1.27%, due 08/11/2004		3,130	3,130
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		1,252	1,252
Promissory Notes	(1.3%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		4,383	4,383
Repurchase Agreements (c)	(5.3%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $5,009 on 09/14/2004		5,009	5,009
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $12,521 on 08/02/2004		12,521	12,521

		Shares	Value
Investment Companies	(2.4%)
Money Market Funds	(2.4%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		4,567,025	$4,567
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		3,130,285	3,130

Total Security Lending Collateral (cost: $62,197)			62,197

Total Investment Securities (cost: $342,516)			$380,819

SUMMARY:
Investments, at value		116.3%	$380,819
Liabilities in excess of other assets		(16.3%)	(53,337)

Net assets		100.0%	$327,482

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $60,178.

(c)	Cash collateral for the Repurchase Agreements, valued at $17,880, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $8,765 of 2.68% of the net assets of the Fund.

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
COMMERCIAL PAPER	(91.8%)
Asset-Backed	(10.8%)
CAFCO LLC - 144A
1.28%, due 08/06/2004		$1,150	$1,150
1.34%, due 08/20/2004		3,800	3,797
1.40%, due 09/03/2004		1,000	999
1.40%, due 09/09/2004		2,700	2,695
Ciesco LLC
1.38%, due 09/09/2004		1,800	1,797
Delaware Funding Company, LLC - 144A
1.20%, due 08/04/2004		2,350	2,350
1.40%, due 09/15/2004		2,200	2,196
1.56%, due 10/20/2004		3,000	2,989
Receivables Capital Company, LLC - 144A
1.33%, due 08/16/2004		3,950	3,948
Beverages	(3.0%)
Coca-Cola Company (The)
1.23%, due 08/23/2004		2,050	2,048
1.40%, due 09/14/2004		3,300	3,294
1.49%, due 10/12/2004		1,200	1,196
Business Credit Institutions	(5.3%)
Nestle Capital Corporation - 144A
1.13%, due 08/09/2004		950	950
Old Line Funding LLC - 144A
1.32%, due 08/23/2004		1,600	1,599
1.40%, due 09/01/2004		2,400	2,397
1.43%, due 09/07/2004		2,250	2,247
1.43%, due 09/08/2004		2,500	2,496
1.46%, due 09/13/2004		2,100	2,096
Chemicals & Allied Products	(7.0%)
du Pont (E.I.) de Nemours and Company
1.44%, due 09/16/2004		1,800	1,797
1.44%, due 09/17/2004		530	529
1.45%, due 09/21/2004		2,750	2,744
Procter & Gamble Company (The)
1.46%, due 10/05/2004		4,800	4,787
1.24%, due 08/31/2004		2,350	2,347
Commercial Banks	(15.4%)
Bank of America Corporation
1.49%, due 10/04/2004		1,800	1,795
Canadian Imperial Bank of Commerce
1.13%, due 08/09/2004		500	500
1.39%, due 08/27/2004		2,300	2,298
1.25%, due 08/27/2004		1,400	1,399
1.51%, due 09/28/2004		1,600	1,596
Toronto-Dominion Bank (The)
1.40%, due 09/13/2004		3,200	3,195
1.52%, due 10/06/2004		1,500	1,496
1.42%, due 09/01/2004		2,050	2,047
1.27%, due 09/03/2004		3,600	3,596
UBS Finance (Delaware) LLC
1.14%, due 08/10/2004		650	650
1.32%, due 09/07/2004		1,600	1,598
1.40%, due 09/07/2004		1,130	1,128
1.43%, due 09/22/2004		1,100	1,098
1.41%, due 09/23/2004		1,700	1,696
1.48%, due 10/13/2004		3,600	3,589
1.62%, due 10/22/2004		900	897
Wells Fargo & Company
1.32%, due 08/13/2004		2,000	1,999
1.32%, due 08/19/2004		3,250	3,248
Food & Kindred Products	(4.5%)
Nestle Capital Corporation - 144A
1.15%, due 08/11/2004		1,500	1,499
1.10%, due 09/10/2004		600	599
1.45%, due 10/07/2004		5,150	5,136
1.55%, due 10/18/2004		1,000	997
1.52%, due 11/05/2004		1,800	1,793
Insurance Agents, Brokers & Service	(1.6%)
MetLife Funding, Inc.
1.32%, due 09/08/2004		3,500	3,495
Life Insurance	(4.7%)
AIG Funding, Inc.
1.48%, due 10/08/2004		5,700	5,684
1.53%, due 11/04/2004		4,770	4,751
Personal Credit Institutions	(13.8%)
American Honda Finance Corporation
1.43%, due 09/17/2004		985	983
1.41%, due 09/20/2004		8,500	8,483
General Electric Capital Corporation
1.16%, due 08/03/2004		700	700
1.20%, due 08/17/2004		1,200	1,199
1.21%, due 10/04/2004		4,300	4,291
1.58%, due 10/19/2004		1,200	1,196
1.58%, due 11/03/2004		1,000	996
1.60%, due 11/19/2004		900	896
1.75%, due 01/05/2005		1,200	1,191
Toyota Motor Credit Corporation
1.13%, due 08/02/2004		2,700	2,699
1.18%, due 08/16/2004		1,300	1,299
1.22%, due 08/18/2004		1,500	1,499
1.26%, due 09/02/2004		1,900	1,898
1.43%, due 09/24/2004		900	898
1.48%, due 10/08/2004		1,700	1,695
1.56%, due 10/21/2004		500	498
Pharmaceuticals	(8.2%)
Eli Lilly and Company - 144A
1.40%, due 10/04/2004		2,250	2,244
1.40%, due 10/04/2004		1,300	1,297
1.40%, due 10/05/2004		3,000	2,992
1.51%, due 10/06/2004		2,000	1,994
Pfizer Inc.
1.20%, due 10/13/2004		1,800	1,796
1.13%, due 08/05/2004		2,700	2,699
1.20%, due 08/12/2004		2,200	2,199
1.30%, due 08/20/2004		2,400	2,398
1.46%, due 09/21/2004		500	499
Public Administration	(7.6%)
Province of Ontario
1.28%, due 09/10/2004		7,500	7,489
Province of Quebec - 144A
1.07%, due 08/26/2004		5,200	5,196
1.15%, due 10/15/2004		2,750	2,742
1.15%, due 10/15/2004		1,000	998
1.90%, due 01/11/2005		450	446
Security & Commodity Brokers	(5.2%)
Goldman Sachs Group, Inc. (The)
1.62%, due 11/15/2004		1,500	1,493
1.35%, due 08/23/2004		1,000	999
1.35%, due 08/25/2004		2,200	2,198
1.37%, due 08/27/2004		2,330	2,328
1.92%, due 01/10/2005		1,250	1,239
1.92%, due 01/11/2005		2,230	2,210
Merrill Lynch & Co., Inc.
6.55%, due 08/01/2004		1,000	1,000
Variety Stores	(4.7%)
Wal-Mart Stores, Inc.
1.39%, due 09/14/2004		2,150	2,146
1.57%, due 10/26/2004		1,400	1,395
Wal-Mart Stores, Inc. - 144A
1.12%, due 08/03/2004		1,900	1,900
1.10%, due 08/17/2004		800	800
1.10%, due 08/24/2004		4,050	4,047

Total Commercial Paper (cost: $202,586)			202,586

SHORT-TERM OBLIGATIONS	(4.9%)
Business Credit Institutions	(1.9%)
Caterpillar Financial Services Corporation (a)
1.48%, due 08/26/2004		4,250	4,251
Commercial Banks	(1.3%)
Bank of America Corporation (a)
1.43%, due 10/22/2004		2,800	2,802
Security & Commodity Brokers	(1.4%)
Merrill Lynch & Co., Inc. (a)
1.93%, due 01/21/2005		3,030	3,035
Variety Stores	(0.3%)
Wal-Mart Stores, Inc.
6.55%, due 08/10/2004		650	651

Total Short Term Obligations (cost: $10,739)			10,739

		Principal	Value
CERTIFICATES OF DEPOSITS	(3.5%)
Canadian Imperial Bank of Commerce
1.20%, due 08/25/2004		1,750	1,750
1.40%, due 09/09/2004		1,200	1,200
1.51%, due 10/14/2004		1,700	1,700
Wells Fargo & Company
1.30%, due 08/11/2004		2,100	2,100
1.34%, due 08/18/2004		1,000	1,000

Total Certificates of Deposits (cost: $7,750)			7,750

Total Investment Securities (cost: $221,075)			$221,075

SUMMARY:
Investments, at value		100.2%	$221,075
Liabilities in excess of other assets		(0.2%)	(392)

Net assets		100.0%	$220,683

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or variable rate note. Rate is listed as of July 31, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $66,589 or 30.17% of the net assets of the Fund.

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(92.6%)
Aerospace	(0.5%)
EnPro Industries, Inc. (a)		75,400	$1,867
Agriculture	(0.4%)
Chiquita Brands International, Inc. (a)		77,500	1,514
Apparel Products	(1.7%)
Gymboree Corporation (The) (a)		400,000	6,332
Automotive	(2.4%)
GenCorp Inc. (b)		355,900	4,203
National R.V. Holdings, Inc. (a)		302,500	4,916
Business Services	(2.8%)
Equifax Inc.		180,000	4,342
Fair Issac Corporation (b)		215,000	6,145
Chemicals & Allied Products	(10.0%)
Acuity Brands, Inc.		250,000	5,963
Chemed Corporation		120,000	5,616
Crompton Corporation		918,300	5,482
Olin Corporation		229,900	3,973
PolyOne Corporation (a)		1,265,500	9,150
SurModics, Inc. (a) (b)		150,000	3,588
Terra Nitrogen Company, L.P. (b)		280,900	3,980
Commercial Banks	(5.9%)
Chittenden Corporation		86,200	2,928
Corus Bankshares, Inc.		120,000	4,818
Gold Banc Corporation, Inc.		57,800	899
Hibernia Corporation - Class A		270,000	6,831
North Fork Bancorporation, Inc.		100,000	3,905
Provident Bankshares Corporation		95,500	2,854
Computer & Data Processing Services	(4.0%)
ActivCard Corp. (a)		290,100	1,923
InterCept, Inc. (a)		273,700	4,480
Sabre Holdings Corporation		150,000	3,830
SoftBrands, Inc. (a)		2,576	3
Verint Systems Inc.		150,000	4,757
Computer & Office Equipment	(1.9%)
Drexler Technology Corporation (a) (b)		200,000	2,000
Hypercom Corporation (a)		729,700	4,962
Construction	(0.7%)
Quanta Services, Inc. (a) (b)		437,100	2,745
Drug Stores & Proprietary Stores	(0.7%)
Omnicare, Inc.		90,500	2,558
Electric Services	(0.7%)
Duquesne Light Holdings, Inc.		129,500	2,457
Electric, Gas & Sanitary Services	(1.5%)
ALLETE		200,000	5,544
Electronic & Other Electric Equipment	(2.2%)
Genlyte Group Incorporated (The) (a)		135,000	8,411
Electronic Components & Accessories	(1.0%)
QLogic Corporation (a)		150,000	3,668
Food & Kindred Products	(1.4%)
Dean Foods Company (a)		145,000	5,362
Gas Production & Distribution	(1.0%)
KeySpan Corporation		100,000	3,599
Health Services	(0.4%)
Beverly Enterprises, Inc. (a) (b)		200,000	1,576
Holding & Other Investment Offices	(6.0%)
Annaly Mortgage Management, Inc. (b)		350,000	5,775
Host Marriott Corporation (a)		660,000	8,547
Omega Healthcare Investors, Inc.		825,000	8,044
Industrial Machinery & Equipment	(1.8%)
NACCO Industries, Inc. - Class A		47,800	4,368
Newpark Resources, Inc. (a) (b)		404,300	2,466
Instruments & Related Products	(2.1%)
Analogic Corporation		83,900	3,485
Input/Output, Inc. (a)		450,000	4,334
Insurance	(4.1%)
Ambac Financial Group, Inc.		120,000	8,533
American Medical Security Group, Inc (a)		180,000	4,574
Triad Guaranty Inc. (a)		40,000	2,176
Leather & Leather Products	(0.4%)
Steven Madden, Ltd. (a)		76,800	1,443
Management Services	(1.7%)
First Consulting Group, Inc. (a)		253,600	1,371
FTI Consulting, Inc. (a) (b)		300,000	5,178
Medical Instruments & Supplies	(1.7%)
Celsion Corporation (a)		615,600	394
Orthofix International NV (a)		200,000	6,078
Metal Mining	(0.4%)
Western Silver Corporation (a)(b)		238,100	1,500
Mortgage Bankers & Brokers	(1.1%)
GreenPoint Financial Corp.		100,000	4,063
Oil & Gas Extraction	(16.8%)
Chesapeake Energy Corporation (b)		600,000	9,210
Denbury Resources Inc.(a)		386,600	8,447
Energy Partners, Ltd. (a) (b)		660,500	10,330
EOG Resources, Inc.		140,000	8,897
Harvest Natural Resources, Inc. (a) (b)		241,200	3,324
Magnum Hunter Resources, Inc. (a) (b)		503,100	5,393
Parker Drilling Company (a)		571,900	2,208
Pioneer Natural Resources Company (b)		225,000	8,111
Superior Energy Services, Inc. (a)		650,000	7,267
Paper & Allied Products	(2.2%)
Graphic Packaging Corporation (a)		581,700	4,008
Wausau-Mosinee Paper Corporation		267,700	4,160
Pharmaceuticals	(4.3%)
ARIAD Pharmaceuticals, Inc.		975,500	5,385
Bradley Pharmaceuticals, Inc. (a) (b)		225,000	5,297
Chattem, Inc. (a) (b)		123,000	3,544
NeoPharm, Inc. (a) (b)		134,300	846
Theragenics Corporation ® (a)		244,600	1,017
Primary Metal Industries	(1.4%)
Commonwealth Industries, Inc. (a)		545,800	5,393
Printing & Publishing	(1.1%)
Paxar Corporation (a)		218,900	4,220
Retail Trade	(1.2%)
Sports Authority, Inc. (The) (a)		180,000	4,590
Savings Institutions	(0.6%)
Brookline Bancorp, Inc.		160,000	2,277
Telecommunications	(3.0%)
Citizens Communications Company (b)		650,000	9,360
D&E Communications, Inc.		85,940	953
Lightbridge, Inc. (a)		241,300	1,037
Trucking & Warehousing	(1.7%)
Yellow Roadway Corporation (a)		150,000	6,527
Water Transportation	(1.0%)
Tidewater Inc. (a)		125,000	3,794
Wholesale Trade Durable Goods	(0.8%)
A.M. Castle & Co (a)		219,900	2,346
Danka Business Systems PLC - ADR (a) (b)		142,900	603

Total Common Stocks (cost: $329,829)			348,054

		Principal	Value
SECURITY LENDING COLLATERAL	(12.9%)
Debt	(11.3%)
Bank Notes	(1.3%)
Bank of America Corporation
1.31%, due 10/19/2004		$2,444	$2,444
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		2,444	2,444
Commercial Paper	(2.5%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		489	489
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		3,422	3,422
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		489	489
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		2,609	2,609
Sheffield Receivables - 144A
1.33%, due 08/16/2004		2,443	2,443
Euro Dollar Overnight	(0.3%)
Den Danske Bank
1.27%, due 08/06/2004		977	977
Euro Dollar Terms	(2.7%)
Bank of America Corporation
1.40%, due 09/01/2004		488	488
1.43%, due 09/17/2004		488	489
Bank of Montreal
1.37%, due 08/23/2004		1,914	1,914
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		880	880
BNP Paribas SA
1.41%, due 09/13/2004		1,955	1,955
Dexia Group
1.51%, due 10/01/2004		978	978
Royal Bank of Canada
1.27%, due 08/11/2004		2,444	2,444
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		978	978
Promissory Notes	(0.9%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		3,422	3,422
Repurchase Agreements (c)	(3.6%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $3,910 on 09/14/2004		3,910	3,910
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $9,776 on 08/02/2004		9,776	9,776

		Shares	Values
Investment Companies	(1.6%)
Money Market Funds	(1.6%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		3,565,797	$3,566
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		2,444,033	2,444

Total Security Lending Collateral (cost: $48,561)			48,561

Total Investment Securities (cost: $378,390)			$396,615

SUMMARY:
Investments, at value		105.5%	$396,615
Liabilities in excess of other assets		(5.5%)	(20,802)

Net assets		100.0%	$375,813

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $46,139.

(c)	Cash collateral for the Repurchase Agreements, valued at $13,960, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $6,843 or 1.82% of the net assets of the Fund.

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(4.2%)
U.S. Treasury Bond (d)
5.38%, due 02/15/2031 (b)		$2,845	$2,914
4.75%, due 05/15/2014		620	633

Total U.S. Government Obligations (cost: $3,452 )			3,547

U.S. GOVERNMENT AGENCY OBLIGATIONS	(11.5%)
Fannie Mae - Conventional Pool
5.00%, due 05/01/2018		183	185
5.00%, due 04/01/2019		196	197
5.50%, due 07/01/2019		900	926
6.00%, due 04/01/2033		494	507
6.00%, due 10/01/2033		297	304
6.00%, due 01/01/2034		606	622
6.00%, due 02/01/2034		1,331	1,366
6.00%, due 04/01/2034		427	438
6.00%, due 06/01/2034		497	510
Fannie Mae - Gold Pool
5.00%, due 04/01/2018		335	338
Freddie Mac - Gold Pool
5.50%, due 12/01/2018		844	868
7.00%, due 10/01/2028		149	158
6.50%, due 04/01/2029		149	157
6.00%, due 09/01/2033		186	191
6.00%, due 11/01/2033		901	925
6.00%, due 12/01/2033		862	885
6.00%, due 01/01/2034		478	490
Ginnie Mae - FHA/VA Pool
6.50%, due 10/15/2027		166	175
6.00%, due 06/15/2034		400	411

Total U.S. Government Agency Obligations (cost: $9,669)			9,653

CORPORATE DEBT SECURITIES	(21.3%)
Amusement & Recreation Services	(0.8%)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010		700	700
Beverages	(1.0%)
Bottling Group, LLC
2.45%, due 10/16/2006		600	592
Cia Brasileira de Bebidas - 144A
8.75%, due 09/15/2013		25	27
PepsiAmericas, Inc.
3.88%, due 09/12/2007		250	253
Business Credit Institutions	(0.7%)
Deere (John) Capital Corporation
3.90%, due 01/15/2008		250	251
eircom Funding
8.25%, due 08/15/2013		50	53
Textron Financial Corporation
2.69%, due 10/03/2006		250	247
Business Services	(1.5%)
First Data Corporation
4.70%, due 11/01/2006		500	516
International Lease Finance Corporation
5.63%, due 06/01/2007		700	736
Chemicals & Allied Products	(0.1%)
Nalco Company - 144A
7.75%, due 11/15/2011		50	52
Commercial Banks	(0.5%)
Abbey National PLC (i)
7.35%, due 10/29/2049		250	269
CS First Boston - 144A (h)
7.90%, due 05/01/2007		125	138
Communication	(1.0%)
Echostar DBS Corporation
5.75%, due 10/01/2008		75	74
Liberty Media Corporation
5.70%, due 05/15/2013		200	197
Viacom Inc.
7.75%, due 06/01/2005		560	585
Computer & Office Equipment	(0.3%)
Hewlett-Packard Company
5.50%, due 07/01/2007		250	264
Electric, Gas & Sanitary Services	(0.1%)
PG&E Corporation - 144A
6.88%, due 07/15/2008		50	53
Food & Kindred Products	(0.2%)
Smithfield Foods Inc.
7.00%, due 08/01/2011		200	203
Food Stores	(0.5%)
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		375	383
Health Services	(0.1%)
HCA Inc.
7.13%, due 06/01/2006		100	106
Holding & Other Investment Offices	(0.6%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006		250	270
Hutchison Whampoa Limited - 144A
6.25%, due 01/24/2014		275	271
Hotels & Other Lodging Places	(0.1%)
Park Place Entertainment Corporation
7.00%, due 04/15/2013		75	78
Insurance	(0.7%)
Allstate Corporation (The)
7.88%, due 05/01/2005		600	624
Insurance Agents, Brokers & Service	(0.9%)
Hartford Financial Services Group, Inc. (The) - 144A
4.63%, due 07/15/2013		125	119
MetLife, Inc.
3.91%, due 05/15/2005		600	608
Metal Mining	(0.3%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007		212	233
Mortgage-Backed	(0.9%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006		700	730
Motion Pictures	(0.2%)
Time Warner Inc.
9.13%, due 01/15/2013		125	154
Oil & Gas Extraction	(1.1%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		200	202
Kerr-McGee Corporation
6.95%, due 07/01/2024		700	711
Personal Credit Institutions	(1.6%)
Capital One Bank
5.00%, due 06/15/2009		750	760
General Electric Capital Corporation
8.85%, due 04/01/2005		500	521
General Motors Acceptance Corporation
6.75%, due 01/15/2006		125	131
Petroleum Refining	(0.7%)
Amerada Hess Corporation
7.13%, due 03/15/2033		550	560
Pharmaceuticals	(0.7%)
Bristol-Myers Squibb Co.
4.75%, due 10/01/2006		600	620
Primary Metal Industries	(1.1%)
Alcoa Inc.
4.25%, due 08/15/2007		675	688
Phelps Dodge Corporation
8.75%, due 06/01/2011		225	269
Printing & Publishing	(1.1%)
Gannett Co., Inc.
5.50%, due 04/01/2007		500	527
News America Holdings Incorporated
7.75%, due 12/01/2045		315	365
Radio & Television Broadcasting	(0.1%)
USA Interactive
7.00%, due 01/15/2013		50	54
Security & Commodity Brokers	(1.4%)
BNP U.S. Funding L.L.C. - 144A (g)
7.74%, due 12/31/2049		250	278
E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011		150	151
Goldman Sachs Group, Inc. (The)
5.25%, due 10/15/2013		125	123
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006		600	634
Telecommunications	(2.0%)
Cincinnati Bell Inc. (b)
8.38%, due 01/15/2014		50	44
Millicom International Cellular - 144A
10.00%, due 12/01/2013		25	25
SBC Communications Inc.
5.75%, due 05/02/2006		700	732
Sprint Capital Corporation
4.78%, due 08/17/2006		250	256
Telefonica SA
7.35%, due 09/15/2005		700	736
Transportation & Public Utilities	(0.2%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014		135	137
Transportation Equipment	(0.1%)
Bombardier Recreational Products - 144A (b)
8.38%, due 12/15/2013		50	51
Variety Stores	(0.7%)
Wal-Mart Stores, Inc.
6.55%, due 08/10/2004		600	601

Total Corporate Debt Securities (cost: $17,816)			17,962

		Shares	Value
COMMON STOCKS	(60.8%)
Amusement & Recreation Services	(1.4%)
Disney (Walt) Company (The) (b)		52,200	$1,205
Beverages	(0.8%)
Coca-Cola Company (The)		16,000	702
Chemicals & Allied Products	(3.0%)
Colgate-Palmolive Company		9,000	479
du Pont (E.I.) de Nemours and Company		24,000	1,029
Praxair, Inc.		25,000	986
Commercial Banks	(9.9%)
Bank of America Corporation (d)		49,178	4,181
Citigroup Inc.		18,800	829
Cullen/Frost Bankers, Inc.		19,000	817
Mellon Financial Corporation (d)		7,000	192
SouthTrust Corporation		26,000	1,009
Wachovia Corporation		8,000	354
Wells Fargo & Company (d)		15,600	896
Communication	(0.7%)
Cox Communications, Inc. - Class A(a) (b)		22,300	615
Computer & Data Processing Services	(3.5%)
Microsoft Corporation		105,100	2,991
Computer & Office Equipment	(0.3%)
Sun Microsystems, Inc. (a)		60,000	237
Electronic & Other Electric Equipment	(1.8%)
Cooper Industries, Inc. - Class A		14,000	796
General Electric Company		8,000	266
Hubbell Incorporated - Class B		10,700	484
Electronic Components & Accessories	(2.1%)
Intel Corporation		51,300	1,251
Texas Instruments Incorporated		26,000	555
Food & Kindred Products	(4.5%)
Altria Group, Inc. (d)		40,000	1,904
Heinz (H.J.) Company		29,000	1,070
Kraft Foods, Inc. - Class A (b)		21,400	654
Sara Lee Corporation		8,300	182
Holding & Other Investment Offices	(0.5%)
Plum Creek Timber Company, Inc.		13,000	407
Instruments & Related Products	(0.1%)
Raytheon Company		3,000	101
Insurance	(1.4%)
American International Group, Inc.		13,275	938
St. Paul Companies, Inc. (The) (b)		6,000	222
Life Insurance	(0.2%)
Manulife Financial Corporation (b)		3,571	143
Lumber & Wood Products	(0.5%)
Louisiana-Pacific Corporation (b) (d)		17,000	402
Motion Pictures	(3.6%)
Time Warner Inc. (a) (b)		183,000	3,047
Oil & Gas Extraction	(3.6%)
Anadarko Petroleum Corporation (b) (d)		13,000	777
EOG Resources, Inc.		10,000	636
Schlumberger Limited		19,300	1,241
Unocal Corporation		10,000	387
Paper & Allied Products	(1.1%)
Kimberly-Clark Corporation		15,000	961
Petroleum Refining	(2.4%)
BP PLC - ADR		9,050	510
ChevronTexaco Corporation		2,000	191
Exxon Mobil Corporation		28,600	1,324
Pharmaceuticals	(6.3%)
Bristol-Myers Squibb Co.		80,000	1,832
Merck & Co., Inc.		27,500	1,247
Pfizer Inc.		25,000	799
Schering-Plough Corporation		72,580	1,412
Railroads	(0.6%)
Union Pacific Corporation		8,500	479
Savings Institutions	(1.1%)
Washington Mutual, Inc.		22,900	889
Security & Commodity Brokers	(2.4%)
Jefferies Group, Inc. (b)		27,500	862
Raymond James Financial, Inc.		34,000	795
T. Rowe Price Group, Inc.		8,000	370
Telecommunications	(5.1%)
ALLTEL Corporation		25,400	1,321
Sprint Corporation (FON Group)		110,000	2,055
Verizon Communications, Inc.		24,000	925
U.S. Government Agencies	(3.9%)
Fannie Mae		46,500	3,300

Total Common Stocks (cost: $48,931)			51,257

		Principal	Value
SECURITY LENDING COLLATERAL	(7.3%)
Debt	(6.4%)
Bank Notes	(0.7%)
Bank of America Corporation
1.31%, due 10/19/2004		$309	$309
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		309	309
Commercial Paper	(1.4%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		63	63
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		433	433
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		62	62
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		330	330
Sheffield Receivables - 144A
1.33%, due 08/16/2004		309	309
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		124	124
Euro Dollar Terms	(1.5%)
Bank of America Corporation
1.40%, due 09/01/2004		63	63
1.43%, due 09/17/2004		63	63
Bank of Montreal
1.37%, due 08/23/2004		242	242
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		111	111
BNP Paribas SA
1.41%, due 09/13/2004		248	248
Dexia Group
1.51%, due 10/01/2004		124	124
Royal Bank of Canada
1.27%, due 08/11/2004		309	309
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		124	124
Promissory Notes	(0.5%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		433	433
Repurchase Agreements (c)	(2.2%)
Goldman Sachs Group, Inc. (The)
1.38%, Repurchase Agreement dated 07/30/2004 to be repurchased at $495 on 09/14/2004		495	495
Merrill Lynch & Co., Inc.
1.35%, Repurchase Agreement dated 07/30/2004 to be repurchased at $1,238 on 08/02/2004		1,238	1,238

		Shares	Values
Investment Companies	(0.9%)
Money Market Funds	(0.9%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		451,551	$452
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		309,498	309

Total Security Lending Collateral (cost: $6,150)			6,150

Total Investment Securities (cost: $86,018)			$88,569

		Contracts (f)	Value
WRITTEN OPTIONS (-0.8%)
Covered Call Options (0.0%)
Altria Group, Inc.
Call Strike $65.00		20	$ (e)
Expires 01/22/2005
Anadarko Petroleum Corporation
Call Strike $65.00		30	(4)
Expires 11/20/2004
Bank of America Corporation
Call Strike $45.00		610	(206)
Expires 01/22/2005
Louisiana Pacific Corporation
Call Strike $25.00		25	(1)
Expires 08/21/2004
Louisiana Pacific Corporation
Call Strike $30.00		25	(1)
Expires 08/21/2004
Mellon Financial Corporation
Call Strike $30.00		70	(9)
Expires 03/19/2005
Wells Fargo & Company
Call Strike $60.00		75	(10)
Expires 01/22/2005
Put Options (- 0.8%)
Altria Group, Inc.
Put Strike $30.00		100	(4)
Expires 01/22/2005
Altria Group, Inc.
Put Strike $35.00		85	(11)
Expires 03/19/2005
Altria Group, Inc.
Put Strike $40.00		100	(44)
Expires 01/21/2006
American International Group, Inc.
Put Strike $60.00		25	(4)
Expires 02/19/2005
Bank of America Corporation
Put Strike $65.00		20	(1)
Expires 01/22/2005
Bristol-Myers Squibb Company
Put Strike $20.00
Expires 01/21/2006		150	(25)
Bristol-Myers Squibb Company
Put Strike $20.00
Expires 03/19/2005		80	(6)
Bristol-Myers Squibb Company
Put Strike $22.50		60	(6)
Expires 01/22/2005
Bristol-Myers Squibb Company
Put Strike $25.00		50	(11)
Expires 01/22/2005
ChevronTexaco Corporation
Put Strike $60.00		20	(e)
Expires 01/22/2005
Dominion Resources, Inc.
Put Strike $50.00		135	(3)
Expires 01/22/2005
Dominion Resources, Inc.
Put Strike $60.00		85	(13)
Expires 01/22/2005
du Pont (E.I.) de Nemours and Company
Put Strike $35.00		20	(1)
Expires 01/22/2005
Duke Energy Corporation
Put Strike $15.00		20	(1)
Expires 01/21/2006
Duke Energy Corporation
Put Strike $20.00		300	(22)
Expires 01/22/2005
Exxon Mobil Corporation
Put Strike $40.00		45	(1)
Expires 10/16/2004
Exxon Mobile Corporation
Put Strike $35.00		40	(1)
Expires 01/22/2005
Fannie Mae
Put Strike $60.00		35	(7)
Expires 01/22/2005
Fannie Mae
Put Strike $60.00		45	(10)
Expires 03/19/2005
Fannie Mae
Put Strike $60.00		55	(7)
Expires 12/18/2004
Heinz (H.J.) Company
Put Strike $35.00		30	(1)
Expires 01/22/2005
Heinz (H.J.) Company
Put Strike $35.00		70	(2)
Expires 09/18/2004
Jeffries Group, Inc.
Put Strike $30.00		100	(10)
Expires 10/16/2004
Kimberly-Clark Corporation
Put Strike $45.00		90	(1)
Expires 01/22/2005
Merck & Co, Inc.
Put Strike $40.00		100	(26)
Expires 01/21/2006
Merck & Co, Inc.
Put Strike $40.00		45	(5)
Expires 01/21/2005
Merck & Co, Inc.
Put Strike $40.00		50	(2)
Expires 10/16/2004
Microsoft Corporation
Put Strike $15.00		100	(1)
Expires 01/22/2005
Microsoft Corporation
Put Strike $20.00		40	(e)
Expires 01/22/2005
Microsoft Corporation
Put Strike $25.00		120	(2)
Expires 10/16/2004
Praxair, Inc.
Put Strike $35.00		100	(9)
Expires 01/22/2005
Rayonier, Inc.
Put Strike $40.00		127	(1)
Expires 08/21/2004
Sara Lee Corporation
Put Strike $15.00		140	(1)
Expires 01/22/2005
Sara Lee Corporation
Put Strike $20.00		80	(11)
Expires 01/21/2006
Sara Lee Corporation
Put Strike $20.00		30	(2)
Expires 01/22/2005
Schering-Plough Corporation
Put Strike $15.00		100	(10)
Expires 01/21/2006
Schlumberger Limited
Put Strike $50.00		100	(1)
Expires 08/21/2004
Southtrust Corporation
Put Strike $32.50		170	(1)
Expires 09/18/2004
Sprint Corporation (FON Group)
Put Strike $15.00		100	(2)
Expires 11/20/2004
Sun Microsystems, Inc.
Put Strike $5.00		500	(60)
Expires 01/22/2005
Time Warner, Inc.
Put Strike $12.50		100	(2)
Expires 01/22/2005
Time Warner, Inc.
Put Strike $15.00		270	(13)
Expires 01/22/2005
Union Pacific Corporation
Put Strike $60.00		85	(31)
Expires 08/21/2004
Walt Disney Company (The)
Put Strike $22.50		200	(28)
Expires 01/22/2005
Washington Mutual, Inc.
Put Strike $30.00		220	(37)
Expires 01/21/2006

Total Written Options (premium: $812)			(668)

SUMMARY:
Investments, at value		105.1%	$88,569
Written options		(0.8%)	(668)
Liabilities in excess of other assets		(4.3%)	(3,627)

Net assets		100.0%	$84,274

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31,2004, of all securities on loan is $5,938.

(c)	Cash collateral for the Repurchase Agreements, valued at $1,768, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(d)	At July 31, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2004, is $7,411.

(e)	Value is less than $1.

(f)	Contract amounts are not in thousands.

(g)	Floating or variable rate note. Rate is listed as of July 31, 2004.

(h)	Securities are step bonds. CS First Boston - 144A has a coupon rate of 7.90% until 05/01/2007, thereafter the coupon rate will meet every five years at the 5 year current month Treasury rate +200bp if not called.

(i)	Securities are step bonds. Abbey National PLC has a coupon rate of 7.35% until 10/25/2006, thereafter, the coupon rate will reset every five years at the five year current month Treasury rate +178bp, if not called.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $3,115 or 3.70% of the net assets of the Fund.

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
CONVERTIBLE PREFERRED STOCKS	(0.7%)
Pharmaceuticals	(0.0%)
NeoRx Corporation			3	$12
Security & Commodity Brokers	(0.7%)
Morgan Stanley			26,000	1,024

Total Convertible Preferred Stocks (cost: $1,146)				1,036

COMMON STOCKS	(92.8%)
Computer & Data Processing Services	(0.1%)
WebMD Corporation (a)			20,100	164
Drug Stores & Proprietary Stores	(1.1%)
Omnicare, Inc.			56,040	1,584
Electronic & Other Electric Equipment	(0.4%)
Wilson Greatbatch Technologies, Inc. (a)			24,900	545
Furniture & Fixtures	(1.1%)
Kinetic Concepts, Inc. (a)			34,200	1,536
Health Services	(5.3%)
Caremark Rx, Inc. (a)			63,789	1,945
Community Health Systems, Inc. (a) (b)			25,400	625
CryoLife, Inc (a)			46,900	225
HCA Inc.			29,900	1,156
LabOne, Inc. (a)			15,900	469
Mariner Health Care, Inc. (a)			46,800	1,287
NeighborCare, Inc. (a)			23,900	613
Sunrise Assisted Living, Inc. (a)			21,700	766
Triad Hospitals, Inc. (a)			6,600	225
Universal Health Services, Inc. - Class B			2,500	114
Holding & Other Investment Offices	(0.6%)
Ventas, Inc.			30,500	778
Instruments & Related Products	(1.0%)
Alcon, Inc.			6,800	521
Molecular Devices Corporation (a)			11,200	229
STAAR Surgical Company (a)			38,900	206
Waters Corporation (a)			11,200	491
Insurance	(9.9%)
Anthem, Inc. (a)			81,300	6,706
UnitedHealth Group Incorporated			112,100	7,052
Medical Instruments & Supplies	(8.5%)
Aspect Medical Sytems, Inc. (a)			11,100	178
Bard, (C.R.) Inc.			19,600	1,082
Biomet, Incorporated			17,800	783
Boston Scientific Corporation (a) (b)			45,600	1,744
dj Orthopedics, Inc. (a)			5,900	105
Endologix, Inc. (a)			36,800	196
Fischer Imaging Corporation (a)			37,380	86
Guidant Corporation			24,800	1,372
Haemonetics Corporation (a)			12,900	387
Medtronic, Inc. (b)			19,000	944
OraSure Technologies, Inc. (a)			10,900	84
Regeneration Technologies, Inc. (a)			29,900	291
Smith & Nephew PLC			113,000	1,141
St. Jude Medical, Inc. (a)			20,100	1,369
Stryker Corporation			23,200	1,106
Synthes, Inc.			3,000	296
Ventana Medical Systems, Inc. (a)			5,000	250
Zimmer Holdings, Inc.			6,900	527
Pharmaceuticals	(60.3%)
Abgenix, Inc. (a)			72,500	709
Able Laboratories, Inc. (a)			48,200	993
Alexion Pharmaceuticals, Inc. (a) (b)			39,280	625
Alkermes, Inc. (a)			132,560	1,430
Allergan, Inc.			7,900	598
AmerisourceBergen Corporation			18,400	995
Amgen Inc. (a) (b)			85,220	4,848
Amylin Pharmaceuticals, Inc. (a)			26,280	541
Andrx Corporation - Andrx Group (a)			7,500	195
Angiotech Pharmaceuticals, Inc. (a)			40,500	714
AstraZeneca PLC - ADR			2,700	121
AtheroGenics, Inc. (a) (b)			9,000	129
Barr Laboratories, Inc. (a)			2,750	94
BioCryst Pharmaceuticals, Inc. (a)			58,900	340
Biogen, Inc. (a) (b)			54,800	3,288
BioSphere Medical, Inc. (a)			77,900	192
Cardinal Health, Inc. (b)			16,700	743
Celgene Corporation (a)			25,500	1,360
Cephalon, Inc. (a)			86,940	4,393
Chiron Corporation (a)			2,900	133
Cubist Pharmaceuticals, Inc. (a)			112,200	1,165
CV Therapeutics, Inc. (a)			20,900	280
Cytogen Corporation (a)			29,000	352
Dade Behring Holdings, Inc. (a) (b)			19,700	979
Discovery Laboratories, Inc. (a)			6,700	52
Elan Corporation PLC - ADR (a) (b)			60,100	1,235
Encysive Pharmaceuticals Inc. (a)			35,400	218
EPIX Medical, Inc. (a)			15,300	276
Eyetech Pharmaceuticals, Inc. (a)			11,300	419
Forest Laboratories, Inc. (a) (b)			34,500	1,734
Genentech, Inc. (a) (b)			48,740	2,373
Gilead Sciences, Inc. (a) (b)			102,170	6,605
Human Genome Sciences, Inc. (a)			45,300	454
ICOS Corporation (a)			10,100	243
Idenix Pharmaceuticals Inc. (a)			25,000	298
ImClone Systems Incorporated (a) (b)			101,790	5,998
Indevus Pharmaceuticals, Inc. (a)			25,000	159
Inspire Pharmaceuticals, Inc. (a)			27,500	360
Integra LifeSciences Holdings Corporation (a)			9,800	310
Invitrogen Corporation (a) (b)			21,700	1,139
IVAX Corporation (a)			49,700	1,185
Johnson & Johnson			24,900	1,376
Keryx Biopharmaceuticals, Inc. (a)			31,700	336
King Pharmaceuticals, Inc. (a)			3,100	35
Ligand Pharmaceuticals Incorporated (a)			6,200	86
Lilly (Eli) and Company			27,000	1,719
Martek Biosciences Corp. (a)			7,800	369
Medicines Company (The) (a)			76,650	2,027
Medicis Pharmaceutical Corporation - Class A			4,100	147
Medimmune, Inc. (a)			49,820	1,148
Merck & Co., Inc.			5,800	263
MGI PHARMA, INC. (a) (b)			84,400	2,363
Millennium Pharmaceuticals, Inc. (a)			21,600	240
Myogen, Inc. (a)			9,700	72
Myriad Genetics, Inc. (a)			42,200	578
Nabi Biopharmaceuticals (a)			22,600	261
Nektar Therapeutics (a)			22,400	393
NeoRx Corporation (a)			4,600	10
NeoRx Corporation - warrants, Expires 12/08/2008			1,200	(c )
Neurocrine Biosciences, Inc. (a) (b)			47,760	2,223
Novartis AG - ADR			4,000	179
Noven Pharmaceuticals, Inc. (a)			8,750	177
Novo Nordisk A/S - Class B			2,600	132
NPS Pharmaceuticals, Inc. (a)			51,000	951
Onyx Pharmaceuticals, Inc. (a) (b)			49,500	1,689
OSI Pharmaceuticals, Inc. (a) (b)			20,930	1,258
Penwest Pharmaceuticals Co. (a)			11,000	111
Pfizer Inc. (b)			135,780	4,340
Pharmion Corporation			2,500	112
Protein Design Labs, Inc. (b)			57,900	938
Rigel Pharmaceuticals, Inc (a)			14,700	201
Roche Holding AG - Genusschein			1,520	150
Salix Pharmaceuticals, Ltd. (a)			16,950	361
Sanofi-Synthelabo			11,000	730
Schering-Plough Corporation			35,780	696
Sepracor Inc. (a)(b)			29,900	1,375
Serologicals Corporation (a)			6,100	120
Shire Pharmaceuticals Group PLC - ADR (a)			12,300	327
Taro Pharmaceutical Industries Ltd. (a) (b)			10,700	239
Teva Pharmaceutical Industries Ltd. - ADR			53,380	1,580
Transkaryotic Therapies, Inc. (a)			15,400	230
Trimeris, Inc. (a)			63,420	727
United Therapeutics Corporation (a)			9,700	240
Valeant Pharmaceuticals International			45,100	790
Vertex Pharmaceuticals Incorporated (a)			59,800	552
Vion Pharmaceuticals, Inc. (a)			110,500	401
ViroLogic, Inc. (a)			7,300	13
ViroPharma Incorporated (a)			8,133	12
Watson Pharmaceuticals, Inc. (a)			24,800	625
Wyeth (b)			78,900	2,793
XOMA Ltd. (a)			57,300	209
Yamanouchi Pharmaceutical Co., Ltd.			24,500	840
Research & Testing Services	(2.6%)
deCODE genetics, Inc. (a)			51,800	355
Diversa Corporation (a)			29,400	264
Dyax Corp. (a)			4,800	37
Edwards Lifesciences Corporation (a)			16,900	594
Exelixis, Inc. (a)			82,580	654
Gen-Probe Incorporated (a)			21,300	797
Kosan Biosciences Incorporated (a)			2,900	18
Symyx Technologies, Inc. (a)			49,200	949
Retail Trade	(0.1%)
Schein (Henry), Inc. (a)			2,700	181
Wholesale Trade Durable Goods	(1.8%)
Fisher Scientific International Inc. (a)			36,700	2,135
Patterson Companies, Inc. (a)			5,700	418

Total Common Stocks (cost: $130,676)				130,599

			Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS	(8.0%)
U. S. Treasury Bill
0.96%, due 08/26/2004			$200	$200
1.00%, due 08/26/2004			2,750	2,748
1.02%, due 08/26/2004			200	200
1.10%, due 08/26/2004			600	600
1.13%, due 08/26/2004			7,000	6,994
1.15%, due 08/26/2004			300	300
1.18%, due 08/26/2004 (b)			300	300

Total Short-Term U.S. Government Obligations (cost: $11,342)				11,342

			Contracts(d)	Value
PURCHASED OPTIONS	—	% (e)
Covered Call Options	—	% (e)
AtheroGenics. Inc
Call Strike $22.50
Expires 10/16/2004			12	$3
Put Options	—	% (e)
AtheroGenics. Inc
Put Strike $10.00
Expires 10/16/2004			12	2
Eli Lily and Company
Put Strike $60.00
Expires 08/21/2004			109	12
Taro Pharmaceutical Industries Ltd.
Put Strike $40.00
Expires 08/21/2004			28	49

Total Purchased Options (cost: $32)				66

Total Investment Securities (cost: $143,196)				$143,043

			Contracts(d)	Value
WRITTEN OPTIONS	(-1.5%)
Covered Call Options	(-0.3%)
Alexion Pharmaceuticals, Inc.
Call Strike $25.00
Expires 11/20/2004			77	$(3)
Amgen Inc.
Call Strike $60.00
Expires 01/22/2005			84	(21)
Biogen Idec, Inc.
Call Strike $70.00
Expires 10/16/2004			43	(4)
Boston Scientific Corporation
Call Strike $45.00
Expires 11/20/2004			57	(5)
Boston Scientific Corporation
Call Strike $40.00
Expires 01/22/2005			114	(35)
Cardinal Health, Inc.
Call Strike $50.00
Expires 03/19/2005			84	(20)
Community Health Systems Inc.
Call Strike $30.00
Expires 12/18/2004			85	(2)
Dade Behring Holdings, Inc
Call Strike $50.00
Expires 09/18/2004			16	(3)
Elan Corporation PLC ADR
Call Strike $30.00
Expires 10/16/2004			106	(6)
Forest Laboratories, Inc.
Call Strike $55.00
Expires 09/18/2004			110	(8)
Genentech, Inc.
Call Strike $60.00
Expires 01/22/2005			160	(19)
Gilead Sciences, Inc.
Call Strike $65.00
Expires 09/18/2004			168	(54)
Gilead Sciences, Inc.
Call Strike $70.00
Expires 11/20/2004			98	(27)
Gilead Sciences, Inc.
Call Strike $75.00
Expires 11/20/2004			82	(11)
Imclone Systems Incorporated
Call Strike $90.00
Expires 11/20/2004			99	(5)
Imclone Systems Incorporated
Call Strike $45.00
Expires 08/21/2004			40	(56)
Imclone Systems Incorporated
Call Strike $65.00
Expires 08/21/2004			113	(7)
Imclone Systems Incorporated
Call Strike $70.00
Expires 09/18/2004			333	(32)
Imclone Systems Incorporated
Call Strike $75.00
Expires 09/18/2004			42	(2)
Imclone Systems Incorporated
Call Strike $75.00
Expires 11/20/2004			109	(22)
Imclone Systems Incorporated
Call Strike $95.00
Expires 01/22/2005			26	(2)
Imclone Systems Incorporated
Call Strike $100.00
Expires 01/22/2005			110	(6)
Invitrogen Corporation
Call Strike $70.00
Expires 01/22/2005			117	(8)
Invitrogen Corporation
Call Strike $75.00
Expires 01/22/2005			31	(1)
Medtronic, Inc.
Call Strike $47.50
Expires 08/21/2004			92	(23)
MGI PHARMA, INC.
Call Strike $35.00
Expires 08/21/2004			52	(1)
MGI PHARMA, INC.
Call Strike $30.00
Expires 08/21/2004			36	(3)
MGI PHARMA, INC.
Call Strike $32.50
Expires 01/22/2005			175	(45)
Neurocrine Biosciences, Inc.
Call Strike $55.00
Expires 08/21/2004			45	(1)
Neurocrine Biosciences, Inc.
Call Strike $55.00
Expires 08/21/2004			81	(6)
Onyx Pharmaceuticals, Inc.
Call Strike $45.00
Expires 08/21/2004			104	(2)
Onyx Pharmaceuticals, Inc.
Call Strike $50.00
Expires 08/21/2004			17	(c )
Onyx Pharmaceuticals, Inc.
Call Strike $60.00
Expires 01/22/2005			52	(2)
OSI Pharmaceuticals, Inc.
Call Strike $65.00
Expires 08/21/2004			70	(7)
OSI Pharmaceuticals, Inc.
Call Strike $90.00
Expires 01/22/2005			60	(10)
Pfizer, Inc.
Call Strike $37.50
Expires 01/22/2005			131	(4)
Protein Design Labs, Inc.
Call Strike $22.50
Expires 08/21/2004			41	(c)
Sepracor Inc.
Call Strike $60.00
Expires 10/16/2004			110	(9)
Taro Pharmaceuticals Industries Ltd.
Call Strike $40.00
Expires 01/22/2005			55	(1)
Taro Pharmaceuticals Industries Ltd.
Call Strike $45.00
Expires 01/22/2005			52	(1)
Wyeth
Call Strike $40.00
Expires 10/16/2004			104	(3)
Wyeth
Call Strike $40.00
Expires 01/22/2005			208	(17)
Put Options	(-1.2%)
Alkermes, Inc.
Put Strike $15.00
Expires 02/19/2005			35	(17)
Allergan, Inc.
Put Strike $70.00
Expires 01/22/2005			40	(11)
Amgen, Inc.
Put Strike $60.00
Expires 01/22/2005			51	(25)
Amylin Pharmaceuticals, Inc.
Put Strike $22.50
Expires 01/22/2005			55	(22)
Andrx Corporation
Put Strike $30.00
Expires 01/22/2005			47	(21)
Anthem, Inc.
Put Strike $90.00
Expires 09/18/2004			63	(51)
Anthem, Inc.
Put Strike $90.00
Expires 01/22/2005			54	(55)
Baxter International, Inc.
Put Strike $35.00
Expires 01/21/2006			56	(37)
Biogen Idec, Inc
Put Strike $55.00
Expires 01/22/2005			11	(5)
Biomet
Put Strike $50.00
Expires 01/22/2005			23	(16)
Boston Scientific Corporation
Put Strike $45.00
Expires 01/22/2005			74	(58)
Cardinal Health, Inc.
Put Strike $50.00
Expires 01/22/2005			43	(19)
Caremark Rx, Inc.
Put Strike $40.00
Expires 01/22/2005			46	(48)
Celgene Corporation
Put Strike $45.00
Expires 01/22/2005			73	(29)
Celgene Corporation
Put Strike $50.00
Expires 01/22/2005			28	(17)
Cephalon, Inc.
Put Strike $50.00
Expires 11/20/2004			19	(6)
Cephalon, Inc.
Put Strike $50.00
Expires 01/22/2005			11	(4)
Elan Corporation, PLC ADR
Put Strike $25.00
Expires 01/22/2005			55	(38)
Elan Corporation, PLC ADR
Put Strike $25.00
Expires 01/21/2006			44	(36)
Forest Laboratories, Inc.
Put Strike $55.00
Expires 01/22/2005			39	(28)
Genentech, Inc
Put Strike $62.50
Expires 01/22/2005			75	(87)
Guidant Corporation
Put Strike $55.00
Expires 01/22/2005			56	(29)
Guidant Corporation
Put Strike $60.00
Expires 01/22/2005			61	(49)
Imclone Systems Incorporated
Put Strike $55.00
Expires 01/22/2005			33	(21)
Indevus Pharmaceuticals, Inc.
Put Strike $7.50
Expires 12/18/2004			44	(8)
Invitrogen Corporation
Put Strike $50.00
Expires 01/22/2005			39	(15)
Johnson & Johnson
Put Strike $60.00
Expires 01/22/2005			28	(16)
King Pharmaceuticals, Inc
Put Strike $25.00
Expires 01/22/2005			15	(21)
Medtronic, Inc.
Put Strike $50.00
Expires 01/22/2005			18	(5)
Merck & Co., Inc.
Put Strike $55.00
Expires 08/21/04			28	(29)
MGI PHARMA, INC.
Put Strike $32.50
Expires 01/22/2005			126	(83)
Nektar Therapeutics
Put Strike $25.00
Expires 08/21/2004			28	(21)
Nektar Therapeutics
Put Strike $25.00
Expires 11/20/2004			33	(27)
Neurocrine Biosciences, Inc.
Put Strike $60.00
Expires 11/20/2004			38	(53)
Neurocrine Biosciences, Inc.
Put Strike $60.00
Expires 02/19/2005			38	(55)
Omnicare, Inc.
Put Strike $30.00
Expires 03/19/2005			17	(6)
Onyx Pharmaceutical, Inc.
Put Strike $35.00
Expires 01/22/2005			40	(24)
OSI Pharmaceuticals, Inc.
Put Strike $80.00
Expires 01/22/2005			97	(220)
Pfizer Inc.
Put Strike $37.50
Expires 01/22/2005			72	(43)
Sepracor, Inc
Put Strike $50.00
Expires 01/22/2005			55	(49)
Sepracor, Inc.
Put Strike $55.00
Expires 01/22/2005			88	(108)
Sepracor, Inc.
Put Strike $55.00
Expires 01/21/2006			33	(47)
St. Jude Medical, Inc.
Put Strike $70.00
Expires 10/16/2004			24	(12)
St. Jude Medical, Inc.
Put Strike $75.00
Expires 01/22/2005			34	(32)
Stryker Corporation
Put Strike $50.00
Expires 01/22/2005			35	(17)
Teva Pharmaceutical Industries Ltd.
Put Strike $35.00
Expires 12/18/2004			32	(19)
Triad Hospital, Inc.
Put Strike $40.00
Expires 01/22/2005			33	(22)
UnitedHealth Group Incorporated
Put Strike $65.00
Expires 09/18/2004			39	(13)
Waters Corporation
Put Strike $40.00
Expires 11/20/2004			13	(2)
Zimmer Holdings, Inc.
Put Strike $75.00
Expires 03/19/2005			21	(12)

Total Written options (premium: $2,373)				(2,182)

SUMMARY:
Investments, at value			101.5%	$143,043
Written Options			(1.5%)	(2,182)
Assets in excess of other liabilities			—%	104

Net assets			100.0%	$140,965

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2004, is $28,692.

(c)	Value is less than $1.

(d)	Contract amounts are not in thousands.

(e)	Less than 0.0%.

DEFINITIONS:

ADR	American Depositary Receipt

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.5%)
Air Transportation	(1.4%)
AirTran Holdings, Inc. (a)		19,100	$213
ExpressJet Holdings, Inc. (a)		16,100	175
Frontier Airlines, Inc. (a)		66,600	524
JetBlue Airways Corporation (a) (b)		5,200	124
SkyWest, Inc.		69,000	975
Amusement & Recreation Services	(1.0%)
Alliance Gaming Corporation (a)		24,800	353
International Speedway Corporation - Class A		3,200	167
Station Casinos, Inc.		19,800	855
Westwood One, Inc. (a)		4,600	109
Apparel & Accessory Stores	(2.1%)
AnnTaylor, Inc. (a)		13,275	356
Christopher & Banks Corporation		37,900	620
Hot Topic, Inc. (a)		41,500	661
Pacific Sunwear of California, Inc. (a) (b)		32,950	672
Ross Stores, Inc.		18,600	431
Talbots, Inc. (The)		13,200	407
Apparel Products	(0.2%)
Gymboree Corporation (The) (a)		20,800	329
Auto Repair, Services & Parking	(0.3%)
Dollar Thrifty Automotive Group, Inc. (a)		19,100	460
Automotive	(1.3%)
Gentex Corporation		21,700	777
Oshkosh Truck Corporation		15,500	821
Thor Industries, Inc.		9,700	304
Automotive Dealers & Service Stations	(1.1%)
Group 1 Automotive, Inc. (a)		13,700	407
O’Reilly Automotive, Inc. (a) (b)		22,000	891
Sonic Automotive, Inc. (a)		5,100	114
West Marine, Inc. (a)		9,800	202
Beverages	(0.2%)
Boston Beer Company, Inc. (The) - Class A (a)		14,900	342
Business Services	(3.0%)
Catalina Marketing Corporation (a) (b)		7,300	146
ChoicePoint Inc. (a)		22,100	928
Digital Insight Corporation (a) (b)		41,800	620
Fair Issac Corporation (b)		28,005	800
Getty Images, Inc. (a) (b)		10,200	557
Rent-A-Center, Inc. (a)		21,950	644
Valassis Communications, Inc. (a)		4,700	137
Websense, Inc. (a)		16,100	615
Chemicals & Allied Products	(0.2%)
ATMI, Inc. (a)		13,500	275
Commercial Banks	(1.9%)
Boston Private Financial Holdings, Inc.		23,700	550
East West Bancorp, Inc.		18,200	614
Silicon Valley Bancshares (a)		11,600	425
Southwest Bancorporation of Texas, Inc.		19,400	395
UCBH Holdings, Inc.		22,000	860
Communication	(0.4%)
Global Payments Inc. (b)		11,380	519
Insight Communications Company, Inc. (a) (b)		12,300	108
Communications Equipment	(2.3%)
ADTRAN, Inc.		28,700	767
Anaren Microwave, Inc. (a)		19,500	234
Centillium Communications, Inc. (a)		114,900	339
Inter-Tel, Incorporated		39,600	859
Plantronics, Inc.		28,500	1,102
Powerwave Technologies, Inc. (a)		18,500	102
Computer & Data Processing Services	(9.0%)
Activision, Inc. (a)		39,450	578
Actuate Corporation (a)		44,800	161
Agile Software Corporation (a)		67,000	498
Borland Software Corporation (a)		46,300	383
CACI International Inc. - Class A (a)		14,600	600
Cognizant Technology Solutions Corporation (a)		18,500	510
Computer Programs and Systems, Inc.		65,500	1,332
Concord Communications, Inc. (a)		10,900	101
EarthLink, Inc. (a)		31,700	313
EPIQ Systems, Inc. (b)		8,600	128
F5 Networks, Inc. (a)		30,200	791
FactSet Research Systems Inc. (b)		7,900	341
Henry (Jack) & Associates, Inc.		19,500	375
Hyperion Solutions Corporation (a)		23,900	980
Informatica Corporation (a)		61,700	375
Inforte Corp. (a)		48,000	394
Macromedia, Inc. (a)		11,500	232
MatrixOne, Inc. (a)		56,300	358
Mercury Interactive Corporation (a) (b)		1,500	55
MTC Technologies, Inc. (a)		31,200	780
National Instruments Corporation		2,700	78
Netegrity, Inc. (a)		26,750	175
Open Text Corporation (a) (b)		22,700	576
Packeteer, Inc. (a)		35,200	330
Radiant Systems, Inc. (a)		17,550	70
Red Hat, Inc. (a) (b)		19,100	327
SERENA Software, Inc. (b)		34,200	527
SkillSoft PLC - ADR (a)		19,000	118
SRA International, Inc. - Class A (a) (b)		21,500	914
SupportSoft, Inc. (a)		38,700	341
Symantec Corporation (a)		8,300	388
Computer & Office Equipment	(1.6%)
Avocent Corporation (a)		3,700	111
Black Box Corporation		6,100	232
Maxtor Corporation (a) (b)		99,400	465
Polycom, Inc. (a)		30,906	596
RSA Security, Inc. (a)		10,100	188
SanDisk Corporation (a) (b)		29,400	715
Construction	(1.3%)
Insituform Technologies, Inc. - Class A (a)		13,000	234
M.D.C. Holdings, Inc.		9,934	667
Standard Pacific Corp. (b)		9,900	459
Toll Brothers, Inc. (a) (b)		15,000	596
Drug Stores & Proprietary Stores	(0.7%)
drugstore.com, inc. (a)		75,600	211
Omnicare, Inc.		27,400	775
Educational Services	(3.0%)
Apollo Group, Inc. - University of Phoenix Online (a)		14,866	1,281
Career Education Corporation (a) (b)		11,200	379
Corinthian Colleges, Inc. (a) (b)		27,400	513
DeVRY Inc. (a) (b)		30,400	707
Education Management Corporation (a)		34,600	960
ITT Educational Services, Inc. (b)		19,700	627
Electrical Goods	(0.4%)
Hughes Supply, Inc.		10,600	646
Electronic & Other Electric Equipment	(0.5%)
Digital Theater Systems, Inc. (a)		20,000	463
Harman International Industries, Incorporated		3,600	309
Electronic Components & Accessories	(7.0%)
Advanced Energy Industries, Inc. (a)		69,700	687
Aeroflex Incorporated (a)		87,600	971
AMIS Holdings, Inc. (a)		21,600	318
Exar Corporation (a)		24,000	323
Integrated Circuit Systems, Inc. (a)		21,500	514
Integrated Silicon Solution, Inc. (a)		45,300	381
Intersil Corporation - Class A		36,596	672
KEMET Corporation (a)		12,500	126
Lattice Semiconductor Corporation (a)		27,100	133
Mercury Computer Systems, Inc. (a) (b)		37,100	883
Micrel, Incorporated (a)		9,400	97
Microchip Technology Incorporated		2,175	63
OmniVision Technologies, Inc. (a) (b)		52,000	613
Pericom Semiconductor Corporation (a)		24,500	245
Plexus Corp. (a) (b)		48,900	548
REMEC, Inc. (a)		14,600	68
Semtech Corporation (a)		25,700	510
Sigmatel Incorporated (a)		14,100	215
Silicon Storage Technology, Inc. (a)		40,600	270
Sirenza Microdevices, Inc. (a)		77	(d	)
Skyworks Solutions, Inc. (a)		17,300	145
Tessera Technologies, Inc. (a)		22,700	395
TriQuint Semiconductor, Inc. (a)		24,426	99
TTM Technologies, Inc. (a)		98,600	1,132
Zoran Corporation (a)		43,797	775
Environmental Services	(0.9%)
Stericycle, Inc. (a)		12,600	617
Waste Connections, Inc. (a)		22,200	641
Fabricated Metal Products	(0.2%)
Simpson Manufacturing Co., Inc.		6,400	358
Food & Kindred Products	(0.1%)
Peet’s Coffee & Tea, Inc. (a) (b)		8,600	208
Food Stores	(0.3%)
Whole Foods Market, Inc. (b)		4,800	395
Furniture & Fixtures	(0.2%)
La-Z-Boy Incorporated		13,600	235
Furniture & Home Furnishings Stores	(1.2%)
Cost Plus, Inc. (a)		27,300	913
Pier 1 Imports, Inc.		23,400	420
Williams-Sonoma, Inc. (a) (b)		13,100	426
Health Services	(4.1%)
Accredo Health, Incorporated (a)		32,150	1,042
AMN Healthcare Services, Inc. (a) (b)		6,347	82
AmSurg Corp. (a)		18,600	442
Community Health Systems, Inc. (a)		11,700	288
DaVita Inc. (a)		27,300	829
Gentiva Health Services, Inc. (a)		28,400	432
LifePoint Hospitals, Inc. (a)		25,900	865
Manor Care, Inc.		10,500	328
Matria Healthcare, Inc. (a)		5,100	128
Renal Care Group, Inc. (a)		13,100	417
Symbion, Inc. (a) (b)		15,000	257
Triad Hospitals, Inc. (a)		9,000	307
United Surgical Partners International, Inc. (a)		19,600	691
Holding & Other Investment Offices	(0.4%)
Redwood Trust, Inc.		10,300	585
Industrial Machinery & Equipment	(3.9%)
Axcelis Technologies, Inc. (a)		50,200	468
Cymer, Inc. (a) (b)		19,100	547
Engineered Support Systems, Inc.		21,250	1,191
FMC Technologies, Inc. (a)		8,800	264
National-Oilwell, Inc. (a)		12,000	401
Oil States International, Inc. (a)		27,400	451
Varco International Inc. (a)		17,300	418
Varian Semiconductor Equipment Associates, Inc. (a)		18,800	562
Zebra Technologies Corporation - Class A (a)		17,400	1,438
Instruments & Related Products	(4.6%)
August Technology Corporation (a)		11,500	119
Avid Technology, Inc. (a)		25,300	1,184
Cognex Corporation		15,900	478
Coherent, Inc. (a)		11,100	292
Cohu, Inc.		17,100	324
Cytyc Corporation (a) (b)		21,500	520
Dionex Corporation (a)		4,650	219
FLIR Systems, Inc. (a)		19,700	1,254
Fossil, Inc. (a)		29,230	707
Herley Industries, Inc. (a)		14,200	267
Lexar Media, Inc. (a) (b)		36,100	195
Newport Corporation (a)		5,800	83
Pinnacle Systems, Inc. (a) (b)		20,000	79
Rudolph Technologies, Inc. (a) (b)		8,900	142
SBS Technologies, Inc. (a)		17,200	221
STAAR Surgical Company (a) (b)		43,300	229
Varian, Inc. (a)		8,300	315
Insurance	(3.3%)
Coventry Health Care, Inc. (a)		23,700	1,211
First Health Group Corp. (a)		31,000	435
Max Re Capital Ltd.		19,500	349
PMI Group, Inc. (The)		3,900	161
RenaissanceRe Holdings Ltd.		14,400	763
StanCorp Financial Group, Inc.		7,700	541
Triad Guaranty Inc. (a)		16,300	887
WellChoice, Inc. (a)		13,800	505
Insurance Agents, Brokers & Service	(0.3%)
Brown & Brown, Inc.		11,100	472
Leather & Leather Products	(0.2%)
Timberland Company (The) - Class A (a) (b)		5,800	337
Management Services	(2.4%)
Advisory Board Company (The) (a)		39,400	1,258
Corporate Executive Board Company (The)		27,200	1,542
Exult, Inc. (a)		56,100	294
Resources Connection, Inc. (a)		12,400	481
Manufacturing Industries	(0.3%)
Marvel Enterprises, Inc. (a) (b)		28,650	374
Medical Instruments & Supplies	(4.2%)
Advanced Neuromodulation Systems, Inc. (a)		13,600	436
Apogent Technologies, Inc. (a) (b)		7,600	247
Conceptus, Inc. (a) (b)		9,800	96
Cyberonics, Inc. (a) (b)		4,300	120
DENTSPLY International Inc.		13,950	678
ICU Medical, Inc. (a) (b)		20,800	578
INAMED Corporation (a) (b)		19,250	1,043
Mentor Corporation		5,300	167
Merit Medical Systems, Inc. (a)		14,800	250
Respironics, Inc. (a) (b)		16,900	942
STERIS Corporation (a)		45,400	933
Thoratec Corporation (a) (b)		48,900	499
Wright Medical Group, Inc. (a)		8,000	221
Mortgage Bankers & Brokers	(0.3%)
Doral Financial Corporation (b)		11,425	448
Motion Pictures	(0.6%)
CNET Networks, Inc. (a) (b)		28,900	264
Macrovision Corporation (a) (b)		31,500	682
Oil & Gas Extraction	(4.4%)
Atwood Oceanics, Inc. (a)		4,600	178
Cabot Oil & Gas Corporation - Class A		14,100	620
Cal Dive International, Inc. (a) (b)		29,600	918
Comstock Resources Inc. (a)		17,700	372
Evergreen Resources, Inc. (a)		13,700	561
Global Industries, Ltd. (a)		19,800	100
Grey Wolf, Inc. (a) (b)		144,000	647
Helmerich & Payne, Inc.		12,300	311
Patterson-UTI Energy, Inc. (a)		50,000	912
Spinnaker Exploration Company (a)		16,800	601
Stone Energy Corporation (a)		10,700	484
Unit Corporation (a)		23,000	742
Personal Credit Institutions	(0.2%)
First Marblehead Corporation (a) (b)		7,900	331
Pharmaceuticals	(8.1%)
Abgenix, Inc. (a)		18,800	184
Albany Molecular Research, Inc. (a)		17,900	213
Alkermes, Inc. (a) (b)		18,000	194
Andrx Corporation - Andrx Group (a)		7,400	192
Bradley Pharmaceuticals, Inc. (a) (b)		26,300	619
Celgene Corporation (a)		11,700	624
Cephalon, Inc. (a) (b)		8,024	405
Charles River Laboratories, Inc. (a) (b)		17,500	789
D & K Health Resources, Inc.		17,700	177
Digene Corporation (a)		25,600	874
Eon Labs, Inc. (a)		23,400	681
Human Genome Sciences, Inc. (a)		17,700	177
ICOS Corporation (a) (b)		13,000	313
IDEXX Laboratories, Inc. (a)		5,300	267
Invitrogen Corporation (a)		12,600	661
K-V Pharmaceutical Company - Class A (a) (b)		29,850	520
Martek Biosciences Corp. (a) (b)		17,500	828
Medicis Pharmaceutical Corporation - Class A		27,600	987
Neurocrine Biosciences, Inc. (a) (b)		14,100	657
Noven Pharmaceuticals, Inc. (a)		33,600	679
Par Pharmaceutical Companies, Inc. (a)		4,500	169
Protein Design Labs, Inc. (a) (b)		36,000	583
Taro Pharmaceutical Industries Ltd. (a) (b)		13,700	306
Techne Corporation (a)		16,100	641
Vertex Pharmaceuticals Incorporated (a)		7,694	71
Primary Metal Industries	(1.0%)
Lone Star Technologies, Inc. (a)		10,000	333
Maverick Tube Corporation (a)		30,600	883
Steel Dynamics, Inc.		10,000	328
Printing & Publishing	(0.5%)
Scholastic Corporation (a)		29,200	803
Radio & Television Broadcasting	(2.1%)
Cox Radio, Inc. - Class A (a)		16,100	279
Emmis Communications Corporation - Class A (a)		49,400	974
Entercom Communications Corp. (a)		11,900	458
Radio One, Inc. - Class D (a) (b)		58,600	891
Regent Communications, Inc. (a)		42,000	243
Spanish Broadcasting System, Inc. (a)		36,500	314
Radio, Television & Computer Stores	(0.2%)
GameStop Corp. (a)		21,200	326
Research & Testing Services	(1.3%)
Forrester Research, Inc. (a)		33,600	600
Pharmaceutical Product Development, Inc. (a) (b)		20,500	719
Symyx Technologies, Inc. (a)		28,300	546
Restaurants	(2.8%)
CEC Entertainment Inc. (a)		28,150	1,023
Cheesecake Factory Incorporated (The) (a) (b)		11,600	485
P.F. Chang’s China Bistro, Inc. (a) (b)		18,000	800
RARE Hospitality International, Inc. (a)		28,700	810
Ruby Tuesday, Inc.		16,900	488
Sonic Corp. (b)		20,775	478
Retail Trade	(2.0%)
A.C. Moore Arts & Crafts, Inc. (a)		35,100	883
Insight Enterprises, Inc. (a)		32,000	513
Michaels Stores, Inc.		12,400	670
PETsMART, Inc.		23,400	726
Schein (Henry), Inc. (a)		2,500	168
Rubber & Misc. Plastic Products	(0.2%)
Entegris, Inc. (a)		34,300	305
Savings Institutions	(0.6%)
IndyMac Bancorp, Inc. (a) (b)		24,800	824
Security & Commodity Brokers	(2.3%)
Affiliated Managers Group, Inc. (a) (b)		17,300	794
Eaton Vance Corp.		11,500	436
Greenhill & Co., Inc.		2,300	47
Investors Financial Services Corp.		23,500	1,073
Legg Mason, Inc.		3,600	283
Raymond James Financial, Inc.		19,800	463
Waddell & Reed Financial, Inc. - Class A		18,350	356
Social Services	(0.6%)
Bright Horizons Family Solutions, Inc. (a)		17,900	908
Telecommunications	(1.0%)
Nextel Partners, Inc. - Class A (a) (b)		81,100	1,303
NII Holdings, Inc. (a) (b)		4,400	167
Transportation & Public Utilities	(1.1%)
Forward Air Corporation (a)		13,900	552
UTI Worldwide, Inc.		22,000	1,134
Trucking & Warehousing	(1.2%)
Iron Mountain Incorporated (a) (b)		39,125	1,263
Old Dominion Freight Line, Inc. (a)		16,800	488
Variety Stores	(0.7%)
Dollar Tree Stores, Inc. (a)		7,800	210
Family Dollar Stores, Inc.		4,600	128
Fred’s, Inc.		38,950	703
Wholesale Trade Durable Goods	(1.4%)
Patterson Companies, Inc. (a)		12,600	925
Reliance Steel & Aluminum Co. Common Stock		8,000	319
SCP Pool Corporation		19,287	795
Wholesale Trade Nondurable Goods	(1.4%)
Performance Food Group Company (a)		11,400	282
SunOpta Inc. (a) (b)		97,800	714
Tractor Supply Company (a)		11,900	431
United Natural Foods, Inc.(a)		30,400	659

Total Common Stocks (cost: $138,725)			146,710

		Principal	Value
SECURITY LENDING COLLATERAL	(20.3%)
Debt	(17.8%)
Bank Notes	(2.0%)
Bank of America Corporation
1.31%, due 10/19/2004		$1,511	$1,511
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		1,511	1,511
Commercial Paper	(4.0%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		302	302
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		2,115	2,115
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		302	302
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		1,612	1,612
Sheffield Receivables - 144A
1.33%, due 08/16/2004		1,511	1,511
Euro Dollar Overnight	(0.4%)
Den Danske Bank
1.27%, due 08/06/2004		604	604
Euro Dollar Terms	(4.2%)
Bank of America Corporation
1.40%, due 09/01/2004		302	302
1.43%, due 09/17/2004		302	302
Bank of Montreal
1.37%, due 08/23/2004		1,183	1,183
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		544	544
BNP Paribas SA
1.41%, due 09/13/2004		1,209	1,209
Dexia Group
1.51%, due 10/01/2004		604	604
Royal Bank of Canada
1.27%, due 08/11/2004		1,511	1,511
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		604	604
Promissory Notes	(1.4%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		2,115	2,115
Repurchase Agreements (c)	(5.8%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $2,418 on 09/14/2004		2,418	2,418
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $6,044 on 08/02/2004		6,044	6,044

		Shares	Value
Investment Companies	(2.5%)
Money Market Funds	(2.5%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		2,204,230	$2,204
Merrimac Cash Series Fund - Premium Class
1-day yield of 1.20%		1,510,801	1,511

Total Security Lending Collateral (cost: $30,019)			30,019

Total Investment Securities (cost: $168,744)			$176,729

SUMMARY:
Investments, at value		119.8%	$176,729
Liabilities in excess of other assets		(19.8%)	(29,153)

Net assets		100.0%	$147,576

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $28,731.

(c)	Cash collateral for the Repurchase Agreements, valued at $8,630, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

(d)	Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $4,230 or 2.87% of the net assets of the Fund.

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At July 31, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(101.4%)
Aerospace	(0.4%)
Boeing Company (The)		2,600	$132
Amusement & Recreation Services	(1.1%)
Disney (Walt) Company (The) (b)		13,600	314
Apparel Products	(0.5%)
Cintas Corporation		3,600	151
Automotive	(0.9%)
Harley-Davidson, Inc.		4,700	281
Beverages	(3.2%)
Anheuser-Busch Companies, Inc.		2,900	151
Coca-Cola Company (The)		10,800	474
PepsiCo, Inc.		6,670	334
Business Services	(8.9%)
ChoicePoint Inc. (a)		3,700	155
Clear Channel Communications, Inc.		13,300	475
eBay Inc. (a)		6,900	540
Equifax Inc.		1,700	41
First Data Corporation		6,800	303
Monster Worldwide, Inc. (a) (b)		4,300	95
Moody’s Corporation (b)		3,800	259
Omnicom Group, Inc.		4,900	353
Robert Half International Inc.		6,500	181
WPP Group PLC - ADR		5,400	252
Chemicals & Allied Products	(3.4%)
Avon Products, Inc.		4,200	181
Colgate-Palmolive Company		3,500	186
Ecolab Inc.		3,600	110
Procter & Gamble Company (The)		8,600	448
Valspar Corporation (The)		2,000	98
Commercial Banks	(7.2%)
Bank of New York Company, Inc. (The)		8,600	247
Citigroup Inc.		17,759	783
Mellon Financial Corporation		4,000	110
Northern Trust Corporation		8,000	321
State Street Corporation		7,200	308
Wells Fargo & Company		6,400	367
Communication	(1.9%)
Certegy Inc.		4,800	182
Viacom, Inc. - Class B		11,200	376
Communications Equipment	(0.2%)
Nokia Corporation - ADR		5,500	64
Computer & Data Processing Services	(7.0%)
Automatic Data Processing, Inc.		4,200	176
BMC Software, Inc. (a)		1,400	22
Computer Associates International, Inc. (b)		3,900	98
Intuit Inc. (a)		2,500	94
Microsoft Corporation		39,600	1,127
Oracle Corporation (a)		21,000	221
SAP AG - ADR (a) (b)		1,400	56
Yahoo! Inc. (a) (b)		9,800	302
Computer & Office Equipment	(4.5%)
Cisco Systems, Inc. (a)		31,300	653
Dell Inc.		17,500	621
EMC Corporation (a)		7,700	84
Drug Stores & Proprietary Stores	(1.7%)
CVS Corporation (a)		4,200	176
Medco Health Solutions, Inc. (a)		1,109	34
Walgreen Co.		8,300	302
Educational Services	(0.9%)
Apollo Group, Inc. - Class A (a)		2,650	221
DeVRY Inc. (a)		2,000	47
Electronic & Other Electric Equipment	(3.5%)
General Electric Company		31,550	1,049
Electronic Components & Accessories	(10.8%)
Altera Corporation (a) (b)		14,700	306
Analog Devices, Inc.		7,400	294
Broadcom Corporation - Class A (a)		3,500	124
Intel Corporation		26,800	653
Linear Technology Corporation		11,600	454
Maxim Integrated Products		10,800	519
Microchip Technology Incorporated		6,300	183
Molex Incorporated - Class A		3,500	87
Texas Instruments Incorporated		13,700	292
Xilinx, Inc.		9,400	277
Fabricated Metal Products	(0.5%)
Gillette Company (The)		4,000	156
Food & Kindred Products	(0.7%)
General Mills, Inc.		2,300	103
Wrigley (Wm.) Jr. Company		1,700	103
Furniture & Home Furnishings Stores	(0.8%)
Bed Bath & Beyond Inc. (a) (b)		3,300	117
Williams-Sonoma, Inc. (a)		3,600	117
Industrial Machinery & Equipment	(0.9%)
Applied Materials, Inc. (a)		9,100	154
Illinois Tool Works Inc.		1,200	109
Insurance	(6.8%)
Ambac Financial Group, Inc.		2,400	171
American International Group, Inc.		10,763	760
UnitedHealth Group Incorporated		9,200	579
WellPoint Health Networks Inc. (a)		5,000	506
Insurance Agents, Brokers & Service	(1.3%)
Marsh & McLennan Companies, Inc.		8,900	395
Lumber & Other Building Materials	(1.7%)
Home Depot, Inc. (The)		14,700	496
Management Services	(0.5%)
Paychex, Inc.		5,200	160
Manufacturing Industries	(0.2%)
International Game Technology		1,600	52
Medical Instruments & Supplies	(3.6%)
Baxter International Inc.		3,100	93
Guidant Corporation		2,400	133
Medtronic, Inc.		13,900	690
Stryker Corporation (b)		3,400	162
Motion Pictures	(1.1%)
Time Warner Inc. (a)		20,000	333
Paper & Allied Products	(0.7%)
3M Company		600	49
Kimberly-Clark Corporation		2,500	160
Personal Credit Institutions	(0.5%)
SLM Corporation		4,200	159
Pharmaceuticals	(12.5%)
Abbott Laboratories		6,100	240
Amgen Inc. (a)		9,600	546
AstraZeneca PLC - ADR		2,000	90
Glaxo Wellcome PLC - ADR		6,700	274
Hospira, Inc. (a)		610	16
Johnson & Johnson		10,400	575
Lilly (Eli) and Company		6,500	414
Merck & Co., Inc.		6,800	308
Pfizer Inc.		32,585	1,041
Wyeth		5,700	202
Printing & Publishing	(1.1%)
McGraw-Hill Companies, Inc. (The)		4,400	330
Radio & Television Broadcasting	(1.0%)
IAC/InterActive Corp (a) (b)		5,100	139
Univision Communications Inc. - Class A (a)		5,500	159
Restaurants	(0.7%)
Starbucks Corporation (a)		4,300	202
Retail Trade	(0.5%)
Tiffany & Co.		4,600	164
Rubber & Misc. Plastic Products	(0.3%)
NIKE, Inc. - Class B		1,300	95
Security & Commodity Brokers	(1.8%)
American Express Company		4,400	221
Franklin Resources, Inc.		4,200	203
Schwab (Charles) Corporation (The)		14,600	128
Telecommunications	(0.6%)
Vodafone Group PLC - ADR		8,000	174
Transportation & Public Utilities	(0.4%)
Expeditors International of Washington, Inc.		2,800	130
U.S. Government Agencies	(2.8%)
Fannie Mae		5,300	376
Freddie Mac		7,000	450
Variety Stores	(3.5%)
Dollar General Corporation		9,800	189
Family Dollar Stores, Inc.		3,900	109
Wal-Mart Stores, Inc.		14,100	747
Wholesale Trade Nondurable Goods	(0.8%)
SYSCO Corporation		7,300	251

Total Common Stocks (cost: $23,599)			30,274

		Principal	Value
SECURITY LENDING COLLATERAL	(5.4%)
Debt	(4.7%)
Bank Notes	(0.5%)
Bank of America Corporation
1.31%, due 10/19/2004		$81	$81
Canadian Imperial Bank of Commerce
1.36%, due 11/04/2004		81	81
Commercial Paper	(1.1%)
Fairway Finance Corporation - 144A
1.40%, due 08/26/2004		16	16
Falcon Asset Securitization Corporation - 144A
1.36%, due 08/20/2004		115	115
Jupiter Securitization Corporation - 144A
1.30%, due 08/12/2004		16	16
Preferred Receivables Funding Corporation
1.34%, due 08/17/2004		87	87
Sheffield Receivables - 144A
1.33%, due 08/16/2004		81	81
Euro Dollar Overnight	(0.1%)
Den Danske Bank
1.27%, due 08/06/2004		33	33
Euro Dollar Terms	(1.1%)
Bank of America Corporation
1.40%, due 09/01/2004		16	16
1.43%, due 09/17/2004		16	16
Bank of Montreal
1.37%, due 08/23/2004		64	64
Bank of Nova Scotia (The)
1.32%, due 08/13/2004		29	29
BNP Paribas SA
1.41%, due 09/13/2004		65	65
Dexia Group
1.51%, due 10/01/2004		33	33
Royal Bank of Canada
1.27%, due 08/11/2004		81	81
Toronto Dominion Bank (The)
1.43%, due 09/03/2004		33	33
Promissory Notes	(0.4%)
Goldman Sachs Group, Inc. (The)
1.39%, due 10/29/2004		114	114
Repurchase Agreements(c)	(1.5%)
Goldman Sachs Group, Inc. (The)
1.38% Repurchase Agreement dated 07/30/2004 to be repurchased at $131 on 09/14/2004		131	131
Merrill Lynch & Co., Inc.
1.35% Repurchase Agreement dated 07/30/2004 to be repurchased at $327 on 08/02/2004		327	327

		Shares	Value
Investment Companies	(0.7%)
Money Market Funds	(0.7%)
Merrill Lynch Premier Institutional Fund
1-day yield of 1.28%		118,851	$119
Merrimac Cash Series Fund - Premium Class
1-day-yield of 1.20%		81,462	81

Total Security Lending Collateral (cost: $1,619)			1,619

Total Investment Securities (cost: $25,218)			$31,893

SUMMARY:
Investments, at value		106.8%	$31,893
Liabilities in excess of other assets		(6.8%)	(2,042)

Net assets		100.0%	$29,851

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2004, all or a portion of this security is on loan. The value at July 31, 2004, of all securities on loan is $1,555.

(c)	Cash collateral for the Repurchase Agreements, valued at $465, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.88% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR	American Depositary Receipt

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities aggregated $228 or 0.76% of the net assets of the Fund.

Item 2. Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of July 31, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	September 28, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Principal Financial Officer
Date:	September 28, 2004